UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21732

Mercer Funds

(Exact name of registrant as specified in charter)

99 High Street

Boston, MA 02110

(Address of principal executive offices)(Zip Code)

Scott M. Zoltowski, Esq.

Mercer Investment Management, Inc.

99 High Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 747-9500

Date of fiscal year end: March 31, 2015

Date of reporting period: June 30, 2014

Item 1. Schedule of Investments. – The schedule of investments for the period ended June 30, 2014, is filed herewith.

Mercer US Large Cap Growth Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.8%
	Agriculture — 2.0%
57,573	Monsanto Co.	7,181,656

	Apparel — 4.1%
66,700	NIKE, Inc. Class B	5,172,585
61,225	Ralph Lauren Corp.	9,838,245

		15,010,830

	Auto Manufacturers — 0.8%
12,649	Tesla Motors, Inc. * ‡	3,036,519

	Beverages — 4.9%
22,500	Anheuser-Busch InBev NV, Sponsored ADR	2,586,150
182,500	Coca-Cola Co. (The)	7,730,700
58,400	Diageo Plc, Sponsored ADR	7,432,568

		17,749,418

	Biotechnology — 7.2%
34,391	Alexion Pharmaceuticals, Inc. *	5,373,594
21,663	Biogen Idec, Inc. *	6,830,560
43,402	Celgene Corp. *	3,727,364
21,463	Illumina, Inc. *	3,832,004
11,100	Regeneron Pharmaceuticals, Inc. *	3,135,417
33,728	Vertex Pharmaceuticals, Inc. *	3,193,367

		26,092,306

	Commercial Services — 3.7%
63,654	Visa, Inc. Class A	13,412,534

	Computers — 4.1%
125,730	Apple, Inc.	11,684,089
66,875	Cognizant Technology Solutions Corp. Class A *	3,270,856

		14,954,945

	Distribution & Wholesale — 2.2%
92,475	Fastenal Co. ‡	4,576,588
13,990	W.W. Grainger, Inc.	3,557,237

		8,133,825

	Diversified Financial Services — 0.6%
81,700	Charles Schwab Corp. (The)	2,200,181

	Food — 5.3%
92,700	Nestle SA, Sponsored ADR	7,200,009
111,500	Unilever NV	4,879,240
186,800	Whole Foods Market, Inc.	7,216,084

		19,295,333

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	Health Care - Products — 0.4%
3,900	Intuitive Surgical, Inc. *	1,606,020

	Internet — 20.0%
28,848	Amazon.Com, Inc. *	9,369,253
40,673	Baidu, Inc., Sponsored ADR *	7,598,123
190,150	eBay, Inc. *	9,518,909
112,471	Facebook, Inc. Class A *	7,568,174
13,115	Google, Inc. Class A *	7,667,947
19,700	Google, Inc. Class C *	11,333,016
42,580	LinkedIn Corp. Class A *	7,301,193
6,435	Priceline Group (The), Inc. *	7,741,305
82,807	Splunk, Inc. *	4,581,711

		72,679,631

	Lodging — 1.5%
34,100	Las Vegas Sands Corp.	2,599,102
46,000	Marriott International, Inc. Class A	2,948,600

		5,547,702

	Media — 9.5%
77,975	AMC Networks, Inc. Class A *	4,794,683
41,037	Discovery Communications, Inc. Class A *	3,048,228
80,200	Scripps Networks Interactive, Inc. Class A	6,507,428
169,601	Time Warner, Inc.	11,914,412
47,300	Twenty-First Century Fox, Inc.	1,662,595
76,400	Walt Disney Co. (The)	6,550,536

		34,477,882

	Metal Fabricate & Hardware — 0.7%
10,496	Precision Castparts Corp.	2,649,191

	Oil & Gas — 1.7%
95,249	Cabot Oil & Gas Corp.	3,251,801
61,000	Southwestern Energy Co. *	2,774,890

		6,026,691

	Oil & Gas Services — 3.2%
94,492	FMC Technologies, Inc. *	5,770,627
30,000	National Oilwell Varco, Inc.	2,470,500
27,500	Schlumberger, Ltd.	3,243,625

		11,484,752

	Pharmaceuticals — 2.9%
24,500	BioMarin Pharmaceutical, Inc. *	1,524,145
72,110	Bristol-Myers Squibb Co.	3,498,056
35,105	Gilead Sciences, Inc. *	2,910,556
29,127	Pharmacyclics, Inc. * ‡	2,612,983

		10,545,740

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	Retail — 10.8%
104,000	Cheesecake Factory (The), Inc. ‡	4,827,680
6,600	Chipotle Mexican Grill, Inc. *	3,910,566
20,175	Domino’s Pizza, Inc.	1,474,591
118,400	Lululemon Athletica, Inc. * ‡	4,792,832
41,582	Michael Kors Holdings, Ltd. *	3,686,244
22,515	Panera Bread Co. Class A *	3,373,422
89,275	Starbucks Corp.	6,908,100
62,760	TJX Cos. (The), Inc.	3,335,694
95,500	Williams-Sonoma, Inc.	6,854,990

		39,164,119

	Semiconductors — 2.1%
125,741	ARM Holdings Plc, Sponsored ADR	5,688,523
21,700	ASML Holding NV, ADR ‡	2,023,959

		7,712,482

	Software — 4.9%
13,300	athenahealth, Inc. * ‡	1,664,229
39,500	Cerner Corp. *	2,037,410
61,182	Red Hat, Inc. *	3,381,529
128,448	Salesforce.com, Inc. *	7,460,260
32,972	VMware, Inc. Class A *	3,192,019

		17,735,447

	Telecommunications — 2.2%
102,000	QUALCOMM, Inc.	8,078,400

	TOTAL COMMON STOCKS (COST $296,573,319)	344,775,604

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 15.0%
	Bank Deposit — 10.2%
37,011,779	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/14	37,011,779

	Securities Lending Collateral — 4.8%
17,636,901	State Street Navigator Securities Lending Prime Portfolio ***	17,636,901

	TOTAL SHORT-TERM INVESTMENTS (COST $54,648,680)	54,648,680

	TOTAL INVESTMENTS — 109.8% (COST $351,221,999)	399,424,284
	Other Assets and Liabilities (net) — (9.8)%	(35,632,829)

	NET ASSETS — 100.0%	$363,791,455

Notes to Schedule of Investments:

ADR – American Depository Receipt

*	Non-income producing security
‡	All or a portion of this security is out on loan.
***	Represents an investment of securities lending cash collateral.

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
79	S&P 500 E-mini Index	September 2014	$7,711,980	$92,010
13	S&P Mid 400 E-mini Index	September 2014	1,858,090	32,850
44	NASDAQ 100 E-mini Index	September 2014	3,379,640	61,045

				$185,905

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	94.8
Futures Contracts	0.0
Short-Term Investments	15.0
Other Assets and Liabilities (net)	(9.8)

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.6%
	Advertising — 0.3%
15,759	Omnicom Group, Inc.	1,122,356

	Aerospace & Defense — 2.4%
18,823	L-3 Communications Holdings, Inc.	2,272,877
11,820	Lockheed Martin Corp.	1,899,829
28,625	Northrop Grumman Corp.	3,424,409
15,170	Raytheon Co.	1,399,432

		8,996,547

	Agriculture — 1.0%
19,480	Archer-Daniels-Midland Co.	859,263
23,084	Lorillard, Inc.	1,407,432
10,762	Philip Morris International, Inc.	907,344
7,892	Reynolds American, Inc.	476,282

		3,650,321

	Airlines — 1.0%
16,660	American Airlines Group, Inc. *	715,714
72,195	Delta Air Lines, Inc.	2,795,390
7,810	United Continental Holdings, Inc. *	320,757

		3,831,861

	Auto Manufacturers — 2.4%
107,833	General Motors Co.	3,914,338
13,380	PACCAR, Inc.	840,665
32,430	Toyota Motor Corp., Sponsored ADR	3,880,574

		8,635,577

	Auto Parts & Equipment — 0.3%
12,890	Lear Corp.	1,151,335

	Banks — 6.7%
272,050	Bank of America Corp.	4,181,409
22,610	BB&T Corp.	891,512
35,495	Capital One Financial Corp.	2,931,887
20,750	Comerica, Inc.	1,040,820
124,340	Fifth Third Bancorp	2,654,659
76,415	Grupo Financiero Santander Mexico SAB de CV Class B, ADR	1,014,791
12,190	PNC Financial Services Group, Inc.	1,085,520
39,970	Regions Financial Corp.	424,481
12,340	State Street Corp.	829,988
21,840	SunTrust Banks, Inc.	874,911
169,452	Wells Fargo & Co.	8,906,397

		24,836,375

	Beverages — 1.5%
81,400	Coca-Cola Enterprises, Inc.	3,889,292
7,880	Molson Coors Brewing Co. Class B	584,381

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	Beverages — continued
9,730	PepsiCo, Inc.	869,278

		5,342,951

	Biotechnology — 0.2%
6,870	Amgen, Inc.	813,202

	Building Materials — 0.5%
13,806	Louisiana-Pacific Corp. *	207,366
8,900	Martin Marietta Materials, Inc.	1,175,245
15,460	Owens Corning	597,993

		1,980,604

	Chemicals — 1.7%
6,553	CF Industries Holdings, Inc.	1,576,193
46,820	Dow Chemical Co. (The)	2,409,357
29,190	Huntsman Corp.	820,239
2,419	LyondellBasell Industries NV Class A	236,215
6,464	PPG Industries, Inc.	1,358,410

		6,400,414

	Commercial Services — 1.7%
21,192	ADT Corp. (The) ‡	740,448
16,890	Apollo Group, Inc. Class A *	527,813
12,857	H&R Block, Inc.	430,967
34,030	Hertz Global Holdings, Inc. *	953,861
10,740	McKesson Corp.	1,999,895
85,855	Western Union Co. (The)	1,488,726

		6,141,710

	Computers — 5.2%
66,080	Apple, Inc.	6,140,814
93,145	Brocade Communications Systems, Inc.	856,934
106,925	EMC Corp.	2,816,405
16,680	Hewlett-Packard Co.	561,782
19,869	NetApp, Inc.	725,616
1,013	SanDisk Corp.	105,788
93,733	Seagate Technology Plc	5,325,909
29,010	Western Digital Corp.	2,677,623

		19,210,871

	Cosmetics & Personal Care — 0.1%
25,920	Avon Products, Inc.	378,691

	Diversified Financial Services — 10.4%
22,127	Ameriprise Financial, Inc.	2,655,240
71,649	Berkshire Hathaway, Inc. Class B *	9,067,897
39,520	Blackstone Group (The), LP	1,321,549
161,018	Citigroup, Inc.	7,583,948
28,805	Discover Financial Services	1,785,334
10,840	Goldman Sachs Group, Inc. (The)	1,815,050
11,710	Invesco, Ltd.	442,052

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	Diversified Financial Services — continued
172,522	JPMorgan Chase & Co.	9,940,718
50,530	KKR & Co., LP	1,229,395
42,690	Morgan Stanley	1,380,168
11,800	Santander Consumer USA Holdings, Inc.	229,392
24,830	TD Ameritrade Holding Corp.	778,420

		38,229,163

	Electric — 0.9%
91,015	AES Corp.	1,415,283
19,250	Exelon Corp.	702,240
34,860	NRG Energy, Inc.	1,296,792

		3,414,315

	Electrical Components & Equipment — 0.2%
14,200	Generac Holdings, Inc. *	692,108

	Electronics — 0.6%
10,200	Agilent Technologies, Inc.	585,888
22,753	Koninklijke Philips Electronics NV, ADR	722,635
12,177	TE Connectivity, Ltd.	753,026

		2,061,549

	Entertainment — 0.2%
13,200	Six Flags Entertainment Corp.	561,660

	Food — 0.2%
22,560	Tyson Foods, Inc. Class A	846,902

	Forest Products & Paper — 0.3%
22,555	International Paper Co.	1,138,351

	Gas — 0.2%
6,215	Energen Corp.	552,389

	Hand & Machine Tools — 0.1%
5,955	Stanley Black & Decker, Inc.	522,968

	Health Care - Products — 1.9%
14,580	Covidien Plc	1,314,824
27,964	Johnson & Johnson	2,925,594
20,525	Medtronic, Inc.	1,308,674
8,069	St. Jude Medical, Inc.	558,778
7,750	Zimmer Holdings, Inc.	804,915

		6,912,785

	Health Care - Services — 1.7%
8,490	Aetna, Inc.	688,369
11,960	Laboratory Corp. of America Holdings *	1,224,704
41,277	Quest Diagnostics, Inc.	2,422,547

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	Health Care - Services — continued
5,570	UnitedHealth Group, Inc.	455,348
13,820	WellPoint, Inc.	1,487,170

		6,278,138

	Insurance — 6.3%
24,425	ACE, Ltd.	2,532,873
45,637	Allstate Corp. (The)	2,679,805
20,930	American International Group, Inc.	1,142,359
13,580	Cigna Corp.	1,248,953
4,852	Everest Re Group, Ltd.	778,697
21,830	Genworth Financial, Inc. Class A *	379,842
27,090	Hartford Financial Services Group, Inc. (The)	970,093
22,610	Lincoln National Corp.	1,163,058
106,485	MetLife, Inc.	5,916,307
18,245	Prudential Financial, Inc.	1,619,609
23,466	Travelers Cos. (The), Inc.	2,207,447
9,010	Validus Holdings, Ltd.	344,542
51,430	Voya Financial, Inc.	1,868,966
7,825	XL Group Plc	256,112

		23,108,663

	Internet — 0.9%
13,010	Check Point Software Technologies, Ltd. * ‡	872,060
530	Google, Inc. Class A *	309,875
790	Google, Inc. Class C *	454,471
18,940	Symantec Corp.	433,726
30,313	Yahoo!, Inc. *	1,064,896

		3,135,028

	Iron & Steel — 0.4%
20,440	Reliance Steel & Aluminum Co.	1,506,632

	Leisure Time — 0.3%
24,330	Carnival Corp.	916,025

	Lodging — 0.1%
6,124	Wyndham Worldwide Corp.	463,709

	Machinery - Construction & Mining — 0.6%
8,670	Caterpillar, Inc.	942,169
20,520	Joy Global, Inc. ‡	1,263,622

		2,205,791

	Machinery - Diversified — 0.9%
8,460	Cummins, Inc.	1,305,293
26,231	Flowserve Corp.	1,950,275

		3,255,568

	Media — 5.8%
19,367	British Sky Broadcasting Group Plc, Sponsored ADR ‡	1,214,311

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	Media — continued
9,585	CBS Corp. Class B	595,612
35,716	Comcast Corp. Class A	1,917,235
52,192	DIRECTV *	4,436,842
33,310	Liberty Global Plc Series C *	1,409,346
9,380	Liberty Media Corp. - Capital Series A *	1,282,058
50,310	News Corp. Class A *	902,561
6,000	Scripps Networks Interactive, Inc. Class A	486,840
25,932	Time Warner, Inc.	1,821,723
3,242	Time, Inc. *	78,509
17,200	Tribune Co. *	1,462,860
23,910	Twenty-First Century Fox, Inc.	840,437
37,068	Viacom, Inc. Class B	3,214,908
21,180	Walt Disney Co. (The)	1,815,973

		21,479,215

	Mining — 0.2%
10,480	Vulcan Materials Co.	668,100

	Miscellaneous - Manufacturing — 2.2%
9,995	Crane Co.	743,228
10,215	Dover Corp.	929,054
11,390	Eaton Corp. Plc	879,080
86,050	General Electric Co.	2,261,394
21,330	Honeywell International, Inc.	1,982,624
6,520	Parker Hannifin Corp.	819,760
10,050	Tyco International, Ltd.	458,280

		8,073,420

	Office & Business Equipment — 0.1%
39,903	Xerox Corp.	496,393

	Oil & Gas — 10.7%
16,360	Anadarko Petroleum Corp.	1,790,929
21,040	Apache Corp.	2,117,045
57,780	BP Plc, Sponsored ADR	3,047,895
42,900	Canadian Natural Resources, Ltd.	1,969,539
10,270	Chevron Corp.	1,340,748
17,895	ENI Spa, Sponsored ADR ‡	982,436
7,843	EOG Resources, Inc.	916,533
10,815	EQT Corp.	1,156,123
75,365	Exxon Mobil Corp.	7,587,748
17,331	Hess Corp.	1,713,863
11,440	Marathon Oil Corp.	456,685
41,855	Marathon Petroleum Corp.	3,267,620
74,067	Occidental Petroleum Corp.	7,601,496
43,195	Phillips 66	3,474,174
31,900	QEP Resources, Inc.	1,100,550
18,840	Valero Energy Corp.	943,884

		39,467,268

	Oil & Gas Services — 2.1%
6,520	Cameron International Corp. *	441,469
57,482	Halliburton Co.	4,081,797

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	Oil & Gas Services — continued
27,040	Schlumberger, Ltd.	3,189,368

		7,712,634

	Packaging & Containers — 0.4%
15,610	Crown Holdings, Inc. *	776,753
7,535	Rock-Tenn Co. Class A	795,621

		1,572,374

	Pharmaceuticals — 6.2%
28,630	AbbVie, Inc.	1,615,877
19,490	AmerisourceBergen Corp.	1,416,143
19,110	Cardinal Health, Inc.	1,310,182
27,570	Express Scripts Holding Co. *	1,911,428
67,970	Merck & Co., Inc.	3,932,065
12,410	Mylan, Inc. *	639,860
9,990	Novartis AG, ADR	904,395
23,365	Omnicare, Inc.	1,555,408
307,959	Pfizer, Inc.	9,140,223
7,920	Sanofi, ADR	421,106

		22,846,687

	REITS — 0.8%
23,170	American Capital Agency Corp. REIT	542,410
28,300	American Homes 4 Rent Class A REIT	502,608
55,100	Hatteras Financial Corp. REIT	1,091,531
62,330	Two Harbors Investment Corp. REIT	653,218

		2,789,767

	Retail — 4.8%
50,695	CVS Caremark Corp.	3,820,882
10,820	Dillard’s, Inc. Class A	1,261,720
3,007	Gap, Inc. (The)	125,001
13,994	Home Depot, Inc. (The)	1,132,954
48,198	Kohl’s Corp.	2,539,071
40,708	Lowe’s Cos., Inc.	1,953,577
38,315	Macy’s, Inc.	2,223,036
1,977	Nordstrom, Inc.	134,298
6,730	O’Reilly Automotive, Inc. *	1,013,538
6,870	PVH Corp.	801,042
18,700	Target Corp.	1,083,665
9,463	Tim Hortons, Inc.	517,910
15,940	Wal-Mart Stores, Inc.	1,196,616

		17,803,310

	Semiconductors — 2.2%
139,657	Applied Materials, Inc.	3,149,265
8,112	Lam Research Corp.	548,209
95,839	NVIDIA Corp.	1,776,855
54,280	ON Semiconductor Corp. *	496,119
27,780	Texas Instruments, Inc.	1,327,606

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	Semiconductors — continued
18,260	Xilinx, Inc.	863,881

		8,161,935

	Software — 2.2%
60,900	Activision Blizzard, Inc.	1,358,070
8,445	Fidelity National Information Services, Inc.	462,279
6,395	Global Payments, Inc.	465,876
111,185	Microsoft Corp.	4,636,414
26,745	Oracle Corp.	1,083,975

		8,006,614

	Telecommunications — 6.4%
30,955	America Movil SA de CV Series L, ADR	642,316
64,143	AT&T, Inc.	2,268,097
48,040	CenturyLink, Inc.	1,739,048
48,500	China Mobile, Ltd., Sponsored ADR ‡	2,357,585
312,505	Cisco Systems, Inc.	7,765,749
15,056	Corning, Inc.	330,479
30,495	Motorola Solutions, Inc.	2,030,052
38,589	Nippon Telegraph & Telephone Corp., ADR ‡	1,204,363
13,565	QUALCOMM, Inc.	1,074,348
51,436	Telefonica Brasil SA, ADR ‡	1,054,952
10,933	TELUS Corp.	407,145
54,705	Verizon Communications, Inc.	2,676,716

		23,550,850

	Transportation — 0.3%
3,535	CH Robinson Worldwide, Inc.	225,498
9,350	Norfolk Southern Corp.	963,330

		1,188,828

	TOTAL COMMON STOCKS (COST $274,260,829)	352,111,954

	INVESTMENT COMPANY — 0.1%
	Investment Company — 0.1%
4,660	iShares Russell 1000 Value Index Fund	471,918

	TOTAL INVESTMENT COMPANY (COST $440,507)	471,918

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 6.1%
	Bank Deposit — 4.2%
15,510,784	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/14	15,510,784

	Securities Lending Collateral — 1.9%
6,822,231	State Street Navigator Securities Lending Prime Portfolio ***	6,822,231

	TOTAL SHORT-TERM INVESTMENTS (COST $22,333,015)	22,333,015

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

TOTAL INVESTMENTS — 101.8% (COST $297,034,351)	374,916,887
Other Assets and Liabilities (net) — (1.8)%	(6,513,415)

NET ASSETS — 100.0%	$368,403,472

Notes to Schedule of Investments:

ADR – American Depository Receipt

REIT – Real Estate Investment Trust

*	Non-income producing security
‡	All or a portion of this security is out on loan.
***	Represents an investment of securities lending cash collateral.

A summary of outstanding financial instruments at June 30, 2014 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Unrealized Appreciation (Depreciation)
Sales
07/11/14	JPY	Barclays Bank Plc	256,200,000	$2,529,169	$(39,043)

Currency Abbreviations

JPY – Japanese Yen

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
84	S&P 500 E-mini Index	September 2014	$8,200,080	$80,494
2	S&P Mid 400 E-mini Index	September 2014	285,860	3,915

				$84,409

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	95.6
Investment Company	0.1
Forward Foreign Currency Contracts	0.0
Futures Contracts	0.0
Short-Term Investments	6.1
Other Assets and Liabilities (net)	(1.8)

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 92.6%
	Aerospace & Defense — 1.3%
24,200	BE Aerospace, Inc. *	2,238,258
9,625	TransDigm Group, Inc.	1,609,877
20,239	Triumph Group, Inc.	1,413,087

		5,261,222

	Apparel — 0.3%
60,888	Ascena Retail Group, Inc. *	1,041,185

	Auto Parts & Equipment — 1.1%
20,206	Dorman Products, Inc. * ‡	996,560
19,692	Tenneco, Inc. *	1,293,765
21,510	WABCO Holdings, Inc. *	2,297,698

		4,588,023

	Banks — 1.3%
39,509	BankUnited, Inc.	1,322,761
28,880	Comerica, Inc.	1,448,621
45,500	First Republic Bank	2,502,045

		5,273,427

	Biotechnology — 0.7%
65,150	Aegerion Pharmaceuticals, Inc. * ‡	2,090,663
109,701	Sunesis Pharmaceuticals, Inc. * ‡	715,251

		2,805,914

	Building Materials — 1.4%
50,652	Boise Cascade Co. *	1,450,673
24,710	Eagle Materials, Inc.	2,329,659
13,600	Martin Marietta Materials, Inc.	1,795,880

		5,576,212

	Chemicals — 4.3%
56,267	Axiall Corp.	2,659,741
21,630	Cytec Industries, Inc.	2,280,235
24,642	HB Fuller Co.	1,185,280
93,510	Huntsman Corp.	2,627,631
61,790	PolyOne Corp.	2,603,831
31,390	Rockwood Holdings, Inc.	2,385,326
75,179	RPM International, Inc.	3,471,766

		17,213,810

	Coal — 0.8%
69,640	Consol Energy, Inc.	3,208,315

	Commercial Services — 7.5%
53,907	Acacia Research Corp. ‡	956,849
30,783	Bright Horizons Family Solutions, Inc. *	1,321,822
24,586	Euronet Worldwide, Inc. *	1,186,029

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	Commercial Services — continued
12,525	FleetCor Technologies, Inc. *	1,650,795
123,918	Heartland Payment Systems, Inc. ‡	5,106,661
15,344	Huron Consulting Group, Inc. *	1,086,662
136,825	K12, Inc. * ‡	3,293,378
29,150	Nord Anglia Education, Inc. *	533,445
42,651	On Assignment, Inc. *	1,517,096
134,725	Ritchie Bros Auctioneers, Inc. ‡	3,320,971
50,710	Robert Half International, Inc.	2,420,895
114,870	Service Corp. International	2,380,106
24,148	Team Health Holdings, Inc. *	1,205,951
56,450	Total System Services, Inc.	1,773,095
23,820	United Rentals, Inc. *	2,494,669

		30,248,424

	Computers — 3.6%
91,376	Cadence Design Systems, Inc. *	1,598,166
18,660	IHS, Inc. Class A *	2,531,602
108,865	j2 Global, Inc.	5,536,874
281,691	Logitech International SA	3,668,844
13,884	Synaptics, Inc. *	1,258,446

		14,593,932

	Distribution & Wholesale — 1.6%
33,896	Beacon Roofing Supply, Inc. *	1,122,635
56,580	Ingram Micro, Inc. Class A *	1,652,702
11,345	MWI Veterinary Supply, Inc. *	1,610,876
22,320	WESCO International, Inc. *	1,928,002

		6,314,215

	Diversified Financial Services — 3.6%
24,875	Affiliated Managers Group, Inc. *	5,109,325
48,670	CBOE Holdings, Inc.	2,395,051
46,475	Ellie Mae, Inc. * ‡	1,446,767
22,636	Lazard, Ltd. Class A	1,167,112
47,350	Raymond James Financial, Inc.	2,402,065
18,673	Waddell & Reed Financial, Inc. Class A	1,168,743
17,415	WageWorks, Inc. *	839,577

		14,528,640

	Electrical Components & Equipment — 1.4%
17,080	Belden, Inc.	1,334,973
22,800	Generac Holdings, Inc. *	1,111,272
19,060	Hubbell, Inc. Class B	2,347,239
19,180	SunPower Corp. * ‡	785,996

		5,579,480

	Electronics — 0.6%
14,869	Coherent, Inc. *	983,882
10,620	Gentex Corp.	308,936
24,584	Woodward, Inc.	1,233,625

		2,526,443

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	Entertainment — 0.6%
41,944	Cinemark Holdings, Inc.	1,483,140
31,439	Multimedia Games Holding Co., Inc. *	931,852

		2,414,992

	Environmental Control — 0.3%
24,427	Waste Connections, Inc.	1,185,931

	Food — 0.3%
12,439	Hain Celestial Group (The), Inc. *	1,103,837

	Hand & Machine Tools — 0.9%
54,139	Lincoln Electric Holdings, Inc.	3,783,233

	Health Care - Products — 5.0%
132,366	ABIOMED, Inc. * ‡	3,327,681
48,379	DexCom, Inc. *	1,918,711
91,447	Endologix, Inc. *	1,390,909
11,440	IDEXX Laboratories, Inc. *	1,528,041
117,839	Spectranetics Corp. *	2,696,157
59,379	Techne Corp.	5,496,714
35,584	Thoratec Corp. *	1,240,458
85,920	Wright Medical Group, Inc. *	2,697,888

		20,296,559

	Health Care - Services — 4.3%
61,062	Acadia Healthcare Co., Inc. *	2,778,321
57,700	Brookdale Senior Living, Inc. *	1,923,718
67,720	Community Health Systems, Inc. *	3,072,456
21,300	Covance, Inc. *	1,822,854
40,156	Envision Healthcare Holdings, Inc. *	1,442,002
28,615	Magellan Health, Inc. *	1,780,998
11,010	Mettler-Toledo International, Inc. *	2,787,512
22,547	WellCare Health Plans, Inc. *	1,683,359

		17,291,220

	Home Furnishings — 1.3%
35,474	Harman International Industries, Inc.	3,810,972
27,100	Tempur Sealy International, Inc. *	1,617,870

		5,428,842

	Household Products & Wares — 1.1%
45,800	Jarden Corp. *	2,718,230
30,020	Scotts Miracle-Gro Co. (The) Class A	1,706,937

		4,425,167

	Insurance — 0.5%
118,760	Genworth Financial, Inc. Class A *	2,066,424

	Internet — 3.2%
85,548	Coupons.com, Inc. * ‡	2,250,768

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	Internet — continued
46,393	CyrusOne, Inc.	1,155,186
52,243	HomeAway, Inc. *	1,819,101
39,608	Marketo, Inc. * ‡	1,151,801
144,759	NIC, Inc.	2,294,430
48,270	Pandora Media, Inc. *	1,423,965
33,150	Shutterstock, Inc. * ‡	2,750,787

		12,846,038

	Leisure Time — 0.4%
13,108	Polaris Industries, Inc.	1,707,186

	Lodging — 0.4%
21,513	Wyndham Worldwide Corp.	1,628,964

	Machinery - Construction & Mining — 0.4%
43,092	Terex Corp.	1,771,081

	Machinery - Diversified — 2.7%
31,113	Cognex Corp. *	1,194,739
68,250	Graco, Inc.	5,328,960
13,668	Middleby Corp. (The) *	1,130,617
15,160	Wabtec Corp.	1,252,064
25,949	Zebra Technologies Corp. Class A *	2,136,122

		11,042,502

	Media — 0.4%
31,800	Nexstar Broadcasting Group, Inc. Class A ‡	1,641,198

	Metal Fabricate & Hardware — 1.0%
57,100	Timken Co. (The)	3,873,664

	Miscellaneous - Manufacturing — 0.7%
14,660	Carlisle Cos., Inc.	1,269,849
36,340	Trimas Corp. *	1,385,644

		2,655,493

	Oil & Gas — 3.6%
68,680	Bill Barrett Corp. * ‡	1,839,250
116,980	Denbury Resources, Inc.	2,159,451
159,365	Magnum Hunter Resources Corp. *	1,306,793
27,028	Oasis Petroleum, Inc. *	1,510,595
27,211	Rosetta Resources, Inc. *	1,492,523
71,150	Rowan Cos. Plc Class A	2,271,820
68,980	Tesoro Corp.	4,047,057

		14,627,489

	Oil & Gas Services — 1.2%
29,050	Core Laboratories NV	4,853,093

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	Packaging & Containers — 1.8%
56,668	Berry Plastics Group, Inc. *	1,462,034
57,662	Crown Holdings, Inc. *	2,869,261
39,830	Packaging Corp. of America	2,847,447

		7,178,742

	Pharmaceuticals — 3.9%
105,737	ACADIA Pharmaceuticals, Inc. * ‡	2,388,599
29,870	Align Technology, Inc. *	1,673,915
55,660	Cubist Pharmaceuticals, Inc. *	3,886,181
20,380	Jazz Pharmaceuticals Plc *	2,996,064
34,672	Medivation, Inc. *	2,672,518
14,587	Sirona Dental Systems, Inc. *	1,202,844
8,078	Synageva BioPharma Corp. * ‡	846,574

		15,666,695

	Real Estate — 0.7%
21,760	Jones Lang Lasalle, Inc.	2,750,246

	REITS — 1.6%
184,200	CommonWealth REIT	4,848,144
75,040	Starwood Property Trust, Inc. REIT	1,783,701

		6,631,845

	Retail — 8.6%
28,436	Asbury Automotive Group, Inc. *	1,954,691
47,344	Bloomin’ Brands, Inc. *	1,061,926
25,916	Children’s Place (The), Inc. ‡	1,286,211
67,425	DineEquity, Inc.	5,359,613
57,675	Dunkin’ Brands Group, Inc.	2,642,092
61,240	Francesca’s Holdings Corp. * ‡	902,678
20,841	Red Robin Gourmet Burgers, Inc. *	1,483,879
13,564	Restoration Hardware Holdings, Inc. * ‡	1,262,130
168,275	Sally Beauty Holdings, Inc. *	4,220,337
22,880	Signet Jewelers, Ltd.	2,530,299
63,585	Ulta Salon Cosmetics & Fragrance, Inc. *	5,812,305
105,113	Urban Outfitters, Inc. *	3,559,126
38,263	Williams-Sonoma, Inc.	2,746,518

		34,821,805

	Semiconductors — 1.6%
34,579	Mellanox Technologies, Ltd. * ‡	1,205,424
15,100	NXP Semiconductor NV *	999,318
17,018	Power Integrations, Inc.	979,216
46,654	Semtech Corp. *	1,220,002
43,970	Skyworks Solutions, Inc.	2,064,831

		6,468,791

	Software — 10.6%
152,130	Allscripts Healthcare Solutions, Inc. *	2,441,687
16,625	athenahealth, Inc. * ‡	2,080,286
98,592	Blackbaud, Inc.	3,523,678

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	Software — continued
37,011	Commvault Systems, Inc. *	1,819,831
12,920	Concur Technologies, Inc. * ‡	1,205,953
50,639	Imperva, Inc. *	1,325,729
48,910	Infoblox, Inc. *	643,167
68,067	Informatica Corp. *	2,426,589
136,300	MSCI, Inc. Class A *	6,249,355
10,255	NetSuite, Inc. * ‡	890,954
84,745	Proofpoint, Inc. *	3,174,548
110,312	QLIK Technologies, Inc. *	2,495,257
54,798	ServiceNow, Inc. *	3,395,284
31,305	SS&C Technologies Holdings, Inc. *	1,384,307
8,174	Tableau Software, Inc. Class A *	583,051
7,242	Ultimate Software Group (The), Inc. *	1,000,627
224,525	VeriFone Systems, Inc. *	8,251,294

		42,891,597

	Telecommunications — 3.0%
75,695	Allot Communications, Ltd. * ‡	987,820
75,310	Aruba Networks, Inc. *	1,319,431
36,050	JDS Uniphase Corp. *	449,544
54,580	Juniper Networks, Inc. *	1,339,393
71,875	NeuStar, Inc. Class A * ‡	1,870,187
19,460	Palo Alto Networks, Inc. *	1,631,721
43,200	SBA Communications Corp. Class A *	4,419,360

		12,017,456

	Transportation — 3.0%
95,175	Expeditors International of Washington, Inc.	4,202,928
52,328	Genesee & Wyoming, Inc. Class A *	5,494,440
82,794	XPO Logistics, Inc. * ‡	2,369,564

		12,066,932

	TOTAL COMMON STOCKS (COST $312,512,051)	373,896,264

	WARRANTS — 0.0%
	Oil & Gas — 0.0%
27,862	Magnum Hunter Resources Corp., Strike Price $8.50, Expires 4/15/16 * ‡ ****	—
	TOTAL WARRANTS (COST $—)	—

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 20.2%
	Bank Deposit — 9.9%
39,910,153	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/14	39,910,153

	Securities Lending Collateral — 10.3%
41,542,177	State Street Navigator Securities Lending Prime Portfolio ***	41,542,177

	TOTAL SHORT-TERM INVESTMENTS (COST $81,452,330)	81,452,330

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

TOTAL INVESTMENTS — 112.8% (COST $393,964,381)	455,348,594
Other Assets and Liabilities (net) — (12.8)%	(51,638,126)

NET ASSETS — 100.0%	$403,710,468

Notes to Schedule of Investments:

REIT – Real Estate Investment Trust

*	Non-income producing security
‡	All or a portion of this security is out on loan.
***	Represents an investment of securities lending cash collateral.
****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2014 was $0.

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
104	Russell 2000 Mini Index	September 2014	$12,379,120	$334,718
7	S&P Mid 400 E-mini Index	September 2014	1,000,510	15,435
33	NASDAQ 100 E-mini Index	September 2014	2,534,730	44,892

				$395,045

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	92.6
Futures Contracts	0.1
Warrants	0.0
Short-Term Investments	20.2
Other Assets and Liabilities (net)	(12.9)

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 93.8%
	Aerospace & Defense — 1.6%
12,770	Alliant Techsystems, Inc.	1,710,158
31,795	Astronics Corp. *	1,794,828
4,010	L-3 Communications Holdings, Inc.	484,208
88,266	Orbital Sciences Corp. *	2,608,260

		6,597,454

	Airlines — 0.3%
120,275	JetBlue Airways Corp. * ‡	1,304,984

	Apparel — 0.9%
152,500	Ascena Retail Group, Inc. *	2,607,750
11,305	Hanesbrands, Inc.	1,112,864

		3,720,614

	Auto Parts & Equipment — 1.3%
109,800	Allison Transmission Holdings, Inc.	3,414,780
21,075	Goodyear Tire & Rubber Co. (The)	585,464
36,950	Tower International, Inc. *	1,361,238

		5,361,482

	Banks — 3.8%
360,175	Huntington Bancshares, Inc.	3,436,070
47,806	PrivateBancorp, Inc.	1,389,242
13,284	Prosperity Bancshares, Inc.	831,579
44,256	Texas Capital Bancshares, Inc. *	2,387,611
65,800	United Community Banks, Inc.	1,077,146
117,358	Webster Financial Corp.	3,701,471
112,905	Western Alliance Bancorp *	2,687,139

		15,510,258

	Biotechnology — 2.0%
46,497	Bio-Rad Laboratories, Inc. Class A *	5,566,156
63,946	Myriad Genetics, Inc. * ‡	2,488,778

		8,054,934

	Building Materials — 1.0%
20,090	Drew Industries, Inc.	1,004,701
196,025	Louisiana-Pacific Corp. * ‡	2,944,295

		3,948,996

	Chemicals — 1.8%
105,740	American Vanguard Corp. ‡	1,397,883
90,775	Huntsman Corp.	2,550,777
22,384	Innophos Holdings, Inc.	1,288,647
50,638	Intrepid Potash, Inc. * ‡	848,693
50,981	Kraton Performance Polymers, Inc. *	1,141,465

		7,227,465

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	Commercial Services — 3.9%
104,430	ADT Corp. (The) ‡	3,648,784
41,175	AMN Healthcare Services, Inc. *	506,453
112,521	Convergys Corp.	2,412,450
35,735	Euronet Worldwide, Inc. *	1,723,856
60,376	Insperity, Inc.	1,992,408
40,940	Korn/Ferry International *	1,202,408
14,465	Manpower, Inc.	1,227,355
69,700	RR Donnelley & Sons Co.	1,182,112
18,800	Sotheby’s	789,412
61,997	SP Plus Corp. *	1,326,116

		16,011,354

	Computers — 0.9%
3,105	DST Systems, Inc.	286,188
16,478	j2 Global, Inc.	838,071
61,650	Logitech International SA ‡	803,299
72,900	Sykes Enterprises, Inc. *	1,584,117

		3,511,675

	Cosmetics & Personal Care — 1.2%
136,706	Elizabeth Arden, Inc. *	2,928,242
73,114	Inter Parfums, Inc.	2,160,519

		5,088,761

	Distribution & Wholesale — 1.0%
70,780	Owens & Minor, Inc. ‡	2,405,104
19,305	WESCO International, Inc. *	1,667,566

		4,072,670

	Diversified Financial Services — 2.7%
102,689	Blackhawk Network Holdings, Inc. * ‡	2,897,884
51,550	Eaton Vance Corp.	1,948,074
33,240	Outerwall, Inc. * ‡	1,972,794
70,675	Raymond James Financial, Inc.	3,585,343
9,065	Waddell & Reed Financial, Inc. Class A	567,378

		10,971,473

	Electric — 0.9%
74,532	Ameren Corp.	3,046,868
25,925	CMS Energy Corp.	807,564

		3,854,432

	Electrical Components & Equipment — 0.9%
25,380	EnerSys	1,745,890
44,100	Generac Holdings, Inc. *	2,149,434

		3,895,324

	Electronics — 2.3%
56,575	Coherent, Inc. *	3,743,568
34,952	Cubic Corp.	1,555,713

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	Electronics — continued
13,250	Dolby Laboratories, Inc. Class A * ‡	572,400
11,025	Garmin, Ltd. ‡	671,422
55,420	Woodward, Inc.	2,780,976

		9,324,079

	Energy-Alternate Sources — 0.4%
20,490	First Solar, Inc. *	1,456,019

	Engineering & Construction — 0.6%
304,391	McDermott International, Inc. * ‡	2,462,523

	Entertainment — 1.8%
26,505	Ascent Capital Group, Inc. Class A *	1,749,595
154,360	International Game Technology	2,455,868
63,817	International Speedway Corp. Class A	2,123,830
18,910	Madison Square Garden, Inc. *	1,180,929

		7,510,222

	Environmental Control — 0.7%
41,213	Nuverra Environmental Solutions, Inc. * ‡	828,794
71,920	Progressive Waste Solutions, Ltd.	1,846,186

		2,674,980

	Food — 1.1%
24,868	Ingles Markets, Inc.	655,272
21,675	Pilgrim’s Pride Corp. *	593,028
21,950	Pinnacle Foods, Inc.	722,155
18,868	TreeHouse Foods, Inc. *	1,510,761
41,059	Village Super Market, Inc. Class A	970,224

		4,451,440

	Forest Products & Paper — 2.1%
58,525	Clearwater Paper Corp. *	3,612,163
27,714	Deltic Timber Corp.	1,674,480
122,668	Glatfelter	3,254,382

		8,541,025

	Gas — 1.1%
62,008	Atmos Energy Corp.	3,311,227
24,300	Laclede Group (The), Inc.	1,179,765

		4,490,992

	Hand & Machine Tools — 0.3%
14,575	Regal-Beloit Corp.	1,145,012

	Health Care - Products — 1.9%
130,225	Bruker Corp. *	3,160,561
8,485	Cooper Cos. (The), Inc.	1,149,972
68,875	Hologic, Inc. *	1,745,981

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	Health Care - Products — continued
10,455	ICU Medical, Inc. *	635,769
35,350	NuVasive, Inc. *	1,257,399

		7,949,682

	Health Care - Services — 1.6%
21,725	Centene Corp. *	1,642,627
38,644	Ensign Group (The), Inc.	1,201,056
70,300	Kindred Healthcare, Inc.	1,623,930
23,975	Universal Health Services, Inc. Class B	2,295,846

		6,763,459

	Home Builders — 0.4%
61,600	D.R. Horton, Inc.	1,514,128

	Home Furnishings — 1.3%
34,570	Harman International Industries, Inc.	3,713,855
141,350	TiVo, Inc. *	1,824,829

		5,538,684

	Insurance — 6.7%
4,637	Alleghany Corp. *	2,031,562
35,975	Allied World Assurance Co. Holdings, Ltd.	1,367,770
66,865	Axis Capital Holdings, Ltd.	2,960,782
5,200	Everest Re Group, Ltd.	834,548
107,300	Genworth Financial, Inc. Class A *	1,867,020
53,177	HCC Insurance Holdings, Inc.	2,602,482
38,590	Lincoln National Corp.	1,985,070
14,742	Navigators Group, Inc. *	988,451
9,406	PartnerRe, Ltd.	1,027,229
53,471	Reinsurance Group of America, Inc.	4,218,862
13,629	Validus Holdings, Ltd.	521,173
77,714	Voya Financial, Inc.	2,824,127
7,128	White Mountains Insurance Group, Ltd.	4,336,960

		27,566,036

	Internet — 1.4%
22,040	F5 Networks, Inc. *	2,456,138
23,675	magicJack VocalTec, Ltd. * ‡	357,966
133,425	Orbitz Worldwide, Inc. *	1,187,482
58,475	Web.com Group, Inc. *	1,688,173

		5,689,759

	Investment Company — 0.4%
44,455	Capital Southwest Corp. ‡	1,600,825

	Iron & Steel — 0.6%
55,755	Allegheny Technologies, Inc.	2,514,551

	Leisure Time — 0.6%
41,290	Royal Caribbean Cruises, Ltd.	2,295,724

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	Lodging — 0.4%
60,035	MGM Resorts International *	1,584,924

	Machinery - Diversified — 0.6%
60,987	Albany International Corp. Class A	2,315,067

	Media — 1.4%
83,650	Cumulus Media, Inc. Class A *	551,254
81,375	Entravision Communications Corp.	506,153
75,200	Gannett Co., Inc.	2,354,512
55,100	Gray Television, Inc. *	723,463
33,400	New York Times Co. (The) Class A	508,014
31,450	Starz Class A *	936,895

		5,580,291

	Mining — 0.8%
90,450	Century Aluminum Co. *	1,418,256
109,025	Stillwater Mining Co. *	1,913,389

		3,331,645

	Miscellaneous - Manufacturing — 2.8%
15,900	Actuant Corp. Class A	549,663
95,015	Brink’s Co. (The)	2,681,324
97,640	Griffon Corp.	1,210,736
52,000	ITT Corp.	2,501,200
484,682	Orkla ASA, Sponsored ADR	4,357,291

		11,300,214

	Office & Business Equipment — 1.0%
44,745	Avery Dennison Corp.	2,293,181
59,000	Pitney Bowes, Inc.	1,629,580

		3,922,761

	Oil & Gas — 5.7%
17,987	Carrizo Oil & Gas, Inc. *	1,245,780
27,675	Cimarex Energy Co.	3,970,256
91,475	Comstock Resources, Inc.	2,638,139
207,007	Denbury Resources, Inc.	3,821,349
205,383	Miller Energy Resources, Inc. * ‡	1,314,451
99,044	Ocean Rig UDW, Inc.	1,874,903
66,300	PBF Energy, Inc. Class A	1,766,895
196,775	Precision Drilling Corp. ‡	2,786,334
100,197	Vaalco Energy, Inc. *	724,424
24,305	Whiting Petroleum Corp. *	1,950,476
46,194	WPX Energy, Inc. *	1,104,499

		23,197,506

	Oil & Gas Services — 1.0%
33,075	Helix Energy Solutions Group, Inc. *	870,203
192,200	Key Energy Services, Inc. *	1,756,708

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	Oil & Gas Services — continued
116,760	TETRA Technologies, Inc. *	1,375,433

		4,002,344

	Packaging & Containers — 0.3%
105,760	Graphic Packaging Holding Co. *	1,237,392

	Pharmaceuticals — 1.2%
21,010	Jazz Pharmaceuticals Plc *	3,088,680
23,200	Mallinckrodt Plc * ‡	1,856,464

		4,945,144

	Pipelines — 0.7%
37,328	National Fuel Gas Co.	2,922,782

	Real Estate — 2.5%
87,275	CBRE Group, Inc. *	2,796,291
83,620	Forest City Enterprises, Inc. Class A *	1,661,529
240,878	Forestar Group, Inc. *	4,598,361
62,880	Hilltop Holdings, Inc. *	1,336,829

		10,393,010

	REITS — 4.4%
161,775	BioMed Realty Trust, Inc. REIT	3,531,548
130,000	Brandywine Realty Trust REIT	2,028,000
93,044	CBL & Associates Properties, Inc. REIT	1,767,836
90,134	DuPont Fabros Technology, Inc. REIT	2,430,013
62,249	Geo Group (The), Inc. REIT	2,224,157
91,225	Liberty Property Trust REIT	3,460,164
141,675	Strategic Hotels & Resorts, Inc. REIT *	1,659,014
64,400	Sunstone Hotel Investors, Inc. REIT	961,492

		18,062,224

	Retail — 4.0%
49,808	Abercrombie & Fitch Co. Class A ‡	2,154,196
10,740	Big Lots, Inc. *	490,818
60,118	Bob Evans Farms, Inc.	3,008,906
29,970	Children’s Place (The), Inc.	1,487,411
61,340	Francesca’s Holdings Corp. * ‡	904,152
51,110	Pep Boys - Manny, Moe & Jack (The) *	585,721
34,170	Petsmart, Inc.	2,043,366
263,550	Rite Aid Corp. *	1,889,653
93,800	Stage Stores, Inc.	1,753,122
26,270	Texas Roadhouse, Inc. Class A	683,020
150,738	Wendy’s Co. (The)	1,285,795

		16,286,160

	Savings & Loans — 0.2%
57,563	Dime Community Bancshares	908,920

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	Semiconductors — 6.6%
146,525	GT Advanced Technologies, Inc. * ‡	2,725,365
160,670	International Rectifier Corp. *	4,482,693
11,405	Lam Research Corp.	770,750
172,637	Microsemi Corp. *	4,619,766
53,729	MKS Instruments, Inc.	1,678,494
233,425	ON Semiconductor Corp. *	2,133,505
192,375	Rambus, Inc. *	2,750,962
102,744	Rovi Corp. *	2,461,746
13,600	Skyworks Solutions, Inc.	638,656
241,320	Teradyne, Inc. ‡	4,729,872

		26,991,809

	Shipbuilding — 0.2%
9,585	Huntington Ingalls Industries, Inc.	906,645

	Software — 1.9%
98,307	CSG Systems International, Inc.	2,566,796
14,625	Electronic Arts, Inc. *	524,599
153,535	Mitel Networks Corp. *	1,618,259
27,225	PTC, Inc. *	1,056,330
55,785	VeriFone Systems, Inc. *	2,050,098

		7,816,082

	Telecommunications — 3.3%
17,780	Atlantic Tele-Network, Inc.	1,031,240
52,525	CommScope Holding Co., Inc. *	1,214,903
155,395	JDS Uniphase Corp. *	1,937,776
29,610	Knowles Corp. *	910,211
91,025	Level 3 Communications, Inc. *	3,996,908
71,245	NeuStar, Inc. Class A * ‡	1,853,795
44,530	NTELOS Holdings Corp. ‡	554,844
83,368	Telephone & Data Systems, Inc.	2,176,738

		13,676,415

	Textiles — 0.6%
24,506	UniFirst Corp.	2,597,636

	Transportation — 2.9%
188,286	Air Transport Services Group, Inc. *	1,575,954
35,650	ArcBest Corp.	1,551,131
11,525	Con-way, Inc.	580,975
36,452	Forward Air Corp.	1,744,228
25,450	GasLog, Ltd.	811,601
56,188	Marten Transport, Ltd.	1,255,802
97,800	Safe Bulkers, Inc.	954,528
119,625	Tsakos Energy Navigation, Ltd.	800,291
110,120	UTi Worldwide, Inc.	1,138,641
63,080	Werner Enterprises, Inc.	1,672,251

		12,085,402

	Trucking & Leasing — 1.3%
70,582	Aircastle, Ltd.	1,254,242

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	Trucking & Leasing — continued
44,695	GATX Corp.	2,991,883
20,425	Greenbrier Cos. (The), Inc. * ‡	1,176,480

		5,422,605

	Water — 0.5%
80,792	PICO Holdings, Inc. *	1,919,618

	TOTAL COMMON STOCKS (COST $348,902,162)	384,027,612

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 14.6%
	Bank Deposit — 5.7%
23,604,265	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/14	23,604,265

	Securities Lending Collateral — 8.9%
36,423,627	State Street Navigator Securities Lending Prime Portfolio ***	36,423,627

	TOTAL SHORT-TERM INVESTMENTS (COST $60,027,892)	60,027,892

	TOTAL INVESTMENTS — 108.4% (COST $408,930,054)	444,055,504
	Other Assets and Liabilities (net) — (8.4)%	(34,502,437)

	NET ASSETS — 100.0%	$409,553,067

Notes to Schedule of Investments:

ADR – American Depository Receipt

REIT – Real Estate Investment Trust

*	Non-income producing security
‡	All or a portion of this security is out on loan.
***	Represents an investment of securities lending cash collateral.

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
16	Russell 2000 Mini Index	September 2014	$1,904,480	$46,703
104	S&P Mid 400 E-mini Index	September 2014	14,864,720	281,628

				$328,331

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	93.8
Futures Contracts	0.1
Short-Term Investments	14.6
Other Assets and Liabilities (net)	(8.5)

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 93.0%
	Australia — 3.1%
13,108	Adelaide Brighton, Ltd.	42,683
191,662	Aurizon Holdings, Ltd.	900,883
82,114	Automotive Holdings Group, Ltd.	282,887
60,680	Bank of Queensland, Ltd.	698,156
1,623,282	Beach Energy, Ltd.	2,573,987
244,792	Bendigo and Adelaide Bank, Ltd.	2,818,774
294,129	BGP Holdings Plc * ¤ ****	—
74,023	BHP Billiton, Ltd.	2,508,212
151,430	BlueScope Steel, Ltd. *	774,666
1,078,067	Brambles, Ltd.	9,351,137
77,533	carsales.com, Ltd.	774,971
347,485	Computershare, Ltd.	4,093,113
36,052	CSL, Ltd.	2,264,543
152,462	CSR, Ltd.	502,216
504,745	Downer EDI, Ltd.	2,153,345
632,133	Fortescue Metals Group, Ltd. ‡	2,595,379
54,453	IOOF Holdings, Ltd.	431,722
43,908	Macquarie Group, Ltd.	2,471,221
1,000,532	Metcash, Ltd. ‡	2,493,091
300,501	Mineral Resources, Ltd.	2,719,992
146,164	Monadelphous Group, Ltd. ‡	2,167,304
1,316,256	Myer Holdings, Ltd.	2,633,779
81,308	National Australia Bank, Ltd.	2,515,622
272,525	Platinum Asset Management, Ltd.	1,620,504
95,486	Premier Investments, Ltd.	766,058
346,935	Primary Health Care, Ltd.	1,486,644
17,518	Ramsay Health Care, Ltd.	752,314
97,469	Santos, Ltd.	1,311,865
860,565	Sigma Pharmaceuticals, Ltd.	592,939
2,691,822	Southern Cross Media Group, Ltd. ‡	2,718,525
1,016,750	Telstra Corp., Ltd.	4,999,828
38,785	TPG Telecom, Ltd.	201,706
84,504	Virtus Health, Ltd.	650,834
64,419	Woodside Petroleum, Ltd.	2,497,134

	Total Australia	65,366,034

	Austria — 0.4%
12,316	Austriamicrosystems AG	2,047,111
37,682	CA Immobilien Anlagen AG * ‡	714,554
18,414	CAT Oil AG	473,851
63,011	OMV AG	2,846,960
56,604	Voestalpine AG ‡	2,693,491

	Total Austria	8,775,967

	Belgium — 0.9%
60,338	Ageas	2,406,895
34,117	Anheuser-Busch InBev NV	3,919,078
12,292	Anheuser-Busch InBev NV, Sponsored ADR	1,412,842
3,213	Barco NV	255,807
144,231	Belgacom SA ‡	4,785,780
48,514	bpost SA	1,225,504
48,093	Delhaize Group ‡	3,253,478
21,757	Delhaize Group SA, Sponsored ADR	366,823

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	Belgium — continued
6,690	Groupe Bruxelles Lambert SA	695,123
19,760	UCB SA ‡	1,672,774

	Total Belgium	19,994,104

	Bermuda — 1.1%
372,086	Archer, Ltd. *	667,005
245,159	BW Offshore, Ltd.	359,570
493,682	Catlin Group, Ltd.	4,516,051
1,189,215	Digital China Holdings, Ltd.	1,072,547
1,987,433	Esprit Holdings, Ltd.	2,820,745
1,522,000	Haier Electronics Group Co., Ltd.	3,986,478
258,936	Hiscox, Ltd.	3,130,182
381,822	Hongkong Land Holdings, Ltd.	2,546,753
953,000	Luk Fook Holdings International, Ltd.	2,791,242
30,600	VTech Holdings, Ltd.	407,060

	Total Bermuda	22,297,633

	Brazil — 0.4%
146,555	Banco do Brasil SA	1,652,326
253,500	Banco Santander Brasil SA	1,738,996
139,700	Cia de Saneamento Basico do Estado de Sao Paulo	1,492,643
179,600	Light SA	1,756,806
92,200	Porto Seguro SA	1,332,740

	Total Brazil	7,973,511

	Canada — 1.7%
108,265	Advantage Oil & Gas, Ltd. *	728,780
58,156	Boardwalk Real Estate Investment Trust REIT	3,563,123
42,366	Bonavista Energy Corp. ‡	651,112
29,435	Bonterra Energy Corp. ‡	1,789,617
42,183	Canadian National Railway Co.	2,748,439
58,944	Canadian Natural Resources, Ltd.	2,713,256
18,287	Crescent Point Energy Corp. ‡	811,897
108,825	Encana Corp.	2,582,825
13,046	Fairfax Financial Holdings, Ltd.	6,200,203
59,630	Horizon North Logistics, Inc. ‡	428,828
42,705	Husky Energy, Inc. ‡	1,381,603
53,114	Kelt Exploration, Ltd. *	759,448
93,417	Long Run Exploration, Ltd. ‡	496,400
12,070	Paramount Resources, Ltd. Class A *	674,805
60,597	Pembina Pipeline Corp. ‡	2,611,847
117,000	Raging River Exploration, Inc. *	1,191,804
15,008	Secure Energy Services, Inc.	330,411
84,885	Talisman Energy, Inc.	898,937
26,175	Tourmaline Oil Corp. *	1,382,533
288,694	Twin Butte Energy, Ltd. ‡	487,865
106,603	Veresen, Inc.	1,876,549
62,699	Whitecap Resources, Inc. ‡	969,490

	Total Canada	35,279,772

	Cayman Islands — 0.7%
1,005,000	FIH Mobile, Ltd. *	640,577
7,462,000	Hutchison Telecommunications Hong Kong Holdings, Ltd.	3,042,433

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	Cayman Islands — continued
681,750	Tencent Holdings, Ltd.	10,423,707

	Total Cayman Islands	14,106,717

	China — 0.2%
2,075,327	China Communications Construction Co., Ltd. Class H	1,397,770
1,600,048	China Petroleum & Chemical Corp. Class H	1,527,719
1,230,272	PetroChina Co., Ltd. Class H	1,552,454

	Total China	4,477,943

	Denmark — 2.5%
931	AP Moeller - Maersk AS Class B	2,313,309
25,359	Carlsberg AS Class B	2,731,406
33,122	Christian Hansen Holding AS	1,394,783
31,959	D/S Norden AS ‡	1,072,304
52,819	Danske Bank AS	1,492,846
381,047	GN Store Nord AS	10,916,648
40,279	Jyske Bank AS *	2,286,461
16,874	NKT Holding AS	1,158,980
81,326	Novo Nordisk AS Class B	3,742,800
16,605	Novo Nordisk AS, Sponsored ADR	766,985
35,874	Novozymes AS	1,799,234
148,147	Pandora AS	11,358,880
6,899	SimCorp AS	237,560
86,660	Sydbank AS *	2,286,976
850,198	TDC AS	8,798,328
9,119	Topdanmark AS *	277,496

	Total Denmark	52,634,996

	Finland — 1.6%
83,408	Elisa OYJ	2,551,185
76,107	Fortum OYJ	2,043,400
23,620	Kemira OYJ ‡	378,047
86,678	Kone OYJ	3,617,220
16,200	Metso OYJ	613,727
77,346	Neste Oil OYJ ‡	1,509,051
727,660	Nokia OYJ ‡	5,509,406
717,572	Nokia OYJ, Sponsored ADR	5,424,844
80,211	Orion OYJ Class B	2,990,424
39,630	Sampo OYJ Class A	2,004,886
56,977	Sponda OYJ	304,239
239,981	Stora Enso OYJ	2,336,133
91,530	Tieto OYJ	2,708,129
141,798	UPM-Kymmene OYJ ‡	2,422,902

	Total Finland	34,413,593

	France — 7.7%
220,554	Accor SA	11,471,900
130,852	Airbus Group NV	8,767,897
309,689	Alcatel-Lucent, Sponsored ADR	1,102,493
104,140	AXA SA	2,488,792
53,361	BNP Paribas	3,619,720
88,483	Cie Generale de Geophysique-Veritas * ‡	1,252,655
20,933	Cie Generale des Etablissements Michelin	2,500,909

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	France — continued
168,265	CNP Assurances	3,492,562
17,189	Credit Agricole SA	242,404
273,941	Danone SA	20,343,602
24,420	Dassault Systemes SA	3,141,520
36,551	Edenred	1,108,220
196,688	Electricite de France	6,193,795
15,538	Euler Hermes Group	1,864,866
43,589	Faurecia	1,644,778
365,338	France Telecom SA	5,764,835
223,046	GDF Suez	6,139,735
9,996	Ipsen SA	451,844
103,728	Legrand SA	6,346,129
163,822	Metropole Television SA	3,327,445
98,294	Neopost SA ‡	7,361,485
21,962	Nexans SA * ‡	1,151,052
103,621	Orange SA, Sponsored ADR	1,637,212
73,723	Pernod-Ricard SA ‡	8,852,251
23,653	Plastic Omnium SA	742,577
39,449	Safran SA	2,582,565
116,280	Sanofi, ADR	6,182,608
27,375	Schneider Electric SE	2,576,784
49,068	Societe Generale	2,570,027
71,455	Suez Environnement Co.	1,367,700
176,954	Technicolor *	1,430,886
47,030	Technip SA	5,144,208
42,982	Thales SA	2,599,647
205,265	Total SA	14,833,219
33,597	Total SA, Sponsored ADR	2,425,703
114,138	UBISOFT Entertainment *	2,101,859
19,425	Valeo SA	2,608,777
119,499	Vivendi SA *	2,923,748
73,656	Zodiac Aerospace	2,492,916

	Total France	162,851,325

	Germany — 7.5%
14,747	Allianz AG	2,457,228
13,129	Aurubis AG	670,579
22,761	BASF SE	2,649,809
212,616	Bayer AG	30,027,301
21,690	Bayerische Motoren Werke AG	2,750,524
6,948	Bechtle AG	595,219
26,810	Brenntag AG	4,790,253
69,054	Continental AG	15,992,338
28,221	DaimlerChrysler AG	2,642,893
169,024	Deutsche Annington Immobilien SE	4,973,200
160,428	Deutsche Post AG	5,800,958
449,374	Deutsche Telekom AG	7,875,335
394,450	Deutsche Wohnen AG	8,505,966
30,167	Deutz AG	240,343
79,947	DIC Asset AG ‡	875,676
13,454	Duerr AG	1,193,651
624,032	E.ON AG	12,884,255
22,529	Freenet AG	716,543
394,237	Infineon Technologies AG	4,927,558
72,307	Kloeckner & Co. SE *	1,089,981
15,896	KUKA AG ‡	962,405

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
45,450	LEG Immobilien AG *	3,061,301
44,181	Leoni AG	3,515,704
14,098	LPKF Laser & Electronics AG	291,078
24,308	Merck KGaA	2,109,702
11,639	Muenchener Rueckver AG	2,579,964
847,003	Premiere AG *	7,802,289
52,897	Rheinmetall AG	3,744,318
59,704	RWE AG	2,563,893
10,992	Salzgitter AG	462,628
78,712	Software AG ‡	2,841,318
120,342	Suedzucker AG ‡	2,430,303
97,941	Symrise AG	5,336,348
199,313	TAG Immobilien AG ‡	2,431,718
70,048	Talanx AG *	2,455,200
85,596	Thyssenkrupp AG *	2,495,056
6,771	Volkswagen AG	1,750,274

	Total Germany	158,493,109

	Hong Kong — 0.5%
323,000	CLP Holdings, Ltd.	2,642,229
148,000	Galaxy Entertainment Group, Ltd.	1,180,127
4,653,178	PCCW, Ltd.	2,773,769
5,358,000	Shougang Fushan Resources Group, Ltd.	1,099,205
209,000	Sun Hung Kai Properties, Ltd.	2,869,238

	Total Hong Kong	10,564,568

	India — 1.1%
231,110	ICICI Bank, Ltd.	5,439,702
182,251	Tata Consultancy Services, Ltd.	7,314,736
1,337,817	Tata Motors, Ltd.	9,577,920

	Total India	22,332,358

	Indonesia — 0.4%
2,116,000	Astra International Tbk PT	1,298,515
4,157,500	Bank Mandiri Persero Tbk PT	3,410,518
14,492,900	Bank Tabungan Negara Persero Tbk PT	1,271,414
6,753,100	Telekomunikasi Indonesia Persero Tbk PT	1,404,166
718,496	United Tractors Tbk PT	1,400,022

	Total Indonesia	8,784,635

	Ireland — 0.3%
14,476,245	Governor & Co. of the Bank of Ireland (The) *	4,895,579
75,056	James Hardie Industries Plc, ADR	980,448

	Total Ireland	5,876,027

	Israel — 0.0%
8,046	Elbit Systems, Ltd.	495,608

	Italy — 3.3%
869,489	A2A Spa	1,002,963
28,604	Ansaldo STS Spa	305,473

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	Italy — continued
37,829	Assicurazioni Generali Spa	829,215
14,324	Banca Generali Spa	394,195
1,512,338	Banca Monte dei Paschi di Siena Spa *	2,929,925
155,906	Banca Piccolo Credito Valtellinese Scarl *	220,716
150,149	Banco Popolare SC *	2,473,086
617,294	Beni Stabili Spa REIT ‡	566,263
7,697	Danieli & C. Officine Meccaniche Spa	243,963
12,685	Danieli & C. Officine Meccaniche Spa-RSP	284,309
149,833	Davide Campari-Milano Spa ‡	1,296,509
8,642	Ei Towers Spa	467,372
1,628,739	Enel Spa	9,486,371
350,366	ENI Spa	9,584,480
46,679	ERG Spa	720,272
29,857	Exor Spa ‡	1,225,953
388,545	Hera Spa	1,106,511
838,400	Intesa Sanpaolo Spa	2,589,653
178,272	Iren Spa	275,324
185,158	Mediobanca Spa *	1,845,546
152,973	Pirelli & C. Spa	2,454,672
253,831	Snam Rete Gas Spa	1,529,144
10,847	Societa Cattolica di Assicurazioni SCRL	242,223
110,026	Societa Iniziative Autostradali e Servizi Spa	1,413,023
4,024,536	Telecom Italia Spa *	5,096,930
2,055,132	Telecom Italia Spa-RNC	2,030,146
2,006,982	UniCredit Spa	16,803,164
125,828	Unione di Banche Italiane SCPA ‡	1,088,793
161,596	Unipol Gruppo Finanziario Spa	913,317

	Total Italy	69,419,511

	Japan — 18.7%
103,000	Amada Co., Ltd.	1,047,234
44,900	Amano Corp.	511,915
65,600	Aoyama Trading Co., Ltd.	1,795,007
275,000	Asahi Glass Co., Ltd. ‡	1,620,601
307,500	Astellas Pharma, Inc.	4,040,102
169,000	Bank of Yokohama, Ltd. (The)	972,578
45,700	Bridgestone Corp.	1,599,196
185,300	Brother Industries, Ltd.	3,210,123
126,000	Calsonic Kansei Corp.	839,544
232,100	Canon, Inc. ‡	7,551,469
14,725	Canon, Inc., Sponsored ADR	482,244
203,000	Central Glass Co., Ltd.	747,436
38,400	Central Japan Railway Co.	5,477,321
242,294	Chiba Bank, Ltd. (The)	1,710,086
47,600	Chugai Pharmaceutical Co., Ltd.	1,341,474
101,600	COMSYS Holdings Corp.	1,888,483
112,500	Dai-ichi Life Insurance Co., Ltd. (The)	1,675,756
67,000	Daicel Corp.	640,205
81,900	Daiei (The), Inc. * ‡	247,386
86,100	Daiichi Sanyko Co., Ltd.	1,606,327
233,760	Daikin Industries, Ltd.	14,749,459
324,246	Daiwa Securities Group, Inc.	2,807,006
488,000	Denki Kagaku Kogyo KK	1,873,866
394,000	DIC Corp.	1,050,096
48,400	East Japan Railway Co.	3,812,088
21,400	Exedy Corp.	635,842

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
218,000	Fuji Electric Holdings Co., Ltd.	1,032,920
63,500	Fuji Heavy Industries, Ltd.	1,758,230
212,500	Fuji Media Holdings, Inc.	3,691,822
228,900	FUJIFILM Holdings Corp.	6,383,125
394,000	Fujikura, Ltd.	1,917,398
97,000	Fujitsu General, Ltd.	1,069,533
375,000	Fujitsu, Ltd.	2,809,585
395,000	Fukuoka Financial Group, Inc.	1,906,668
111,897	Glory, Ltd.	3,645,033
134,000	GS Yuasa Corp.	853,166
237,294	Hachijuni Bank, Ltd. (The)	1,468,667
249,000	Hankyu Hanshin Holdings, Inc.	1,420,680
101,800	Hino Motors, Ltd.	1,401,816
42,200	Hirose Electric Co., Ltd.	6,269,286
31,300	Hitachi High-Technologies Corp.	744,613
59,500	Hitachi Koki Co., Ltd.	514,506
49,000	Honda Motor Co., Ltd.	1,710,804
53,600	House Foods Group, Inc. ‡	1,004,752
58,500	Hoya Corp.	1,943,744
202,379	Ibiden Co., Ltd.	4,075,348
626,900	Inpex Holdings, Inc.	9,529,895
106,300	IT Holdings Corp.	1,825,793
50,300	Ito En, Ltd. ‡	1,289,464
17,800	Jafco Co., Ltd. ‡	778,382
57,000	Japan Aviation Electronics Industry, Ltd.	1,226,030
569	Japan Hotel REIT Investment Corp. REIT	299,370
410	Japan Logistics Fund, Inc. REIT	972,538
44,600	Japan Petroleum Exploration Co.	1,860,076
314,400	Japan Tobacco, Inc.	11,461,223
89,600	JFE Holdings, Inc.	1,849,401
341,714	Joyo Bank, Ltd. (The)	1,821,485
526,000	JX Holdings, Inc.	2,814,195
51,000	Kandenko Co., Ltd.	296,520
275,600	Kaneka Corp.	1,724,795
389,508	Kao Corp.	15,329,632
328,300	KDDI Corp.	20,024,339
26,200	Keyence Corp.	11,429,929
59,100	Kobayashi Pharmaceutical Co., Ltd.	3,751,177
326,500	Komatsu, Ltd.	7,580,356
478,800	Konica Minolta Holdings, Inc.	4,731,048
67,286	Kose Corp.	2,570,424
43,000	Kyowa Hakko Kirin Co., Ltd. ‡	581,936
43,373	Lawson, Inc.	3,253,885
196,000	Marubeni Corp.	1,433,651
64,300	Maruichi Steel Tube, Ltd.	1,726,430
49,900	Medipal Holdings Corp.	707,333
219,000	Meidensha Corp.	914,437
195,000	Mitsubishi Chemical Holdings Corp.	864,271
69,200	Mitsubishi Co.	1,439,262
329,000	Mitsubishi Electric Corp.	4,059,523
313,000	Mitsubishi Heavy Industries, Ltd.	1,952,678
100,100	Mitsubishi Tanabe Pharma Corp.	1,498,956
185,400	Mitsubishi UFJ Lease & Finance Co., Ltd.	1,065,128
112,800	Mitsui & Co., Ltd.	1,808,274
327,000	Mitsui Engineering & Shipbuilding Co., Ltd.	732,728
825,100	Mizuho Financial Group, Inc. ‡	1,694,100
83,000	Morinaga Milk Industry Co., Ltd.	299,047

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
129,100	MS&AD Insurance Group Holdings	3,118,382
22,600	Murata Manufacturing Co., Ltd.	2,115,104
504,000	NEC Corp.	1,606,949
206,600	Nidec Corp. ‡	12,676,824
55,500	Nihon Kohden Corp.	2,783,081
130,000	Nippon Electric Glass Co., Ltd.	757,120
95,000	Nippon Soda Co., Ltd.	506,392
110,600	Nippon Telegraph & Telephone Corp.	6,897,693
215,400	Nippon Television Network Corp.	3,733,699
68,400	Nissan Chemical Industries, Ltd.	1,063,422
92,000	Nisshinbo Holdings, Inc.	921,771
143,800	NKSJ Holdings, Inc.	3,872,330
284,041	Nomura Research Institute, Ltd.	8,944,186
490,841	North Pacific Bank, Ltd.	2,117,344
115,100	Obic Co., Ltd.	3,794,818
20,200	Omron Corp.	851,429
648,300	Orix Corp.	10,744,738
56,800	Otsuka Holdings Co., Ltd.	1,760,545
686,600	Pioneer Corp. *	1,511,394
251,000	Ricoh Co., Ltd.	2,990,543
40,634	Sankyo Co., Ltd.	1,562,306
87,733	Santen Pharmaceutical Co., Ltd.	4,936,362
77,000	Sanwa Holdings Corp.	541,178
32,800	Secom Co., Ltd.	2,004,166
76,700	Seiko Epson Corp.	3,263,185
53,000	Seino Holdings Co., Ltd.	601,649
133,300	Sekisui House, Ltd.	1,827,686
130,400	Showa Corp.	1,585,833
74,100	Showa Shell Sekiyu KK ‡	841,904
125,000	SKY Perfect JSAT Holdings, Inc.	732,935
79,900	Sodick Co., Ltd. ‡	357,284
40,000	Sohgo Security Services Co., Ltd.	959,479
279,000	Sony Financial Holdings, Inc.	4,759,015
144,000	Sumitomo Chemical Co., Ltd.	544,415
113,300	Sumitomo Corp.	1,529,978
77,100	Sumitomo Dainippon Pharma Co., Ltd. ‡	886,644
92,700	Sumitomo Electric Industries, Ltd.	1,303,958
122,300	Sumitomo Forestry Co., Ltd.	1,492,155
155,741	Sumitomo Mitsui Financial Group	6,524,503
13,300	Sumitomo Real Estate Sales Co., Ltd.	424,713
50,800	Suzuki Motor Corp.	1,591,120
252,700	T&D Holdings, Inc.	3,434,854
40,300	TDK Corp.	1,889,591
104,200	Terumo Corp.	2,329,727
389,000	Toagosei Co., Ltd.	1,750,990
500	Tokai Rika Co., Ltd.	10,039
94,000	Tokio Marine Holdings, Inc.	3,091,733
21,900	Tokyo Electron, Ltd.	1,480,393
37,700	Tokyo Ohka Kogyo Co., Ltd.	899,471
92,000	Tokyu Corp.	652,051
239,000	Toppan Printing Co., Ltd.	1,849,622
65,000	Toshiba TEC Corp.	456,838
255,000	Toyo Ink SC Holdings Co., Ltd.	1,258,576
76,000	Toyo Suisan Kaisha, Ltd.	2,344,406
107,500	Toyo Tire & Rubber Co., Ltd.	1,828,365
25,400	Toyota Industries Corp.	1,311,308
29,900	Toyota Motor Corp.	1,795,682

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
61,300	TS Tech Co., Ltd.	1,782,635
92,000	Tsubakimoto Chain Co.	758,304
37,000	Ushio, Inc.	476,630
269,570	USS Co., Ltd.	4,600,825
99,000	Yamaha Corp.	1,564,572
451,962	Yamato Holdings Co., Ltd.	9,364,476
185,000	Yokohama Rubber Co., Ltd. (The)	1,599,724

	Total Japan	394,321,295

	Luxembourg — 0.7%
217,338	Gagfah SA *	3,956,172
130,253	Subsea 7 SA	2,428,327
178,501	Tenaris SA	4,203,589
70,315	Tenaris SA, ADR	3,315,352

	Total Luxembourg	13,903,440

	Malaysia — 0.2%
1,069,300	Genting Malaysia Bhd	1,398,649
469,700	Sime Darby Bhd	1,414,512
372,500	Tenaga Nasional Bhd	1,412,971

	Total Malaysia	4,226,132

	Malta — 0.1%
23,645	Kambi Group Plc *	122,021
26,735	Unibet Group Plc, ADR	1,327,682

	Total Malta	1,449,703

	Mexico — 0.1%
1,340,600	America Movil SAB de CV Series L	1,392,992

	Netherlands — 3.5%
639,286	Aegon NV	5,579,026
107,528	Aegon NV, ADR	943,020
142,869	Akzo Nobel NV	10,709,600
72,719	Arcadis NV ‡	2,506,007
37,290	ASM International NV ‡	1,546,985
100,850	ASML Holding NV	9,390,740
72,154	BinckBank NV	913,014
19,271	Corio NV REIT	984,157
16,854	Eurocommercial Properties NV REIT	831,185
30,417	Heineken Holding NV	1,999,606
117,780	Heineken NV	8,454,784
1,599,164	ING Groep NV, ADR *	22,464,228
49,739	Koninklijke Boskalis Westminster NV	2,852,375
86,437	SBM Offshore NV *	1,394,699
98,617	TomTom NV *	770,838
54,841	Unilever NV, ADR	2,399,359
25,891	USG People NV	393,835
10,964	Vastned Retail NV REIT	558,273

	Total Netherlands	74,691,731

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	New Zealand — 0.4%
208,296	Air New Zealand, Ltd.	379,337
217,356	Auckland International Airport, Ltd.	742,194
334,864	Fisher & Paykel Healthcare Corp., Ltd.	1,392,653
251,223	Ryman Healthcare, Ltd.	1,880,644
561,693	Sky Network Television, Ltd.	3,378,600
510,132	Telecom Corp. of New Zealand, Ltd.	1,197,012

	Total New Zealand	8,970,440

	Norway — 1.5%
34,228	Cermaq ASA	471,337
430,624	DnB NOR ASA	7,873,802
79,501	Fred Olsen Energy ASA	2,254,318
22,724	Marine Harvest ASA	310,144
409,665	Norsk Hydro ASA	2,191,761
157,623	Orkla ASA	1,403,793
91,036	SpareBank 1 SMN	804,834
205,603	Statoil ASA ‡	6,312,534
77,609	Storebrand ASA *	436,719
170,855	Telenor ASA	3,889,713
76,076	TGS Nopec Geophysical Co. ASA ‡	2,431,189
75,468	Yara International ASA	3,779,365

	Total Norway	32,159,509

	Portugal — 0.2%
782,528	Banco Espirito Santo SA *	644,982
60,872	CTT-Correios de Portugal SA	605,069
378,834	EDP - Energias de Portugal SA	1,900,446

	Total Portugal	3,150,497

	Singapore — 0.6%
193,000	DBS Group Holdings, Ltd.	2,593,150
71,000	Jardine Cycle & Carriage, Ltd.	2,520,724
594,000	SembCorp Industries, Ltd.	2,558,681
486,144	UOL Group, Ltd.	2,542,541
2,626,243	Yangzijiang Shipbuilding Holdings, Ltd.	2,275,171

	Total Singapore	12,490,267

	South Africa — 0.1%
39,009	Kumba Iron Ore, Ltd. ‡	1,243,008
24,252	Sasol, Ltd.	1,441,522

	Total South Africa	2,684,530

	South Korea — 0.5%
17,365	Daelim Industrial Co., Ltd.	1,446,797
46,710	Hyundai Marine & Fire Insurance Co., Ltd.	1,331,868
6,284	Hyundai Motor Co.	1,425,359
24,979	Kia Motors Corp.	1,397,323
1,042	Samsung Electronics Co., Ltd.	1,361,459
7,742	SK Holdings Co., Ltd.	1,396,437
6,429	SK Telecom Co., Ltd.	1,502,726

	Total South Korea	9,861,969

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	Spain — 5.1%
43,218	Acerinox SA	765,685
36,127	Almirall SA *	586,140
360,262	Amadeus IT Holding SA	14,856,775
162,005	Banco Bilbao Vizcaya Argentaria SA	2,064,822
938,565	Banco Santander SA	9,804,829
153,562	Banco Santander SA, Sponsored ADR	1,600,116
6,063,399	Bankia SA *	11,755,214
5,442	Construcciones y Auxiliar de Ferrocarriles SA	2,602,605
86,392	Criteria Caixacorp SA	533,104
372,698	Duro Felguera SA ‡	2,485,062
43,604	Enagas SA ‡	1,402,960
73,934	Endesa SA	2,859,656
29,130	Ferrovial SA ‡	648,703
72,977	Gamesa Corp. Tecnologica SA *	911,138
112,009	Gas Natural SDG SA ‡	3,537,183
30,883	Grifols SA	1,687,745
15,440	Grifols SA, ADR	680,132
1,736,700	Iberdrola SA	13,275,276
141,832	Indra Sistemas SA ‡	2,534,171
1,200,391	International Consolidated Airlines Group SA (London Exchange) *	7,604,465
20,191	Let’s GOWEX SA	550,402
224,110	Liberbank SA * ‡	214,481
610,677	Mapfre SA	2,433,912
611,379	Prosegur Cia de Seguridad SA	4,386,245
274,574	Repsol VPF SA	7,240,471
34,267	Tecnicas Reunidas SA	2,119,461
479,043	Telefonica SA	8,211,641

	Total Spain	107,352,394

	Sweden — 2.5%
156,489	Boliden AB	2,269,381
69,078	Holmen AB	2,468,492
129,722	Hufvudstaden AB	1,820,088
123,468	Industrivarden AB Class C	2,437,834
22,408	Investment AB Oresund *	501,095
17,518	Investor AB Class B	656,923
73,361	JM AB	2,721,403
9,513	Lundbergforetagen AB Class B	458,478
112,176	Peab AB ‡	876,722
127,449	Saab AB ‡	3,913,824
1,019,265	Skandinaviska Enskilda Banken AB	13,614,899
199,057	Svenska Cellulosa AB Class B	5,183,846
57,044	Swedish Match AB	1,979,584
41,410	Swedish Orphan Biovitrum AB *	553,137
1,081,330	Telefonaktiebolaget LM Ericsson	13,061,006

	Total Sweden	52,516,712

	Switzerland — 6.6%
12,238	Actelion, Ltd. *	1,548,380
28,556	Aryzta AG *	2,704,899
12,028	Ascom Holding AG	204,129
20,093	Baloise-Holding AG	2,367,748
9,374	Bucher Industries AG	3,218,745
121,371	Clariant AG *	2,375,959
79,777	Credit Suisse Group AG *	2,281,399

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	Switzerland — continued
2,648	Forbo Holding AG *	2,823,279
1,235	Galenica AG	1,206,033
22,566	Geberit AG	7,921,511
1,944	Georg Fischer AG *	1,393,112
8,374	Givaudan SA *	13,966,110
4,932	Helvetia Holding AG	2,264,949
50,039	Julius Baer Group, Ltd. *	2,062,952
16,310	Kudelski SA	285,995
34,428	Logitech International SA	448,403
305,755	Nestle SA	23,686,703
78,641	Nobel Biocare Holding AG * ‡	1,170,570
331,584	Novartis AG	30,025,028
4,075	Rieter Holding AG *	1,018,750
62,130	Roche Holding AG	18,531,106
46,015	Roche Holding AG, Sponsored ADR	1,716,359
11,944	Schindler Holding AG	1,815,574
16,534	Sonova Holding AG	2,522,610
10,454	Swiss Life Holding *	2,479,112
2,304	Swisscom AG	1,339,323
2,607	U-Blox AG *	345,719
25,946	Zurich Insurance Group AG *	7,820,665

	Total Switzerland	139,545,122

	Taiwan — 0.8%
811,057	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	17,348,509

	Thailand — 0.1%
259,400	PTT Exploration & Production PCL	1,338,761
23,300	PTT Exploration & Production PCL (Public Co.)	120,251
548,900	PTT Global Chemical PCL	1,141,604
85,100	PTT Global Chemical PCL Class C	176,991

	Total Thailand	2,777,607

	United Kingdom — 17.7%
58,648	Abcam Plc	381,061
384,029	Aberdeen Asset Management Plc	2,980,451
536,705	Amlin Plc	4,295,681
185,836	Antofagasta Plc	2,424,444
914,089	Ashtead Group Plc	13,675,848
218,477	Associated British Foods Plc	11,389,925
143,972	AstraZeneca Plc, Sponsored ADR	10,698,559
67,420	Beazley Plc	291,538
97,402	Bellway Plc	2,608,059
47,243	Berendsen Plc	790,820
64,845	Berkeley Group Holdings Plc	2,680,961
358,214	BG Group Plc	7,564,274
52,026	Bodycote Plc	611,577
303,105	BP Plc	2,668,540
52,222	BP Plc, Sponsored ADR	2,754,711
156,294	British American Tobacco Plc	9,294,577
164,885	British Sky Broadcasting Group Plc	2,548,633
1,433,706	BT Group Plc	9,435,518
12,849	BT Group Plc, Sponsored ADR	843,280
164,344	BTG Plc *	1,778,752

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
365,275	Bunzl Plc	10,130,445
538,826	Cairn Energy Plc *	1,842,622
449,560	Centrica Plc	2,402,893
1,956,255	Cobham Plc	10,446,124
909,871	Compass Group Plc	15,821,895
53,961	Dialog Semiconductor Plc *	1,871,029
55,982	easyJet Plc	1,306,588
227,657	Friends Life Group, Ltd.	1,227,334
534,532	GlaxoSmithKline Plc	14,294,474
248,105	GlaxoSmithKline Plc, Sponsored ADR	13,268,655
38,455	Great Portland Estates Plc REIT	423,444
401,877	Halma Plc	4,050,743
94,232	Hargreaves Lansdown Plc	1,994,696
727,094	HSBC Holdings Plc (Ordinary Shares)	7,371,057
280,381	IG Group Holdings Plc	2,816,529
365,838	Intermediate Capital Group Plc	2,442,060
579,420	J Sainsbury Plc ‡	3,125,724
175,375	Jardine Lloyd Thompson Group Plc	3,118,593
198,255	John Wood Group Plc	2,733,923
6,069,595	Lloyds TSB Group Plc *	7,705,732
79,455	London Stock Exchange Group Plc	2,726,631
623,869	Man Group Plc	1,122,191
314,923	Meggitt Plc	2,724,662
126,774	Mitchells & Butlers Plc *	844,731
145,615	Mondi Plc	2,644,164
36,072	National Grid Plc, Sponsored ADR	2,683,035
1,776,905	Old Mutual Plc	6,006,599
402,496	Pace Plc	2,443,136
111,495	Petrofac, Ltd.	2,293,394
925,195	QinetiQ Group Plc	3,271,460
304,817	Reckitt Benckiser Group Plc	26,580,742
75,888	Restaurant Group Plc (The)	779,840
8	Rightmove Plc	293
46,337	Rio Tinto Plc	2,462,842
31,178	Royal Dutch Shell Plc (BATS), ADR	2,712,798
34,992	Royal Dutch Shell Plc (Turquoise), ADR	2,882,291
261,116	Royal Dutch Shell Plc Class A (Amsterdam Exchange)	10,811,013
162,273	Royal Dutch Shell Plc Class A (London Exchange)	6,710,426
166,501	Shire Plc	13,010,404
19,179	Shire Plc, ADR	4,516,463
494,231	Smith & Nephew Plc	8,780,177
143,377	Spectris Plc	5,442,397
826,254	St James’s Place Plc	10,765,304
239,153	Stagecoach Group Plc	1,537,522
396,829	Standard Life Plc	2,538,334
167,928	TalkTalk Telecom Group Plc	934,613
210,425	Tate & Lyle Plc	2,462,797
1,323,532	Taylor Wimpey Plc	2,579,865
84,050	Ultra Electronics Holdings Plc	2,680,244
26,178	Unilever Plc, Sponsored ADR	1,186,125
124,043	United Business Media, Ltd.	1,411,491
3,434,919	Vodafone Group Plc	11,452,725
143,375	Vodafone Group Plc, Sponsored ADR	4,787,291
195,440	Weir Group Plc (The)	8,751,987
44,847	WH Smith Plc	820,493

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
158,498	Whitbread Plc	11,948,727

	Total United Kingdom	373,418,976

	United States — 0.2%
48,041	Sigma-Aldrich Corp.	4,875,201

	TOTAL COMMON STOCKS (COST $1,703,167,924)	1,961,274,437

	INVESTMENT COMPANY — 0.9%
	United States — 0.9%
281,444	iShares MSCI EAFE Index Fund	19,242,326

	TOTAL INVESTMENT COMPANY (COST $17,308,169)	19,242,326

	PREFERRED STOCKS — 1.0%
	Brazil — 0.1%
104,390	Itau Unibanco Holding SA, 3.38%	1,514,155

	Germany — 0.9%
104,682	Henkel AG & Co. KGaA, 1.41%	12,100,963
23,083	Porsche Automobil Holding SE, 2.66%	2,404,755
21,433	Volkswagen AG, 2.17%	5,628,371

	Total Germany	20,134,089

	TOTAL PREFERRED STOCKS (COST $16,112,074)	21,648,244

	RIGHTS — 0.0%
	Spain — 0.0%
43,218	Acerinox SA, Strike Price $0.00, Expires 07/14/2014 *	26,213
107,428	Repsol VPF SA, Strike Price $0.00, Expires 07/10/2014 * ‡	73,102

	Total Spain	99,315

	TOTAL RIGHTS (COST $97,090)	99,315

Notional	Description	Value ($)
	OPTIONS PURCHASED — 0.0%
	Call Options — 0.0%
4,781,405	OTC Euro versus Japanese Yen with Deutsche Bank Securities, Strike Price $0.01, Expires 09/18/15	47,481
3,191,417	OTC Euro versus Japanese Yen with JP Morgan Securities, Inc., Strike Price $0.01, Expires 07/03/15	4,942
3,357,745	OTC Euro versus Japanese Yen with JP Morgan Securities, Inc., Strike Price $0.01, Expires 10/03/14	23
9,336,730	OTC Euro versus Japanese Yen with UBS AG, Strike Price $0.01, Expires 04/24/15	35,295

	TOTAL CALL OPTIONS PURCHASED (COST $373,961)	87,741

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Notional	Description	Value ($)
	Put Options — 0.0%
1,181,029,408	OTC Japanese Yen versus U.S. Dollar with JP Morgan Securities, Inc., Strike Price $111.00, Expires 10/03/14	163
1,181,029,408	OTC Japanese Yen versus U.S. Dollar with JP Morgan Securities, Inc., Strike Price $116.50, Expires 07/03/15	15,622

	TOTAL PUT OPTIONS PURCHASED (COST $152,661)	15,785

	TOTAL OPTIONS PURCHASED (COST $526,622)	103,526

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 8.4%
	Bank Deposit — 4.6%
96,125,777	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/14	96,125,777

	Securities Lending Collateral — 3.8%
80,208,555	State Street Navigator Securities Lending Prime Portfolio ***	80,208,555

	TOTAL SHORT-TERM INVESTMENTS (COST $176,334,332)	176,334,332

	TOTAL INVESTMENTS — 103.3% (COST $1,913,546,211)	2,178,702,180
	Other Assets and Liabilities (net) — (3.3)%	(70,037,206)

	NET ASSETS — 100.0%	$2,108,664,974

Notes to Schedule of Investments:

ADR – American Depository Receipt

REIT – Real Estate Investment Trust

*	Non-income producing security
‡	All or a portion of this security is out on loan.
¤	Illiquid security. The total market value of this security at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of this security held at June 30, 2014 was $0.
***	Represents an investment of securities lending cash collateral.
****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2014 was $0.

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
678	MSCI EAFE E-mini Index	September 2014	$66,745,710	$390,758

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Telecommunications	7.9
Banks	7.5
Pharmaceuticals	7.1
Oil & Gas	6.4
Insurance	5.6
Chemicals	4.4
Food	3.8
Electric	2.9
Electronics	2.6
Commercial Services	2.5
Diversified Financial Services	2.1
Auto Parts & Equipment	2.0
Retail	2.0
Transportation	2.0
Household Products & Wares	1.9
Semiconductors	1.9
Auto Manufacturers	1.8
Aerospace & Defense	1.6
Machinery - Diversified	1.6
Real Estate	1.6
Beverages	1.5
Media	1.5
Software	1.5
Building Materials	1.4
Electrical Components & Equipment	1.4
Computers	1.1
Agriculture	1.0
Engineering & Construction	1.0
Health Care - Products	1.0
Gas	0.9
Oil & Gas Services	0.9
Unaffiliated Fund	0.9
Cosmetics & Personal Care	0.8
Food Service	0.8
Forest Products & Paper	0.8
Miscellaneous - Manufacturing	0.8
Distribution & Wholesale	0.6
Internet	0.6
Iron & Steel	0.6
Lodging	0.6
Machinery - Construction & Mining	0.6
Metal Fabricate & Hardware	0.6
Office & Business Equipment	0.6
Airlines	0.5
Home Furnishings	0.5
Mining	0.5
Home Builders	0.4
Holding Companies - Diversified	0.3
REITS	0.3

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Apparel	0.2
Entertainment	0.2
Hand & Machine Tools	0.2
Health Care - Services	0.2
Pipelines	0.2
Water	0.2
Biotechnology	0.1
Coal	0.1
Investment Companies	0.1
Leisure Time	0.1
Shipbuilding	0.1
Textiles	0.0
Short-Term Investments and Other Assets and Liabilities (net)	5.1

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund (formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 98.2%
	Asset Backed Securities — 10.9%
750,000	A Voce CLO, Ltd., Series 2014-1A, Class A1A, 0.01%, due 07/15/26 † ‡‡ †††† 144A	748,853
3,987	ACE Securities Corp., Series 2005-SD3, Class A, 0.55%, due 08/25/45 †	3,985
1,700,000	AIMCO CLO, Series 2014-AA, Class A, 1.76%, due 07/20/26 † 144A	1,700,831
1,000,000	AIMCO CLO, Series 2014-AA, Class B1, 2.22%, due 07/20/26 † 144A	989,744
1,500,000	AIMCO CLO, Series 2014-AA, Class B2, 4.58%, due 07/20/26 144A	1,521,149
750,000	ALM XIV, Ltd., Series 2014-14A, Class A2, 2.33%, due 07/28/26 † †††† 144A	740,625
409,202	Ameriquest Mortgage Securities, Inc., Series 2003-9, Class AV1, 0.91%, due 09/25/33 †	395,814
290,161	Ameriquest Mortgage Securities, Inc., Series 2004-R2, Class A1A, 0.84%, due 04/25/34 †	288,195
1,000,000	Anchorage Capital CLO 3, Ltd., Series 2014-3A, Class A2A, 2.52%, due 04/28/26 † 144A	1,006,016
479,902	Asset Backed Securities Corp. Home Equity, Series 2003-HE7, Class M1, 1.13%, due 12/15/33 †	456,087
18,833	Bayview Financial Acquisition Trust, Series 2004-C, Class A1, 0.78%, due 05/28/44 †	18,815
112,163	Bear Stearns Asset Backed Securities Trust, Series 2004-SD3, Class A3, 0.72%, due 09/25/34 †	109,675
7,300,000	BMW Vehicle Lease Trust, Series 2014-1, Class A4, 0.99%, due 08/21/17	7,315,808
1,233,707	BNSF Railway Co. 2007-1 Pass Through Trust, 6.00%, due 04/01/24	1,356,337
703,983	Burlington Northern and Santa Fe Railway Co. 2006-1 Pass Through Trust, 5.72%, due 01/15/24	805,485
930,000	Chase Issuance Trust, Series 2012-A8, Class A8, 0.54%, due 10/16/17	930,959
1,900,000	Chase Issuance Trust, Series 2013-A8, Class A8, 1.01%, due 10/15/18	1,906,716
3,221,747	CVS Pass-Through Trust, 7.51%, due 01/10/32 144A	4,029,916
1,236,148	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, due 02/10/24	1,458,655
1,000,000	Ford Credit Auto Owner Trust, Series 2014-1, Class A, 2.26%, due 11/15/25 144A	1,010,145
3,320,000	Ford Credit Floorplan Master Owner Trust, Series 2013-5, Class A1, 1.50%, due 09/15/18	3,357,096
5,000,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, due 03/10/39	5,460,947
391,266	Home Equity Asset Trust, Series 2003-8, Class M1, 1.23%, due 04/25/34 †	372,484
3,500,000	HSBC Home Equity Loan Trust, Series 2006-3, Class M1, 0.41%, due 03/20/36 †	3,396,342
3,450,000	Invitation Homes Trust, Series 2014-SFR1, Class A, 1.15%, due 06/17/31 † 144A	3,463,227
500,000	KVK CLO, Ltd., Series 2014-2A, Class A, 1.78%, due 04/15/26 † 144A	499,110
750,000	Magnetite CLO, Ltd., Series 2014-9A, Class A1, 1.70%, due 07/25/26 † †††† 144A	749,618
1,750,000	Magnetite CLO, Ltd., Series 2014-8A, Class A, 1.71%, due 04/15/26 † 144A	1,750,557
1,570,000	MMAF Equipment Finance LLC, Series 2014-AA, Class A5, 2.33%, due 12/08/25 144A	1,576,472
353,914	Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1, 1.17%, due 10/25/33 †	335,518
402,673	Morgan Stanley ABS Capital I, Series 2003-NC6, Class M1, 1.35%, due 06/25/33 †	390,872
249,067	Morgan Stanley ABS Capital I, Series 2003-NC7, Class M1, 1.20%, due 06/25/33 †	235,243
380,698	New Century Home Equity Loan Trust, Series 2003-A, Class A, 0.87%, due 10/25/33 † 144A	360,768
1,200,000	Palmer Square CLO, Ltd., Series 2014-1A, Class A2, 2.11%, due 10/17/22 † 144A	1,190,873
750,000	Regatta IV Funding, Ltd., Series 2014-1A, Class A2, 1.76%, due 07/25/26 † 144A	750,000
923,067	Saxon Asset Securities Trust, Series 2005-1, Class M1, 0.84%, due 05/25/35 †	871,129
1,000,000	Seneca Park CLO, Ltd., Series 2014-1A, Class A, 1.70%, due 07/17/26 † 144A	1,000,895
500,000	Seneca Park CLO, Ltd., Series 2014-1A, Class B2, 4.35%, due 07/17/26 144A	501,526
750,000	Shackleton CLO, Ltd., Series 2014-6A, Class B1, 2.38%, due 07/17/26 † 144A	736,350
495,693	SLM Student Loan Trust, Series 2008-5, Class A3, 1.53%, due 01/25/18 †	499,286
592,004	SLM Student Loan Trust, Series 2010-1, Class A, 0.55%, due 03/25/25 †	593,041

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund (formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Par Value ($)	Description	Value ($)
	Asset Backed Securities — continued
2,000,000	SLM Student Loan Trust, Series 2012-B, Class A2, 3.48%, due 10/15/30 144A	2,097,759
352,901	Small Business Administration Participation Certificates, Series 2008-20L, Class 1, 6.22%, due 12/01/28	403,590
2,602,832	Small Business Administration Participation Certificates, Series 2010-20D, Class 1, 4.36%, due 04/01/30	2,799,690
1,849,810	Small Business Administration Participation Certificates, Series 2010-20G, Class 1, 3.80%, due 07/01/30	1,940,090
2,328,012	Small Business Administration Participation Certificates, Series 2010-20I, Class 1, 3.21%, due 09/01/30	2,390,030
1,964,711	Small Business Administration Participation Certificates, Series 2011-20F, Class 1, 3.67%, due 06/01/31	2,064,113
3,586,166	Small Business Administration Participation Certificates, Series 2012-20C, Class 1, 2.51%, due 03/01/32	3,538,368
4,960,055	Small Business Administration Participation Certificates, Series 2013-20A, Class 1, 2.13%, due 01/01/33	4,770,822
3,669,190	Small Business Administration Participation Certificates, Series 2013-20H, Class 1, 3.16%, due 08/01/33	3,750,981
3,534,410	Small Business Administration Participation Certificates, Series 2013-20I, Class 1, 3.62%, due 09/01/33	3,718,912
4,890,000	Small Business Administration Participation Certificates, Series 2014-20C, Class 1, 3.21%, due 03/01/34	5,002,743
6,500,000	Small Business Administration Participation Certificates, Series 2014-20D, Class 1, 3.11%, due 04/01/34	6,623,332
3,369,000	Small Business Administration Participation Certificates, Series 2014-20E, Class 1, 3.00%, due 05/01/34	3,406,398
933,717	Southwest Airlines Co. 2007-1 Pass Through Trust, 6.15%, due 02/01/24	1,064,438
72,117	UAL Pass Through Trust, Series 2009-2A, 9.75%, due 07/15/18	82,574
1,300,000	Washington Mill CLO, Ltd., Series 2014-1A, Class A1, 1.73%, due 04/20/26 † 144A	1,304,576
500,000	Washington Mill CLO, Ltd., Series 2014-1A, Class B2, 4.25%, due 04/20/26 144A	503,607

		100,347,187

	Corporate Debt — 36.1%
1,600,000	21st Century Fox America, Inc., 6.15%, due 02/15/41	1,946,072
20,000	21st Century Fox America, Inc., 6.75%, due 01/09/38	24,729
400,000	Actavis Funding SCS, 3.85%, due 06/15/24 144A	405,155
180,000	Activision Blizzard, Inc., 5.63%, due 09/15/21 144A	194,400
280,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 3.75%, due 05/15/19 144A	282,450
680,000	AES Corp. (The), Senior Note, 8.00%, due 06/01/20	821,100
790,000	Aetna, Inc., 4.50%, due 05/15/42	806,936
1,700,000	AgriBank FCB, 9.13%, due 07/15/19	2,193,923
470,000	Agrium, Inc., 4.90%, due 06/01/43	482,146
410,000	Altria Group, Inc., 2.85%, due 08/09/22	395,243
390,000	Altria Group, Inc., 4.75%, due 05/05/21	430,805
150,000	Altria Group, Inc., 9.95%, due 11/10/38	250,639
620,000	America Movil SAB de CV, 5.00%, due 03/30/20	690,475
150,000	America Movil SAB de CV, Guaranteed Senior Note, 5.63%, due 11/15/17	169,803
4,172,722	American Airlines 2013-2 Class A Pass Through Trust, 4.95%, due 07/15/24 144A	4,516,971
300,000	American International Group, Inc., 5.85%, due 01/16/18	342,752
1,470,000	American International Group, Inc., 6.40%, due 12/15/20	1,777,058
680,000	Amgen, Inc., 5.65%, due 06/15/42	778,486
250,000	Anadarko Finance Co., Senior Note, 7.50%, due 05/01/31	341,263
220,000	Anadarko Petroleum Corp., 6.38%, due 09/15/17	253,481
8,000,000	Anadarko Petroleum Corp., 7.37%, due 10/10/36 ‡‡	3,133,616

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund (formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
2,000,000	Anheuser-Busch InBev Finance, Inc., 4.00%, due 01/17/43	1,903,538
290,000	Anheuser-Busch InBev Worldwide, Inc., 2.50%, due 07/15/22	278,389
570,000	Anheuser-Busch InBev Worldwide, Inc., 5.00%, due 04/15/20	649,113
340,000	Anheuser-Busch InBev Worldwide, Inc., 5.38%, due 01/15/20	393,006
1,280,000	ANR Pipeline Co., 9.63%, due 11/01/21	1,807,619
160,000	ArcelorMittal, 5.00%, due 02/25/17	169,800
150,000	AT&T, Inc., 2.63%, due 12/01/22 ‡	143,993
4,000,000	AT&T, Inc., 3.72%, due 11/27/22 ‡‡ 144A	3,050,000
120,000	AT&T, Inc., 3.88%, due 08/15/21	127,861
91,000	AT&T, Inc., 4.35%, due 06/15/45	86,618
10,000	AT&T, Inc., 4.45%, due 05/15/21	10,997
435,000	AT&T, Inc., 4.80%, due 06/15/44	445,850
610,000	AT&T, Inc., Global Note, 5.50%, due 02/01/18	690,871
1,675,000	AT&T, Inc., Global Note, 6.55%, due 02/15/39	2,083,005
3,125,000	BAC Capital Trust XI, 6.63%, due 05/23/36	3,566,994
2,600,000	BAE Systems Holdings, Inc., 6.38%, due 06/01/19 144A	3,001,318
610,000	Ball Corp., 5.75%, due 05/15/21	651,937
600,000	Bank of America Corp., 2.60%, due 01/15/19	607,705
350,000	Bank of America Corp., 3.30%, due 01/11/23	345,615
140,000	Bank of America Corp., 3.88%, due 03/22/17	149,419
500,000	Bank of America Corp., 4.13%, due 01/22/24	516,512
910,000	Bank of America Corp., 5.00%, due 05/13/21	1,017,223
880,000	Bank of America Corp., 5.00%, due 01/21/44	937,322
420,000	Bank of America Corp., 5.13%, due 12/29/49 †	420,617
500,000	Bank of America Corp., 5.63%, due 07/01/20	575,960
1,250,000	Bank of America Corp., 7.63%, due 06/01/19	1,545,606
410,000	Bank of America Corp., Senior Note, 5.75%, due 12/01/17	462,810
375,000	Bank One Capital III, 8.75%, due 09/01/30	510,511
775,000	Barclays Bank PLC, 3.75%, due 05/15/24	779,365
1,347,000	Berkshire Hathaway Energy Co., 6.13%, due 04/01/36	1,675,504
560,000	BHP Billiton Finance USA, Ltd., 5.00%, due 09/30/43	621,384
2,230,000	Blackstone Holdings Finance Co. LLC, Series 1, 6.63%, due 08/15/19 144A	2,665,240
415,000	Boston Properties, LP REIT, 3.13%, due 09/01/23	403,802
1,550,000	Boston Properties, LP REIT, 4.13%, due 05/15/21	1,650,663
2,735,000	Boston Properties, LP REIT, 5.63%, due 11/15/20	3,151,045
250,000	Boston Properties, LP REIT, 5.88%, due 10/15/19	292,273
1,775,000	Boston Scientific Corp., 6.00%, due 01/15/20	2,065,914
175,000	BP Capital Markets Plc, 3.25%, due 05/06/22	177,469
510,000	British Telecommunications Plc, 9.63%, due 12/15/30	814,333
2,375,000	Burlington Northern Santa Fe LLC, 3.75%, due 04/01/24	2,455,949
2,025,000	Capital One Financial Corp., 3.50%, due 06/15/23	2,035,662
625,000	Capital One Financial Corp., 4.75%, due 07/15/21	696,357
2,100,000	Carlyle Holdings II Finance LLC, 5.63%, due 03/30/43 144A	2,340,322
915,000	Carnival Corp., 1.88%, due 12/15/17	921,058
500,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, due 01/15/19	528,750
400,000	CDW LLC/CDW Finance Corp., 8.00%, due 12/15/18	427,000
2,240,000	Celgene Corp., 3.25%, due 08/15/22	2,238,994
925,000	Cemex Finance LLC, 6.00%, due 04/01/24 144A	965,469
675,000	Cemex SAB de CV, 6.50%, due 12/10/19 144A	724,781
350,000	Cemex SAB de CV, 7.25%, due 01/15/21 ‡ 144A	385,875
430,000	CGG, 6.50%, due 06/01/21	428,925
350,000	Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, due 06/15/19	381,937
41,000	Cie Generale de Geophysique - Veritas SA, Senior Note, 7.75%, due 05/15/17	41,718
525,000	Cigna Corp., 4.00%, due 02/15/22	558,007
800,000	Cigna Corp., 5.38%, due 02/15/42	916,012

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund (formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
1,100,000	Cigna Corp., 6.15%, due 11/15/36	1,362,283
325,000	Cigna Corp., 7.88%, due 05/15/27	424,088
375,000	Cigna Corp., 8.50%, due 05/01/19	480,016
170,000	CIT Group, Inc., 5.00%, due 08/01/23	174,463
825,000	Citigroup, Inc., 3.50%, due 05/15/23	804,608
560,000	Citigroup, Inc., 3.95%, due 06/15/16	591,121
260,000	Citigroup, Inc., 4.05%, due 07/30/22	266,826
1,950,000	Citigroup, Inc., 4.50%, due 01/14/22	2,123,061
20,000	Citigroup, Inc., 5.38%, due 08/09/20	22,949
380,000	Citigroup, Inc., 5.50%, due 09/13/25	424,780
130,000	Citigroup, Inc., 5.90%, due 12/29/49 †	131,870
230,000	Citigroup, Inc., 5.95%, due 12/31/49 †	232,588
748,000	Citigroup, Inc., 6.01%, due 01/15/15	770,652
80,000	Citigroup, Inc., 6.68%, due 09/13/43	99,952
975,000	Citigroup, Inc., Global Senior Note, 6.13%, due 11/21/17	1,116,019
1,000,000	Comcast Cable Communications Holdings, Inc., 9.46%, due 11/15/22	1,455,794
2,850,000	Comcast Corp., 4.25%, due 01/15/33	2,937,033
320,000	Comcast Corp., 5.65%, due 06/15/35	378,775
1,075,000	Comcast Corp., 5.88%, due 02/15/18	1,240,284
100,000	Comcast Corp., 6.30%, due 11/15/17	116,357
130,000	Comcast Corp., 6.50%, due 01/15/17	147,959
20,000	Comcast Corp., 6.50%, due 11/15/35	25,993
90,000	Comcast Corp., 6.95%, due 08/15/37	121,721
60,000	Concho Resources, Inc., 5.50%, due 04/01/23	64,800
228,000	Concho Resources, Inc., 6.50%, due 01/15/22	252,510
300,000	ConocoPhillips Holding Co., 6.95%, due 04/15/29	411,854
1,179,848	Continental Airlines 2007-1 Class A Pass Through Trust, 5.98%, due 10/19/23	1,321,430
970,000	Continental Resources, Inc., 4.50%, due 04/15/23	1,037,982
50,000	Continental Resources, Inc., 5.00%, due 09/15/22	54,438
210,000	Countrywide Financial Corp., Subordinated Note, 6.25%, due 05/15/16	229,258
825,000	COX Communications, Inc., 2.95%, due 06/30/23 144A	784,667
1,950,000	COX Communications, Inc., 3.25%, due 12/15/22 144A	1,913,040
900,000	COX Communications, Inc., 5.88%, due 12/01/16 144A	995,041
875,000	COX Communications, Inc., 9.38%, due 01/15/19 144A	1,134,296
150,000	CSC Holdings LLC, 6.75%, due 11/15/21	165,563
580,000	CSX Corp., 4.10%, due 03/15/44	549,007
550,000	CSX Corp., 7.38%, due 02/01/19	673,908
1,160,000	CVS Caremark Corp., 2.75%, due 12/01/22	1,122,504
250,000	Daimler Finance North America LLC, 1.30%, due 07/31/15 144A	252,094
550,000	Daimler Finance North America LLC, 2.63%, due 09/15/16 144A	568,572
900,000	DCP Midstream LLC, 5.35%, due 03/15/20 144A	997,386
310,000	Deutsche Telekom International Finance BV, 5.75%, due 03/23/16	335,455
1,465,000	Deutsche Telekom International Finance BV, 6.00%, due 07/08/19	1,721,063
520,000	Devon Energy Corp., 7.95%, due 04/15/32	738,351
500,000	Dominion Resources, Inc., 5.20%, due 08/15/19	569,517
400,000	Dow Chemical Co. (The), 4.38%, due 11/15/42	383,371
775,000	Dow Chemical Co. (The), 7.38%, due 11/01/29	1,037,710
1,585,000	Dow Chemical Co. (The), 8.55%, due 05/15/19	2,039,263
575,000	Dow Chemical Co. (The), 9.40%, due 05/15/39	945,178
2,589,000	Duke Energy Corp., 3.55%, due 09/15/21	2,711,126
240,000	Eagle Spinco, Inc., 4.63%, due 02/15/21	239,100
250,000	Eaton Corp., 1.50%, due 11/02/17	250,513
650,000	Eaton Corp., 2.75%, due 11/02/22	630,552
110,000	Ecolab, Inc., 4.35%, due 12/08/21	120,815
190,000	El Paso Natural Gas Co. LLC, 8.38%, due 06/15/32	266,910

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund (formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
725,000	Enel Finance International SA, 6.00%, due 10/07/39 144A	828,888
1,000,000	Enel Finance International SA, Guaranteed Note, 6.80%, due 09/15/37 144A	1,224,181
400,000	Enel Spa, 8.75%, due 09/24/73 † 144A	472,000
1,934,000	ERAC USA Finance LLC, 2.80%, due 11/01/18 144A	1,999,530
1,350,000	ERP Operating, LP, 3.00%, due 04/15/23	1,319,194
825,000	ERP Operating, LP, 4.63%, due 12/15/21	909,509
2,045,000	Escrow GCB General Motors, 8.38%, due 07/15/33 **** ¤	—
1,816,000	Exelon Generation Co. LLC, 4.25%, due 06/15/22	1,899,378
1,450,000	Export-Import Bank of Korea, 4.00%, due 01/11/17	1,549,964
1,200,000	Express Scripts Holding Co., 3.50%, due 11/15/16	1,274,875
150,000	FirstEnergy Corp., 2.75%, due 03/15/18	151,928
645,000	FirstEnergy Corp., Series C, 7.38%, due 11/15/31	764,268
540,000	Ford Motor Co., 4.75%, due 01/15/43	548,071
350,000	Ford Motor Credit Co., 8.00%, due 12/15/16	407,033
800,000	Ford Motor Credit Co. LLC, 4.38%, due 08/06/23 ‡	855,952
625,000	Ford Motor Credit Co. LLC, 5.63%, due 09/15/15	661,411
1,600,000	Ford Motor Credit Co. LLC, 5.75%, due 02/01/21	1,863,854
650,000	Ford Motor Credit Co. LLC, 5.88%, due 08/02/21	764,270
580,000	Ford Motor Credit Co. LLC, 8.13%, due 01/15/20	741,398
440,000	Ford Motor Credit Co. LLC, 12.00%, due 05/15/15	483,603
210,000	General Electric Capital Corp., 1.63%, due 07/02/15	212,724
1,405,000	General Electric Capital Corp., 4.38%, due 09/16/20	1,553,840
1,165,000	General Electric Capital Corp., 4.63%, due 01/07/21	1,299,111
450,000	General Electric Capital Corp., 4.65%, due 10/17/21	501,199
775,000	General Electric Capital Corp., 5.50%, due 01/08/20	899,471
1,390,000	General Electric Capital Corp., 5.55%, due 05/04/20	1,621,716
310,000	General Electric Capital Corp., 5.88%, due 01/14/38	377,387
380,000	General Electric Capital Corp., 6.00%, due 08/07/19	450,632
720,000	General Electric Capital Corp., 6.38%, due 11/15/67 †	804,600
480,000	General Electric Capital Corp., 6.88%, due 01/10/39	646,958
270,000	General Electric Co., 0.85%, due 10/09/15	271,425
310,000	General Electric Co., 4.50%, due 03/11/44	324,344
320,000	Glitnir Banki HF, Subordinated Note, 6.69%, due 06/15/16 ††† **** 144A ¤	—
265,000	Goldcorp, Inc., 3.63%, due 06/09/21	268,425
150,000	Goldman Sachs Group (The), Inc., 4.00%, due 03/03/24	152,999
140,000	Goldman Sachs Group (The), Inc., 5.25%, due 07/27/21	157,445
680,000	Goldman Sachs Group (The), Inc., 5.95%, due 01/18/18	773,140
1,160,000	Goldman Sachs Group (The), Inc., 6.25%, due 02/01/41	1,420,114
1,743,000	Goldman Sachs Group (The), Inc., 7.50%, due 02/15/19	2,129,214
460,000	HCA, Inc., 5.88%, due 03/15/22	499,675
1,815,000	HCA, Inc., 6.50%, due 02/15/16	1,957,931
2,000,000	HCP, Inc., 4.25%, due 11/15/23	2,082,730
1,100,000	Health Care REIT, Inc., 4.50%, due 01/15/24	1,161,230
875,000	Health Net, Inc., 6.38%, due 06/01/17	965,781
1,250,000	Hewlett-Packard Co., 3.30%, due 12/09/16	1,316,245
220,000	Hexion US Finance Corp., 6.63%, due 04/15/20	234,300
580,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, due 10/15/21 144A	617,337
270,000	Home Depot (The), Inc., 4.40%, due 03/15/45	275,254
1,800,000	Howard Hughes Medical Institute, 3.50%, due 09/01/23	1,856,840
740,000	HSBC Finance Corp., 6.68%, due 01/15/21	886,168
350,000	HSBC Holdings Plc, 5.10%, due 04/05/21	398,274
875,000	HSBC Holdings Plc, Subordinated Note, 6.50%, due 05/02/36	1,078,231
1,515,000	HSBC Holdings Plc, Subordinated Note, 6.50%, due 09/15/37	1,874,190
1,260,000	Husky Energy, Inc., 7.25%, due 12/15/19	1,567,315

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund (formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
420,000	Imperial Tobacco Finance Plc, 2.05%, due 02/11/18 144A	422,847
260,000	Intelsat Jackson Holdings SA, 5.50%, due 08/01/23	259,675
120,000	Intelsat Jackson Holdings SA, 7.25%, due 10/15/20	129,600
220,000	International Lease Finance Corp., 6.50%, due 09/01/14 144A	221,925
250,000	Intesa Sanpaolo Spa, 3.13%, due 01/15/16	257,073
250,000	Intesa Sanpaolo Spa, 3.63%, due 08/12/15 144A	255,496
500,000	Jefferies Group LLC, 5.13%, due 01/20/23	536,964
100,000	John Deere Capital Corp., 1.70%, due 01/15/20	97,205
220,000	John Deere Capital Corp., 2.25%, due 04/17/19	222,754
300,000	JPMorgan Chase & Co., 3.25%, due 09/23/22	301,910
2,380,000	JPMorgan Chase & Co., 3.38%, due 05/01/23	2,340,435
90,000	JPMorgan Chase & Co., 4.35%, due 08/15/21	97,605
860,000	JPMorgan Chase & Co., 4.40%, due 07/22/20	940,923
200,000	JPMorgan Chase & Co., 4.50%, due 01/24/22	219,498
1,250,000	JPMorgan Chase & Co., Subordinated Note, 6.13%, due 06/27/17	1,408,615
100,000	Kaupthing Bank HF, 7.13%, due 05/19/16 ††† **** 144A ¤	—
950,000	Kentucky Power Co., 6.00%, due 09/15/17 144A	1,084,771
430,000	Key Energy Services, Inc., 6.75%, due 03/01/21	449,350
2,500,000	Kinder Morgan Energy Partners, LP, 4.15%, due 02/01/24	2,540,475
440,000	Kinder Morgan Finance Co. LLC, 6.00%, due 01/15/18 144A	482,900
3,042,000	KKR Group Finance Co. LLC, 6.38%, due 09/29/20 144A	3,591,957
600,000	Koninklijke Philips Electronics NV, 5.75%, due 03/11/18	684,849
360,000	Kraft Foods Group, Inc., 3.50%, due 06/06/22	370,273
349,000	Kraft Foods Group, Inc., 5.38%, due 02/10/20	397,454
691,000	Kraft Foods, Inc., 5.38%, due 02/10/20	795,279
400,000	Kroger Co. (The), Senior Note, 6.15%, due 01/15/20	470,187
2,350,000	Lafarge SA, 6.50%, due 07/15/16	2,585,000
1,325,000	Legg Mason, Inc., 5.50%, due 05/21/19	1,533,021
470,000	Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86%, due 11/29/49 †††	165
270,000	Lehman Brothers Holdings, Inc., (MTN), Series I, 6.75%, due 12/28/17 †††	95
890,000	Lehman Brothers Holdings, Inc., Subordinated Note, 6.50%, due 07/19/17 †††	312
1,150,000	Liberty Mutual Group, Inc., 4.25%, due 06/15/23 144A	1,194,153
1,600,000	Liberty Mutual Group, Inc., 4.95%, due 05/01/22 144A	1,752,874
1,780,000	Lincoln National Corp., 4.00%, due 09/01/23	1,852,576
210,000	Lorillard Tobacco Co., 3.75%, due 05/20/23	207,788
1,010,000	LyondellBasell Industries NV, 5.00%, due 04/15/19	1,140,482
525,000	Macy’s Retail Holdings, Inc., 6.38%, due 03/15/37	654,979
1,790,000	Macy’s Retail Holdings, Inc., 6.65%, due 07/15/24	2,217,157
350,000	Macy’s Retail Holdings, Inc., 6.90%, due 01/15/32	436,231
600,000	Macy’s Retail Holdings, Inc., 7.00%, due 02/15/28	757,001
230,000	Martin Marietta Materials, Inc., 4.25%, due 07/02/24 †††† 144A	232,186
725,000	Massachusetts Institute of Technology, 4.68%, due 07/01/14	775,538
70,000	Medtronic, Inc., 3.13%, due 03/15/22	70,786
240,000	Medtronic, Inc., 4.45%, due 03/15/20	266,141
625,000	Merck & Co., Inc., 4.15%, due 05/18/43	614,153
520,000	Merrill Lynch & Co., Inc., 6.88%, due 04/25/18	613,152
840,000	Merrill Lynch & Co., Inc., Subordinated Note, 5.70%, due 05/02/17	932,781
250,000	MetLife, Inc., 4.75%, due 02/08/21	279,797
420,000	MetLife, Inc., Subordinated Note, 6.40%, due 12/15/66	471,450
80,000	MidAmerican Energy Holdings Co., Senior Note, 6.50%, due 09/15/37	103,507
165,630	Miran Mid-Atlantic Series C Pass Through Trust, 10.06%, due 12/30/28	187,369
50,000	Monsanto Co., 3.38%, due 07/15/24 ††††	50,435
70,000	Monsanto Co., 4.20%, due 07/15/34 ††††	70,884
80,000	Monsanto Co., 4.40%, due 07/15/44 ††††	80,507
1,720,000	Morgan Stanley, 4.10%, due 05/22/23	1,748,022

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund (formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
70,000	Morgan Stanley, 4.75%, due 03/22/17	76,261
325,000	Morgan Stanley, 5.45%, due 12/31/49 †	331,334
130,000	Morgan Stanley, (MTN), Series F, 0.68%, due 10/18/16 †	129,929
1,000,000	Morgan Stanley, (MTN), Series F, 6.63%, due 04/01/18	1,169,961
1,050,000	Myriad International Holdings BV, 6.00%, due 07/18/20 144A	1,162,875
50,000	News America, Inc., 4.50%, due 02/15/21	54,923
525,000	News America, Inc., 5.65%, due 08/15/20	612,298
475,000	News America, Inc., 6.20%, due 12/15/34	583,311
275,000	News America, Inc., 6.40%, due 12/15/35	343,565
20,000	News America, Inc., 6.90%, due 08/15/39	26,250
30,000	News America, Inc., Senior Note, 6.65%, due 11/15/37	38,217
1,000,000	NextEra Energy Capital Holdings, Inc., 1.34%, due 09/01/15	1,007,630
780,000	Noble Energy, Inc., 4.15%, due 12/15/21	839,963
1,000,000	Nordstrom, Inc., 6.25%, due 01/15/18	1,155,329
530,000	Norfolk Southern Corp., 4.80%, due 08/15/43	566,114
220,000	Northern States Power Co., 4.13%, due 05/15/44	221,322
350,000	NRG Energy, Inc., 6.25%, due 05/01/24 144A	366,188
170,000	Old AII, Inc. (PIK), 9.00%, due 12/15/14 **** ††† ¤	—
320,000	Oracle Corp., 4.30%, due 07/08/34 ††††	321,219
460,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34	570,646
606,000	Pemex Project Funding Master Trust, 6.63%, due 06/15/35	716,595
730,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.50%, due 06/15/19 144A ¤	732,181
1,175,000	Petrobras Global Finance BV, 4.38%, due 05/20/23 ‡	1,134,521
675,000	Petrobras Global Finance BV, 6.25%, due 03/17/24	720,157
400,000	Petrobras International Finance Co., 3.88%, due 01/27/16	413,420
2,175,000	Petrobras International Finance Co., 5.38%, due 01/27/21	2,277,725
992,000	Petroleos Mexicanos, 3.50%, due 01/30/23	971,168
430,000	Petroleos Mexicanos, 5.50%, due 01/21/21	484,825
2,150,000	Petroleos Mexicanos, 6.38%, due 01/23/45 144A	2,502,062
480,000	Philip Morris International, Inc., 2.90%, due 11/15/21	484,730
1,190,000	PNC Bank NA, 2.95%, due 01/30/23	1,166,862
540,000	PPL Capital Funding, Inc., 5.00%, due 03/15/44	583,520
2,091,000	Pride International, Inc., 6.88%, due 08/15/20	2,544,126
675,000	Provident Cos., Inc., 7.25%, due 03/15/28	855,961
1,000,000	Prudential Financial, Inc., 7.38%, due 06/15/19	1,239,724
1,962,143	Prudential Holdings LLC, 8.70%, due 12/18/23 144A	2,479,226
1,689,000	PSEG Power LLC, 8.63%, due 04/15/31	2,438,823
170,000	QEP Resources, Inc., 6.88%, due 03/01/21	191,675
45,000	Qwest Corp., 7.50%, due 10/01/14	45,765
500,000	Range Resources Corp., 6.75%, due 08/01/20	540,000
2,153,000	Reed Elsevier Capital, Inc., 3.13%, due 10/15/22	2,127,203
755,000	Reynolds American, Inc., Senior Note, 6.75%, due 06/15/17	867,383
410,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 7.13%, due 04/15/19	430,500
2,775,000	Rio Oil Finance Trust, 6.25%, due 07/06/24 144A	2,918,762
920,000	Rio Tinto Finance USA, Ltd., 9.00%, due 05/01/19	1,207,402
262,000	Roche Holdings, Inc., Guaranteed Note, 6.00%, due 03/01/19 144A	308,122
170,000	Rock-Tenn Co., 3.50%, due 03/01/20	175,156
90,000	Rock-Tenn Co., 4.00%, due 03/01/23	92,520
1,500,000	Rogers Communications, Inc., 6.80%, due 08/15/18	1,784,311
600,000	Royal Bank of Scotland Group Plc, 6.00%, due 12/19/23	651,086
2,550,000	Royal Bank of Scotland Group Plc, 6.13%, due 12/15/22	2,798,316
110,000	Service Corp. International, Senior Note, 7.50%, due 04/01/27	122,100
580,000	Shell International Finance BV, 4.38%, due 03/25/20	646,077
1,700,000	Simon Property Group, LP, 6.75%, due 02/01/40	2,330,858

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund (formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
570,000	SLM Corp., 3.88%, due 09/10/15	584,250
400,000	SLM Corp., 4.63%, due 09/25/17	422,500
10,000	SLM Corp., 5.00%, due 04/15/15	10,300
1,750,000	SLM Corp., 6.00%, due 01/25/17	1,907,500
475,000	SLM Corp., 6.25%, due 01/25/16	506,469
320,000	Softbank Corp., 4.50%, due 04/15/20 144A	326,400
880,000	Southern Copper Corp., 5.25%, due 11/08/42	813,434
880,000	Sprint Corp., 7.88%, due 09/15/23 144A	981,200
375,000	Sprint Nextel Corp., 6.00%, due 12/01/16	409,219
245,000	State Grid Overseas Investment 2014, Ltd., 2.75%, due 05/07/19 144A	247,271
850,000	State Street Corp., 4.96%, due 03/15/18	933,325
3,800,000	Statoil ASA, 0.68%, due 11/08/18 †	3,830,229
215,000	Target Corp., 3.50%, due 07/01/24	217,882
270,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, due 04/15/21 144A	275,400
70,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 7.75%, due 04/15/20 144A	76,825
380,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	508,516
700,000	Telecom Italia Capital SA, 7.00%, due 06/04/18	806,750
1,900,000	Telecom Italia Capital SA, 7.18%, due 06/18/19	2,204,000
825,000	Telecom Italia Capital SA, Guaranteed Senior Note, 7.72%, due 06/04/38	954,937
2,780,000	Telefonaktiebolaget LM Ericsson, 4.13%, due 05/15/22	2,894,405
260,000	Telefonos de Mexico SAB de CV, 5.50%, due 11/15/19	299,465
90,000	Tenet Healthcare Corp., 4.50%, due 04/01/21	90,900
350,000	Tenet Healthcare Corp., 6.00%, due 10/01/20	380,625
220,000	Thermo Fisher Scientific, Inc., 3.60%, due 08/15/21	228,956
520,000	Time Warner Cable, Inc., 4.13%, due 02/15/21	562,285
10,000	Time Warner Cable, Inc., 5.00%, due 02/01/20	11,220
740,000	Time Warner Cable, Inc., 5.85%, due 05/01/17	832,805
2,055,000	Time Warner Cable, Inc., 8.25%, due 04/01/19	2,606,603
1,075,000	Time Warner Cable, Inc., 8.75%, due 02/14/19	1,380,020
180,000	Time Warner Entertainment Co. LP, Senior Subordinated Note, 8.38%, due 07/15/33	264,821
260,000	Time Warner, Inc., 4.70%, due 01/15/21	288,306
200,000	Time Warner, Inc., 4.75%, due 03/29/21	222,092
50,000	Time Warner, Inc., 6.25%, due 03/29/41	60,381
3,380,000	Time Warner, Inc., 7.70%, due 05/01/32	4,706,491
130,000	Transocean, Inc., 5.05%, due 12/15/16	141,304
130,000	tw telecom holdings, Inc., 5.38%, due 10/01/22	142,675
3,087,000	Union Pacific Corp., 4.16%, due 07/15/22	3,370,242
3,600,000	United Airlines 2014-1 Class A Pass Through Trust, 4.00%, due 10/11/27 ‡	3,649,500
270,000	United Technologies Corp., 4.50%, due 06/01/42	283,930
90,000	UnitedHealth Group, Inc., 3.38%, due 11/15/21	92,550
650,000	UnitedHealth Group, Inc., 4.25%, due 03/15/43	637,828
520,000	UnitedHealth Group, Inc., Senior Note, 6.00%, due 02/15/18	600,442
1,400,000	Valero Energy Corp., 9.38%, due 03/15/19	1,839,417
2,000,000	Ventas Realty, LP/Ventas Capital Corp. REIT, 2.70%, due 04/01/20	1,993,124
1,163,000	Verizon Communications, Inc., 1.35%, due 06/09/17	1,163,445
40,000	Verizon Communications, Inc., 2.45%, due 11/01/22	37,594
350,000	Verizon Communications, Inc., 3.45%, due 03/15/21	362,231
900,000	Verizon Communications, Inc., 4.15%, due 03/15/24	941,614
110,000	Verizon Communications, Inc., 5.05%, due 03/15/34	117,772
375,000	Verizon Communications, Inc., 5.15%, due 09/15/23	420,439
50,000	Verizon Communications, Inc., 6.35%, due 04/01/19	59,192
1,230,000	Verizon Communications, Inc., 6.40%, due 09/15/33	1,511,142
7,418,000	Verizon Communications, Inc., 6.55%, due 09/15/43	9,369,320

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund (formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
31,000	Vulcan Materials Co., 6.50%, due 12/01/16	34,507
1,850,000	Vulcan Materials Co., 7.50%, due 06/15/21	2,199,187
250,000	Wachovia Bank NA, 6.00%, due 11/15/17	286,648
585,000	Wal-Mart Stores, Inc., 3.30%, due 04/22/24	592,379
1,444,000	Wal-Mart Stores, Inc., 6.50%, due 08/15/37	1,925,740
130,000	WellPoint, Inc., 1.25%, due 09/10/15	131,031
30,000	WellPoint, Inc., 3.70%, due 08/15/21	31,331
425,000	WellPoint, Inc., 4.35%, due 08/15/20	464,434
710,000	WellPoint, Inc., 5.10%, due 01/15/44	776,178
730,000	WellPoint, Inc., 5.88%, due 06/15/17	819,868
1,246,000	WellPoint, Inc., 7.00%, due 02/15/19	1,504,577
190,000	Wells Fargo & Co., 1.50%, due 01/16/18	189,839
250,000	Wells Fargo & Co., 3.45%, due 02/13/23	249,237
420,000	Wells Fargo & Co., 3.68%, due 06/15/16 ††	443,437
1,308,000	Wells Fargo & Co., 4.48%, due 01/16/24	1,388,136
90,000	Wells Fargo & Co., 4.60%, due 04/01/21	100,294
1,000,000	Weyerhaeuser Co., 7.38%, due 10/01/19	1,232,765
925,000	Williams Partners, LP, 4.90%, due 01/15/45	925,732
290,000	Williams Partners, LP/Williams Partners Finance Corp., Senior Note, 7.25%, due 02/01/17	331,650
80,000	WM Wrigley Jr Co., 2.40%, due 10/21/18 144A	81,338
320,000	WM Wrigley Jr Co., 2.90%, due 10/21/19 144A	328,521
90,000	WM Wrigley Jr Co., 3.38%, due 10/21/20 144A	93,313
500,000	Xerox Corp., 2.75%, due 03/15/19 ‡	509,860
500,000	Xerox Corp., 4.50%, due 05/15/21	541,018
600,000	Xerox Corp., 5.63%, due 12/15/19	689,582
2,500,000	Xerox Corp., 6.35%, due 05/15/18	2,907,517
520,000	Xstrata Finance Canada, Ltd., 2.05%, due 10/23/15 144A	526,060
470,000	Xstrata Finance Canada, Ltd., 2.70%, due 10/25/17 144A	482,819
100,000	Xstrata Finance Canada, Ltd., 5.80%, due 11/15/16 144A	110,096

		331,498,934

	Mortgage Backed Securities - Private Issuers — 9.3%
136,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-1, Class AM, 5.42%, due 09/10/45 †	144,587
704,356	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A3, 0.85%, due 01/25/35 †	691,704
3,330,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4, 5.90%, due 09/11/38 †	3,587,354
320,000	Citigroup Commercial Mortgage Trust, Inc., Series 2012-GC8, Class A4, 3.02%, due 09/10/45	320,772
1,000,000	Citigroup Commercial Mortgage Trust, Inc., Series 2013-GC17, Class A2, 2.96%, due 11/10/46	1,040,904
2,630,000	Citigroup Commercial Mortgage Trust, Inc., Series 2014-GC21, Class A4, 3.58%, due 05/10/47	2,692,660
27,500,000	Citigroup Commercial Mortgage Trust, Inc., Series 2014-GC21, Class XB, 0.49%, due 05/10/47 †	1,000,533
80,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A3, 2.82%, due 10/15/45	78,966
300,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A2, 2.37%, due 06/10/46	306,209
100,000	Commercial Mortgage Pass Through Certificates, Series 2013-LC6, Class A3, 2.67%, due 01/10/46	96,721
1,800,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR17, Class A4, 3.70%, due 05/10/47	1,866,766

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund (formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
53,000,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR17, Class XB, 0.28%, due 05/10/47 † 144A	1,053,030
1,000,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR18, Class A4, 3.55%, due 07/15/47	1,009,956
2,150,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A2, 2.82%, due 03/10/47	2,221,005
6,253,220	FHLMC, Series 4274, Class KC, 2.50%, due 02/15/36	6,413,500
3,721,655	FHLMC, Series 4332, Class PE, 3.50%, due 12/15/43	3,913,872
28,555,595	FHLMC Multifamily Structured Pass Through Certificates, Series K025, Class X1, 1.03%, due 10/25/22 †	1,711,808
3,600,000	FHLMC Multifamily Structured Pass Through Certificates, Series K502, Class A2, 1.43%, due 08/25/17	3,632,841
5,370,000	FNMA-ACES, Series 2014-M1, Class ASQ2, 2.32%, due 11/25/18 †	5,516,982
1,200,000	FNMA-ACES, Series 2014-M4, Class A2, 3.35%, due 03/25/24 †	1,247,763
900,000	FNMA-ACES, Series 2014-M4, Class AB2, 3.21%, due 03/25/24	913,154
3,700,000	FNMA-ACES, Series 2014-M4, Class ASQ2, 1.27%, due 01/25/17	3,736,108
290,000	Fremont Home Loan Trust, Series 2004-B, Class M1, 1.02%, due 05/25/34 †	269,467
5,555,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5, 5.22%, due 04/10/37 †	5,758,252
4,900,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.74%, due 12/10/49	5,453,903
1,800,000	GS Mortgage Securities Corp. II, Series 2013-GC12, Class A3, 2.86%, due 06/10/46	1,757,471
3,300,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.99%, due 06/15/49 †	3,634,008
5,400,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A5, 2.84%, due 12/15/47	5,324,943
290,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, 5.34%, due 05/15/47	314,902
1,895,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C12, Class A5, 3.66%, due 07/15/45	1,973,787
1,725,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-C19, Class A3, 3.67%, due 04/15/47	1,815,927
1,694,523	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A1A, 5.39%, due 02/15/40	1,859,348
300,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70%, due 09/12/49	333,572
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, due 02/15/46	98,933
3,459,463	Morgan Stanley Capital I, Inc., Series 2005-HQ7, Class A4, 5.38%, due 11/14/42 †	3,589,331
298,000	Morgan Stanley Capital I, Inc., Series 2007-HQ11, Class A4, 5.45%, due 02/12/44 †	325,669
284,113	Morgan Stanley Capital I, Inc., Series 2007-IQ15, Class A4, 6.11%, due 06/11/49 †	314,881
288,223	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, 2.50%, due 05/25/35 †	295,082
3,428,318	Small Business Administration Participation Certificates, Series 2013-20L, Class 1, 3.38%, due 12/01/33	3,538,397
2,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.18%, due 07/15/42 †	2,088,141
3,286,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.68%, due 05/15/46	3,640,694
51,605	WaMu Mortgage Pass Through Certificates, Series 2003-AR9, Class 1A7, 2.42%, due 09/25/33 †	52,825

		85,636,728

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund (formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — 22.8%
835,976	FHLMC, Pool # Q17792, 3.50%, due 05/01/43	861,087
2,074,227	FHLMC, Pool # 849096, 3.62%, due 10/01/41 †	2,169,293
4,578,616	FHLMC, Pool # J13193, 4.00%, due 10/01/25	4,908,108
1,278,093	FHLMC, Pool # G14919, 4.00%, due 06/01/26	1,367,731
133,065	FHLMC, Pool # G14350, 4.00%, due 12/01/26	142,485
978,498	FHLMC, Pool # G14678, 4.00%, due 12/01/26	1,049,026
3,722,034	FHLMC, Pool # C91402, 4.00%, due 10/01/31	3,999,351
1,484,640	FHLMC, Pool # G06231, 4.00%, due 12/01/40	1,575,405
990,361	FHLMC, Pool # A96970, 4.00%, due 02/01/41	1,050,908
8,493,408	FHLMC, Pool # Q04020, 4.00%, due 10/01/41	9,012,661
4,928,096	FHLMC, Pool # G05535, 4.50%, due 07/01/39	5,339,142
1,971,234	FHLMC, Pool # A89870, 4.50%, due 11/01/39	2,134,939
2,216,731	FHLMC, Pool # Q02552, 4.50%, due 08/01/41	2,402,342
303,846	FHLMC, Pool # G07515, 4.50%, due 09/01/41	329,146
1,406,360	FHLMC, Pool # G08568, 4.50%, due 01/01/44	1,525,121
1,142,941	FHLMC, Pool # G08574, 4.50%, due 02/01/44	1,239,269
2,057,047	FHLMC, Pool # G07021, 5.00%, due 09/01/39	2,276,752
1,085,781	FHLMC, Pool # 1Q0481, 5.03%, due 02/01/38 †	1,142,629
528,938	FHLMC, Pool # G01749, 5.50%, due 01/01/35	594,416
673,975	FHLMC, Pool # G04587, 5.50%, due 08/01/38	751,358
750,726	FHLMC, Pool # G05979, 5.50%, due 10/01/38	844,357
510,949	FHLMC, Pool # G06875, 5.50%, due 12/01/38	573,199
312,972	FHLMC, Pool # G06020, 5.50%, due 12/01/39	348,907
226,605	FHLMC, Pool # G06945, 5.50%, due 02/01/40	252,623
1,729,899	FHLMC, Pool # 782735, 5.68%, due 09/01/36 †	1,852,528
26,330	FHLMC, Pool # H09061, 6.00%, due 06/01/37	28,826
894,175	FHLMC, Pool # G03265, 6.00%, due 08/01/37	1,003,721
379,850	FHLMC, Pool # G03362, 6.00%, due 09/01/37	426,385
491,255	FHLMC, Pool # G08271, 6.00%, due 05/01/38	551,439
1,070,196	FHLMC, Pool # G06409, 6.00%, due 11/01/39	1,202,643
315,614	FHLMC, Pool # G06832, 6.00%, due 03/01/40	354,567
2,544,322	FHLMC, Series 3556, Class ZL, 5.50%, due 07/15/38	2,768,894
5,893,887	FHLMC, Series 4283, Class EW, 6.46%, due 12/15/43 †	6,538,610
37,015,477	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K006, Class AX1, 1.20%, due 01/25/20 †	1,757,513
27,935,258	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K007, Class X1, 1.36%, due 04/25/20 †	1,445,957
314,977	FHLMC Reference REMIC, Series R007, Class ZA, 6.00%, due 05/15/36	351,965
1,500,000	FHLMC TBA, 3.50%, due 04/01/42	1,542,305
2,500,000	FHLMC TBA, 4.00%, due 09/01/41	2,649,219
1,985,789	FNMA, Pool # AJ9278, 3.50%, due 12/01/41	2,047,939
2,922,727	FNMA, Pool # AL1895, 3.50%, due 06/01/42	3,015,042
2,554,396	FNMA, Pool # AE4096, 4.00%, due 09/01/30	2,745,794
2,134,213	FNMA, Pool # MA0587, 4.00%, due 12/01/30	2,296,608
1,489,664	FNMA, Pool # 932807, 4.00%, due 09/01/40	1,583,630
2,942,483	FNMA, Pool # AH4404, 4.00%, due 01/01/41	3,128,091
500,000	FNMA, Pool # AO4109, 4.00%, due 06/01/42	531,539
562,418	FNMA, Pool # AB9383, 4.00%, due 05/01/43	598,827
5,302,520	FNMA, Pool # AD0244, 4.50%, due 10/01/24	5,685,433
1,592,266	FNMA, Pool # AL4147, 4.50%, due 01/01/25	1,717,713
342,672	FNMA, Pool # MA0634, 4.50%, due 01/01/31	375,016
1,514,676	FNMA, Pool # AL4549, 4.50%, due 01/01/32	1,657,217
3,222,952	FNMA, Pool # 310098, 4.50%, due 06/01/36	3,492,900
1,999,992	FNMA, Pool # AD9153, 4.50%, due 08/01/40	2,168,222
2,237,002	FNMA, Pool # AL0215, 4.50%, due 04/01/41	2,428,231

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund (formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
3,428,665	FNMA, Pool # MA1860, 4.50%, due 04/01/44	3,719,438
3,368,726	FNMA, Pool # AL2439, 5.00%, due 06/01/26	3,641,132
1,866,790	FNMA, Pool # 725027, 5.00%, due 11/01/33	2,084,830
6,401,804	FNMA, Pool # 735925, 5.00%, due 10/01/35	7,124,476
1,678,819	FNMA, Pool # 745148, 5.00%, due 01/01/36	1,867,923
1,419,039	FNMA, Pool # 995245, 5.00%, due 01/01/39	1,577,061
538,161	FNMA, Pool # AI1892, 5.00%, due 05/01/41	603,705
378,818	FNMA, Pool # AE0011, 5.50%, due 09/01/23	414,248
1,448,054	FNMA, Pool # 995253, 5.50%, due 12/01/23	1,581,202
1,936,288	FNMA, Pool # AL0278, 5.50%, due 01/01/25	2,123,438
12,424	FNMA, Pool # 254548, 5.50%, due 12/01/32	13,972
1,189,118	FNMA, Pool # 704235, 5.50%, due 05/01/33	1,335,037
132,854	FNMA, Pool # 555591, 5.50%, due 07/01/33	149,412
1,712,619	FNMA, Pool # 725221, 5.50%, due 01/01/34	1,926,298
80,914	FNMA, Pool # 735224, 5.50%, due 02/01/35	90,959
169,600	FNMA, Pool # 990906, 5.50%, due 10/01/35	190,320
882,300	FNMA, Pool # 849077, 5.50%, due 01/01/36	990,818
1,292,476	FNMA, Pool # AL0144, 5.57%, due 11/01/37 †	1,389,455
1,260,170	FNMA, Pool # 745506, 5.66%, due 02/01/16	1,332,735
245,117	FNMA, Pool # 256517, 6.00%, due 12/01/26	276,679
235,930	FNMA, Pool # 256962, 6.00%, due 11/01/27	266,732
2,600,120	FNMA, Pool # 725162, 6.00%, due 02/01/34	2,948,318
1,724,517	FNMA, Pool # AD0218, 6.00%, due 09/01/36	1,962,984
71,813	FNMA, Pool # 888736, 6.00%, due 10/01/37	78,757
150,770	FNMA, Pool # 955166, 6.00%, due 11/01/37	164,983
834,327	FNMA, Pool # AL0406, 6.00%, due 06/01/38	915,733
253,900	FNMA, Pool # AL0852, 6.00%, due 06/01/38	278,660
595,010	FNMA, Pool # AL0901, 6.00%, due 07/01/38	652,301
225,618	FNMA, Pool # AE0028, 6.00%, due 10/01/39	254,702
1,125,959	FNMA, Pool # AE0469, 6.00%, due 12/01/39	1,268,789
216,408	FNMA, Pool # AE0616, 6.00%, due 03/01/40	243,605
1,033,171	FNMA, Pool # 256421, 6.50%, due 09/01/36	1,128,708
671,476	FNMA, Pool # AL0778, 6.50%, due 01/01/49	738,175
1,739,736	FNMA, Pool # 888369, 7.00%, due 03/01/37	1,939,051
2,183,181	FNMA, Series 2007-50, Class DZ, 5.50%, due 06/25/37	2,361,704
1,735,892	FNMA, Series 2007-63, Class VZ, 5.50%, due 07/25/37	1,871,712
3,625,813	FNMA, Series 2007-70, Class Z, 5.50%, due 07/25/37	3,918,841
1,178,949	FNMA, Series 2011-59, Class NZ, 5.50%, due 07/25/41	1,360,915
1,813,154	FNMA, Series 2012-134, Class FD, 0.50%, due 12/25/42 †	1,804,075
177,355	FNMA, Series 2012-28, Class B, 6.50%, due 06/25/39	199,105
86,580	FNMA Grantor Trust, Series 2004-T1, Class 1A2, 6.50%, due 01/25/44	98,998
1,035,850	FNMA REMIC Trust 2007-W1, Series 2007-W10, Class 2A, 6.29%, due 08/25/47 †	1,171,826
1,500,000	FNMA TBA, 2.50%, due 09/01/27	1,524,140
1,000,000	FNMA TBA, 3.00%, due 07/01/27	1,039,063
6,500,000	FNMA TBA, 3.00%, due 09/01/42	6,407,073
2,000,000	FNMA TBA, 3.50%, due 08/01/26	2,120,313
4,500,000	FNMA TBA, 3.50%, due 04/01/42	4,633,594
3,000,000	FNMA TBA, 4.50%, due 02/01/40	3,249,844
500,000	FNMA TBA, 5.00%, due 04/01/37	555,313
4,500,000	FNMA TBA, 5.50%, due 11/01/34	5,038,746
2,457,281	FNMA Trust, Series 2004-W1, Class 2A2, 7.00%, due 12/25/33	2,852,879
123,265	FNMA Trust, Series 2004-W9, Class 2A1, 6.50%, due 02/25/44	140,156
1,268,047	GNMA, Pool # 004833, 4.00%, due 10/20/40	1,360,910
1,038,918	GNMA, Pool # 004977, 4.00%, due 03/20/41	1,114,822
1,193,870	GNMA, Pool # 004636, 4.50%, due 02/20/40	1,308,487

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund (formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
227,987	GNMA, Pool # 004678, 4.50%, due 04/20/40	249,792
3,063,476	GNMA, Pool # 004978, 4.50%, due 03/20/41	3,356,379
1,000,000	GNMA TBA, 3.50%, due 01/01/42	1,040,234
4,000,000	GNMA TBA, 3.50%, due 12/01/42	4,167,813
2,000,000	GNMA TBA, 4.00%, due 03/01/42	2,135,000
2,000,000	GNMA TBA, 4.00%, due 03/01/42	2,140,937
5,147,355	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4, 4.92%, due 10/15/42 †	5,345,479

		209,679,815

	Municipal Obligations — 2.6%
300,000	California Bay Area Toll Authority, 6.26%, due 04/01/49	404,397
490,000	District of Columbia Water & Sewer Authority, 5.52%, due 10/01/44	588,500
1,565,000	Los Angeles Unified School District, 5.75%, due 07/01/34	1,905,387
1,235,000	Los Angeles Unified School District, 6.76%, due 07/01/34	1,655,320
925,000	New Jersey State Turnpike Authority, 7.10%, due 01/01/41	1,296,674
300,000	New Jersey State Turnpike Authority, 7.41%, due 01/01/40	432,855
1,300,000	New York City Transitional Finance Authority, 4.91%, due 11/01/24	1,492,959
1,300,000	New York City Transitional Finance Authority, 5.08%, due 11/01/25	1,504,035
3,400,000	State of California General Obligation, 7.30%, due 10/01/39	4,841,838
335,000	State of California General Obligation, 7.50%, due 04/01/34	477,208
1,000,000	State of California General Obligation, 7.55%, due 04/01/39	1,504,320
350,000	State of California General Obligation, 7.60%, due 11/01/40	529,512
350,000	State of California General Obligation, 7.63%, due 03/01/40	516,684
1,050,000	State of Illinois General Obligation, 4.96%, due 03/01/16	1,118,712
1,600,000	State of Illinois General Obligation, 5.37%, due 03/01/17	1,755,408
2,325,000	State of Illinois General Obligation, 5.67%, due 03/01/18	2,604,209
1,000,000	State of Kentucky Property & Building Commission, 4.30%, due 11/01/19	1,095,400

		23,723,418

	Sovereign Debt Obligations — 0.6%
680,000	Colombia Government International Bond, 5.63%, due 02/26/44	765,000
912,000	Hungary Government International Bond, 5.75%, due 11/22/23	1,010,040
720,000	Indonesia Government International Bond, 5.88%, due 01/15/24 144A	796,500
140,000	Mexico Government International Bond, 4.75%, due 03/08/44	143,500
600,000	Mexico Government International Bond, 5.55%, due 01/21/45	684,000
760,350	Russian Foreign - Eurobond, REG S, 7.50%, due 03/31/30 †† ‡‡‡	882,113
1,500,000	Spain Government International Bond, 4.00%, due 03/06/18 144A	1,608,960

		5,890,113

	U.S. Government and Agency Obligations — 15.9%
6,333,492	FHLMC, 2.38%, due 06/01/37 †	6,761,312
1,080,000	FHLMC, 3.00%, due 10/01/28	1,121,149
995,145	FHLMC, 3.00%, due 06/01/29	1,033,062
2,477,000	FHLMC, 3.11%, due 06/01/44 †	2,576,267
500,000	FHLMC TBA, 3.00%, due 08/01/42	493,398
2,101,807	FNMA, 1.92%, due 09/01/35 †	2,216,894
3,361,024	FNMA, 1.92%, due 07/01/35 †	3,579,457
6,381,535	FNMA, 2.34%, due 12/01/40 †	6,773,166
1,114,867	FNMA, 2.50%, due 06/01/27	1,134,401
72,301	FNMA, 2.52%, due 09/01/35 †	77,328
1,951,129	FNMA, 3.00%, due 01/01/43	1,930,372
1,471,403	FNMA, 3.00%, due 03/01/43	1,455,749

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund (formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Par Value ($)	Description	Value ($)
	U.S. Government and Agency Obligations — continued
2,300,000	FNMA, 4.14%, due 10/09/19 ‡‡	2,023,795
1,235,000	FNMA, 6.63%, due 11/15/30	1,756,797
2,000,000	GNMA TBA, 3.00%, due 10/01/42	2,019,375
190,000	Tennessee Valley Authority, 5.25%, due 09/15/39	231,439
765,000	U.S. Treasury Bond, 3.38%, due 05/15/44	770,259
10,223,000	U.S. Treasury Bond, 3.63%, due 08/15/43	10,800,436
1,965,000	U.S. Treasury Bond, 3.63%, due 02/15/44	2,073,997
6,726,000	U.S. Treasury Bond, 4.50%, due 02/15/36	8,171,565
15,750,000	U.S. Treasury Note, 0.63%, due 10/15/16	15,767,845
21,140,000	U.S. Treasury Note, 1.00%, due 06/30/19	20,491,763
19,123,000	U.S. Treasury Note, 1.38%, due 07/31/18	19,149,887
7,000,000	U.S. Treasury Note, 1.50%, due 07/31/16	7,146,286
2,925,000	U.S. Treasury Note, 1.50%, due 02/28/19	2,920,431
7,075,000	U.S. Treasury Note, 1.50%, due 05/31/19	7,039,901
3,245,000	U.S. Treasury Note, 1.63%, due 04/30/19	3,251,464
1,449,000	U.S. Treasury Note, 1.75%, due 05/15/23	1,372,702
580,000	U.S. Treasury Note, 2.00%, due 05/31/21	575,718
6,870,000	U.S. Treasury Note, 2.25%, due 04/30/21	6,938,164
3,663,000	U.S. Treasury Note, 2.50%, due 05/15/24	3,658,136
1,060,000	U.S. Treasury STRIPS, 6.89%, due 11/15/43 ‡‡	381,293

		145,693,808

	TOTAL DEBT OBLIGATIONS (COST $881,022,541)	902,470,003

Shares	Description	Value ($)
	PREFERRED STOCK — 0.3%
	Diversified Financial Services — 0.3%
91,800	Citigroup Capital XIII, 7.88% † ‡	2,542,860

	TOTAL PREFERRED STOCK (COST $2,467,218)	2,542,860

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 6.4%
	Bank Deposit — 6.1%
56,024,882	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/14	56,024,882

	TOTAL BANK DEPOSITS (COST $56,024,882)	56,024,882

	Securities Lending Collateral — 0.3%
2,556,506	State Street Navigator Securities Lending Prime Portfolio ***	2,556,506

	TOTAL SECURITIES LENDING COLLATERAL (COST $2,556,506)	2,556,506

	TOTAL SHORT-TERM INVESTMENTS (COST $58,581,388)	58,581,388

	TOTAL INVESTMENTS — 104.9% (COST $942,071,147)	963,594,251
	Other Assets and Liabilities (net) — (4.9)%	(45,370,494)

	NET ASSETS — 100.0%	$918,223,757

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund (formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Notes to Schedule of Investments:

ACES – Alternative Credit Enhancement Securities

CLO – Collateralized Loan Obligation

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

IO – Interest Only

MTN – Medium Term Note

PIK – Payment In Kind

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

TBA – To Be Announced

¤	Illiquid security. The total market value of the securities at period end is $732,181 which represents 0.1% of net assets. The aggregate tax cost of these securities held at June 30, 2014 was $1,291,679.
***	Represents an investment of securities lending cash collateral.
****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2014 was $561,882.
†	Floating rate note. Rate shown is as of June 30, 2014.
††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.
†††	Security is currently in default.
††††	When-issued security
‡	All or a portion of this security is out on loan.
‡‡	Interest rate presented is yield to maturity.
‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $85,756,404 which represents 9.3% of net assets.

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund (formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
118	U.S. Treasury Note 2 Yr.	September 2014	$25,912,063	$21,134
103	U.S. Treasury Note 5 Yr.	September 2014	12,304,477	47,360
30	U.S. Treasury Note 10 Yr.	September 2014	3,755,156	50

				$68,544

Sales
44	U.S. Long Bond	September 2014	$6,036,250	$(43,650)
30	U.S. Ultra Bond	September 2014	4,498,125	(8,832)

				$(52,482)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Receive	3-Month USD LIBOR	1.63%	11/30/18	JPMorgan Chase N.A.	$12,455,000	$3,341
Receive	3-Month USD LIBOR	2.38%	05/15/21	JPMorgan Chase N.A.	8,100,000	(33,492)

						$(30,151)

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund (formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	98.3
Preferred Stocks	0.3
Futures Contracts	0.0
Swaps	0.0
Short-Term Investments	6.4
Other Assets and Liabilities (net)	(5.0)

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Par Value**		Description	Value ($)
		DEBT OBLIGATIONS — 92.7%
		Corporate Debt — 45.3%
600,000		24 Hour Holdings III LLC, 8.00%, due 06/01/22 144A	600,000
1,100,000		Alcatel-Lucent USA, Inc., 6.75%, due 11/15/20 144A	1,177,000
900,000		Alere, Inc., 6.50%, due 06/15/20	949,500
200,000		Alere, Inc., 7.25%, due 07/01/18	219,000
1,200,000		Ally Financial, Inc., 7.50%, due 09/15/20	1,450,500
1,400,000		ArcelorMittal, 6.00%, due 03/01/21	1,520,750
600,000		ArcelorMittal, 6.13%, due 06/01/18	660,000
100,000	EUR	Ardagh Packaging Finance Plc, 7.38%, due 10/15/17 144A	144,445
800,000	EUR	Ardagh Packaging Finance Plc, 9.25%, due 10/15/20 144A	1,196,637
200,000		Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.00%, due 06/30/21 †††† 144A	200,750
1,000,000	EUR	Avis Budget Finance Plc, 6.00%, due 03/01/21 144A	1,464,306
600,000		Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., 6.00%, due 10/15/21	639,000
1,000,000	EUR	Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 5.75%, due 02/01/21 144A	1,471,864
1,500,000		Bank of America Corp., Series M, 8.13%, due 12/29/49 †	1,695,597
500,000		Barminco Finance Pty, Ltd., 9.00%, due 06/01/18 144A	493,750
242,000		Big Heart Pet Brands, 7.63%, due 02/15/19	252,491
500,000		Blackboard, Inc., 7.75%, due 11/15/19 144A	525,000
800,000		BMC Software Finance, Inc., 8.13%, due 07/15/21 144A	827,000
1,000,000		BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, due 04/15/22	1,087,500
500,000		Caesars Entertainment Operating Co., Inc., 9.00%, due 02/15/20	420,625
600,000		Caesars Entertainment Operating Co., Inc., 11.25%, due 06/01/17	552,000
1,200,000		Calpine Corp., 6.00%, due 01/15/22 144A	1,299,000
267,000		Calpine Corp., 7.50%, due 02/15/21 144A	290,029
1,500,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, due 09/30/22	1,528,125
200,000	EUR	Cegedim SA, 6.75%, due 04/01/20 144A	299,647
1,200,000		Cemex Finance LLC, 9.38%, due 10/12/22 144A	1,417,500
200,000		Cemex SAB de CV, 9.00%, due 01/11/18 144A	216,000
1,600,000		CenturyLink, Inc., 6.75%, due 12/01/23	1,756,000
400,000	EUR	CeramTec Group GmbH, 8.25%, due 08/15/21 144A	606,534
1,100,000		CGG, 6.50%, due 06/01/21	1,097,250
200,000	EUR	CGG SA, 5.88%, due 05/15/20 144A	290,944
810,000		CHC Helicopter SA, 9.25%, due 10/15/20	886,950
500,000		CHC Helicopter SA, 9.38%, due 06/01/21	536,250
300,000		Chesapeake Energy Corp., 4.88%, due 04/15/22	310,875
1,500,000		Chesapeake Energy Corp., 6.13%, due 02/15/21	1,687,500
150,000		CHS/Community Health Systems, Inc., 5.13%, due 08/15/18	157,688
1,400,000		CHS/Community Health Systems, Inc., 6.88%, due 02/01/22 144A	1,491,000
200,000		CHS/Community Health Systems, Inc., 7.13%, due 07/15/20	216,750
1,500,000		CIT Group, Inc., 5.00%, due 08/01/23	1,539,375
500,000		CIT Group, Inc., 5.50%, due 02/15/19 144A	543,437
1,400,000		Citigroup, Inc., 6.30%, due 12/29/49 †	1,432,361
1,000,000		Clear Channel Communications, Inc., 9.00%, due 03/01/21	1,073,750
800,000		Clear Channel Worldwide Holdings, Inc., 7.63%, due 03/15/20	867,000
200,000		CONSOL Energy, Inc., 5.88%, due 04/15/22 144A	210,000
500,000		CONSOL Energy, Inc., 6.38%, due 03/01/21	533,750
600,000		CONSOL Energy, Inc., 8.25%, due 04/01/20	652,500
700,000	EUR	Constellium NV, 4.63%, due 05/15/21 144A	1,000,335
1,400,000		CSC Holdings LLC, 6.75%, due 11/15/21	1,545,250
500,000		DaVita HealthCare Partners, Inc., 5.13%, due 07/15/24	504,063
400,000	EUR	Deutsche Raststaetten Gruppe IV GmbH, 6.75%, due 12/30/20 144A	591,473
300,000		Digicel Group, Ltd., 7.13%, due 04/01/22 144A	313,500
200,000		Digicel Group, Ltd., 8.25%, due 09/30/20 144A	219,000

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Par Value**		Description	Value ($)
500,000		Digicel, Ltd., 6.00%, due 04/15/21 144A	517,500
500,000		DISH DBS Corp., 5.00%, due 03/15/23	510,625
800,000		DISH DBS Corp., 5.13%, due 05/01/20	843,000
600,000		Dole Food Co., Inc., 7.25%, due 05/01/19 144A	608,250
500,000		Drill Rigs Holdings, Inc., 6.50%, due 10/01/17 144A	513,750
700,000		E*TRADE Financial Corp., 6.38%, due 11/15/19	761,250
300,000		eAccess, Ltd., 8.25%, due 04/01/18 144A	325,500
300,000		Eagle Rock Energy Partners, LP/Eagle Rock Energy Finance Corp., 8.38%, due 06/01/19	325,500
300,000	EUR	Edcon Pty, Ltd., 9.50%, due 03/01/18 144A	416,988
600,000	EUR	Edcon Pty, Ltd., 9.50%, due 03/01/18 144A	835,866
1,000,000		Eldorado Gold Corp., 6.13%, due 12/15/20 144A	1,015,000
2,000,000		Energy Transfer Equity, LP, 7.50%, due 10/15/20	2,320,000
800,000		Energy XXI Gulf Coast, Inc., 6.88%, due 03/15/24 144A	818,000
300,000		Energy XXI Gulf Coast, Inc., 7.50%, due 12/15/21	322,500
300,000		EnQuest Plc, 7.00%, due 04/15/22 144A	310,313
250,000		EPL Oil & Gas, Inc., 8.25%, due 02/15/18	268,750
400,000		Equinix, Inc., 4.88%, due 04/01/20	412,000
800,000		Equinix, Inc., 5.38%, due 04/01/23	822,000
400,000	EUR	Financiere Gaillon 8 SAS, 7.00%, due 09/30/19 144A	556,560
700,000	EUR	Financiere Quick SAS, 7.83%, due 10/15/19 † 144A	970,385
400,000	EUR	Findus Bondco SA, 9.13%, due 07/01/18 144A	598,319
1,500,000		First Data Corp., 8.25%, due 01/15/21 144A	1,650,000
500,000		First Data Corp., 11.25%, due 01/15/21	585,000
500,000		First Quantum Minerals, Ltd., 6.75%, due 02/15/20 144A	517,500
1,500,000		First Quantum Minerals, Ltd., 7.00%, due 02/15/21 144A	1,550,625
300,000		Florida East Coast Holdings Corp., 6.75%, due 05/01/19 144A	317,625
200,000		Florida East Coast Holdings Corp., 9.75%, due 05/01/20 144A	212,250
1,400,000		FMG Resources August 2006 Pty, Ltd., 6.88%, due 04/01/22 144A	1,506,750
500,000		FMG Resources August 2006 Pty, Ltd., 8.25%, due 11/01/19 144A	546,250
1,300,000		Frontier Communications Co., Senior Note, 7.88%, due 01/15/27	1,350,375
200,000		Frontier Communications Corp., 7.63%, due 04/15/24	216,250
400,000	EUR	Galapagos Holding SA, 7.00%, due 06/15/22 144A	558,613
200,000	EUR	Galapagos SA, 5.38%, due 06/15/21 144A	278,967
1,000,000		Gannett Co., Inc., 5.13%, due 07/15/20 144A	1,031,250
400,000		Gannett Co., Inc., 6.38%, due 10/15/23 144A	428,000
700,000		Goodrich Petroleum Corp., 8.88%, due 03/15/19	749,000
1,200,000		Goodyear Tire & Rubber Co. (The), 6.50%, due 03/01/21	1,308,000
400,000		Grifols Worldwide Operations, Ltd., 5.25%, due 04/01/22 144A	416,000
900,000		Halcon Resources Corp., 8.88%, due 05/15/21	972,000
600,000		HCA, Inc., 5.00%, due 03/15/24	609,792
1,500,000		HCA, Inc., 5.88%, due 05/01/23	1,573,125
500,000		HCA, Inc., 6.50%, due 02/15/20	563,750
600,000		Hertz Corp. (The), 6.25%, due 10/15/22	638,250
700,000		Hertz Corp. (The), 6.75%, due 04/15/19	745,500
100,000		Ineos Finance Plc, 7.50%, due 05/01/20 144A	109,250
700,000	EUR	INEOS Group Holdings SA, 5.75%, due 02/15/19 144A	991,949
400,000	GBP	Infinis Plc, 7.00%, due 02/15/19 144A	738,655
2,000,000		Intelsat Jackson Holdings SA, 5.50%, due 08/01/23	1,997,500
900,000		InterGen NV, 7.00%, due 06/30/23 144A	933,750
100,000		JBS USA LLC/JBS USA Finance, Inc., 5.88%, due 07/15/24 144A	100,000
1,000,000		JBS USA LLC/JBS USA Finance, Inc., 7.25%, due 06/01/21 144A	1,077,500
200,000		JBS USA LLC/JBS USA Finance, Inc., 8.25%, due 02/01/20 144A	218,000
200,000		JPMorgan Chase & Co., 5.00%, due 12/29/49 †	200,319
1,200,000		JPMorgan Chase & Co., 6.00%, due 12/29/49 †	1,230,000
300,000		KB Home, 4.75%, due 05/15/19	303,000
1,200,000		KB Home, 7.50%, due 09/15/22	1,338,000
300,000		Kinder Morgan Finance Co. LLC, 6.00%, due 01/15/18 144A	329,250
100,000		Kinder Morgan, Inc., 5.00%, due 02/15/21 144A	104,250

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Par Value**		Description	Value ($)
1,700,000		Kinder Morgan, Inc., 5.63%, due 11/15/23 144A	1,755,250
200,000	EUR	Labeyrie Fine Foods SAS, 5.63%, due 03/15/21 144A	289,575
750,000		Landry’s, Inc., 9.38%, due 05/01/20 144A	828,750
1,500,000		Linn Energy LLC/Linn Energy Finance Corp., 6.25%, due 11/01/19	1,578,750
700,000		Martin Midstream Partners, LP/Martin Midstream Finance Corp., 7.25%, due 02/15/21	745,500
300,000		Memorial Resource Development Corp., 5.88%, due 07/01/22 †††† 144A	303,750
1,200,000		MGM Resorts International, 6.75%, due 10/01/20	1,342,500
600,000		Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 9.25%, due 06/01/21	661,500
1,200,000		Millicom International Cellular SA, 6.63%, due 10/15/21 144A	1,296,000
500,000	EUR	Mobile Challenger Intermediate Group SA, 8.75%, due 03/15/19 144A	705,112
500,000		Murray Energy Corp., 8.63%, due 06/15/21 144A	543,750
800,000		Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 5.88%, due 03/15/22 144A	858,000
450,000	GBP	New Look Bondco I Plc, 8.75%, due 05/14/18 144A	825,216
200,000		NGL Energy Partners LP/NGL Energy Finance Corp., 5.13%, due 07/15/19 †††† 144A	201,500
300,000		Novelis, Inc., 8.75%, due 12/15/20	334,500
700,000		Ocean Rig UDW, Inc., 7.25%, due 04/01/19 144A	694,750
800,000		Offshore Group Investment, Ltd., 7.13%, due 04/01/23	816,000
400,000		Offshore Group Investment, Ltd., 7.50%, due 11/01/19	425,000
1,000,000		Olin Corp., 5.50%, due 08/15/22	1,065,000
500,000		Peabody Energy Corp., 6.00%, due 11/15/18	523,750
1,300,000		Peabody Energy Corp., 6.25%, due 11/15/21	1,301,625
200,000		Penn Virginia Resource Partners, LP/Penn Virginia Resource Finance Corp. II, 6.50%, due 05/15/21	219,000
79,000		Penn Virginia Resource Partners, LP/Penn Virginia Resource Finance Corp. II, 8.38%, due 06/01/20	89,764
6,000,000	MXN	Petroleos Mexicanos, Reg S, 7.19%, due 09/12/24 ‡‡‡	471,362
100,000	EUR	Play Finance 1 SA, 6.50%, due 08/01/19 144A	147,526
300,000	EUR	Play Finance 2 SA, 5.25%, due 02/01/19 144A	431,570
300,000		Polymer Group, Inc., 6.88%, due 06/01/19 144A	306,000
100,000		Post Holdings, Inc., 6.00%, due 12/15/22 144A	102,125
800,000		Post Holdings, Inc., 6.75%, due 12/01/21 144A	852,000
200,000		Post Holdings, Inc., 7.38%, due 02/15/22 144A	216,750
200,000	GBP	Premier Foods Plc, 6.50%, due 03/15/21 144A	346,244
600,000		QR Energy, LP/QRE Finance Corp., 9.25%, due 08/01/20	658,500
800,000		Quicksilver Resources, Inc., 7.00%, due 06/21/19 † 144A	784,000
200,000		Radio One, Inc., 9.25%, due 02/15/20 144A	217,500
1,000,000	EUR	Rain CII Carbon LLC/CII Carbon Corp., 8.50%, due 01/15/21 144A	1,434,870
1,000,000		Regency Energy Partners, LP/Regency Energy Finance Corp., 5.88%, due 03/01/22	1,088,750
700,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 5.75%, due 10/15/20	742,000
400,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 8.25%, due 02/15/21	437,000
400,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 9.00%, due 04/15/19	425,500
100,000		Royal Bank of Scotland Group Plc, 6.13%, due 12/15/22	109,738
1,300,000	EUR	Royal Bank of Scotland Plc (The), 6.93%, due 04/09/18	2,066,567
400,000		Sabine Pass Liquefaction LLC, 5.63%, due 02/01/21	425,000
1,000,000		Sabine Pass Liquefaction LLC, 5.63%, due 04/15/23	1,045,000
1,000,000		Samson Investment Co., 10.75%, due 02/15/20 144A	1,058,750
400,000		Sanchez Energy Corp., 6.13%, due 01/15/23 144A	414,000
700,000		Sirius XM Radio, Inc., 6.00%, due 07/15/24 144A	729,750
2,000,000		SLM Corp., 5.50%, due 01/15/19	2,130,000
200,000		SLM Corp., 8.45%, due 06/15/18	236,875
1,200,000		Sprint Communications, Inc., 6.00%, due 11/15/22	1,230,000
900,000		Sprint Corp., 7.13%, due 06/15/24 144A	956,250
100,000		Sprint Corp., 7.88%, due 09/15/23 144A	111,500

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Par Value**		Description	Value ($)
300,000		SRA International, Inc., 11.00%, due 10/01/19	323,250
300,000		Stena AB, 7.00%, due 02/01/24 144A	320,250
700,000		Stena International SA, 5.75%, due 03/01/24 144A	708,750
1,000,000		T-Mobile USA, Inc., 6.13%, due 01/15/22	1,065,000
100,000		T-Mobile USA, Inc., 6.50%, due 01/15/24	107,125
200,000		T-Mobile USA, Inc., 6.54%, due 04/28/20	216,750
1,000,000		Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.63%, due 03/01/24 144A	995,000
1,500,000	EUR	Telecom Italia Spa, 5.38%, due 01/29/19	2,291,107
300,000		Tenet Healthcare Corp., 5.00%, due 03/01/19 144A	304,875
1,000,000		Tenet Healthcare Corp., 8.13%, due 04/01/22	1,160,000
1,000,000		Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Series 1, 11.50%, due 10/01/20 ††† 144A	917,500
200,000		TransDigm, Inc., 6.00%, due 07/15/22 144A	205,750
200,000		TransDigm, Inc., 6.50%, due 07/15/24 144A	208,500
2,880,000	ZAR	Transnet SOC, Ltd., Reg S, 9.50%, due 05/13/21 ‡‡‡	270,200
700,000	EUR	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.75%, due 01/15/23 144A	1,048,256
1,100,000		Valeant Pharmaceuticals International, 6.38%, due 10/15/20 144A	1,172,875
700,000		Valeant Pharmaceuticals International, Inc., 5.63%, due 12/01/21 144A	721,875
100,000	GBP	Virgin Media Secured Finance Plc, 5.50%, due 01/15/25 144A	177,824
800,000	GBP	Virgin Media Secured Finance Plc, 6.00%, due 04/15/21 144A	1,446,532
100,000		Visant Corp., 10.00%, due 10/01/17	93,750
600,000		VTR Finance BV, 6.88%, due 01/15/24 144A	645,743
400,000	EUR	Wind Acquisition Finance SA, 4.00%, due 07/15/20 †††† 144A	546,976
700,000	EUR	Wind Acquisition Finance SA, 7.00%, due 04/23/21 144A	1,033,880
1,000,000		WMG Acquisition Corp., 5.63%, due 04/15/22 144A	1,008,750

			138,300,089

		Sovereign Debt Obligations — 47.4%
170,000,000	CLP	Bonos del Banco Central de Chile en Pesos, 6.00%, due 02/01/16	325,171
4,230,000	BRL	Brazil Letras do Tesouro Nacional, 12.96%, due 01/01/18 ‡‡	1,296,478
10,100,000	BRL	Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 01/01/17	4,440,339
18,476,000	BRL	Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 01/01/18	8,011,900
2,500,000	BRL	Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 01/01/21	1,039,235
11,734,000	BRL	Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 01/01/23	4,777,741
3,057,200,000	COP	Colombian TES, 6.00%, due 04/28/28	1,484,728
1,270,200,000	COP	Colombian TES, 7.00%, due 09/11/19	704,109
2,271,900,000	COP	Colombian TES, 7.00%, due 05/04/22	1,246,085
3,462,700,000	COP	Colombian TES, 7.50%, due 08/26/26	1,916,528
2,438,200,000	COP	Colombian TES, 10.00%, due 07/24/24	1,618,116
1,467,800,000	COP	Colombian TES, 11.25%, due 10/24/18	929,585
1,870,000	CZK	Czech Republic Government Bond, 4.20%, due 12/04/36	114,784
225,760,000	HUF	Hungary Government Bond, 4.00%, due 04/25/18	1,028,849
12,020,000	HUF	Hungary Government Bond, 5.50%, due 12/22/16	56,864
264,980,000	HUF	Hungary Government Bond, 5.50%, due 12/20/18	1,283,021
14,250,000	HUF	Hungary Government Bond, 5.50%, due 06/24/25	69,547
358,740,000	HUF	Hungary Government Bond, 6.00%, due 11/24/23	1,803,263
542,310,000	HUF	Hungary Government Bond, 6.50%, due 06/24/19	2,748,398
7,290,000	HUF	Hungary Government Bond, 6.75%, due 10/22/28	38,718
120,040,000	HUF	Hungary Government Bond, 7.00%, due 06/24/22	635,961
46,470,000	HUF	Hungary Government Bond, 7.75%, due 08/24/15	218,411
14,000,000,000	IDR	Indonesia Treasury Bond, 5.25%, due 05/15/18	1,087,202
26,811,000,000	IDR	Indonesia Treasury Bond, 5.63%, due 05/15/23	1,909,215
8,900,000,000	IDR	Indonesia Treasury Bond, 6.13%, due 05/15/28	595,374
15,988,000,000	IDR	Indonesia Treasury Bond, 6.63%, due 05/15/33	1,087,532
3,300,000,000	IDR	Indonesia Treasury Bond, 7.00%, due 05/15/27	246,344
17,247,000,000	IDR	Indonesia Treasury Bond, 7.88%, due 04/15/19	1,463,558

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Par Value**		Description	Value ($)
44,939,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/24	3,856,111
213,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 09/15/26	17,817
21,162,000,000	IDR	Indonesia Treasury Bond, 9.00%, due 03/15/29	1,838,297
645,000,000	IDR	Indonesia Treasury Bond, 12.80%, due 06/15/21	68,258
4,860,000	MYR	Malaysia Government Bond, 3.17%, due 07/15/16	1,510,248
12,900,000	MYR	Malaysia Government Bond, 3.26%, due 03/01/18	3,966,346
4,078,000	MYR	Malaysia Government Bond, 3.42%, due 08/15/22	1,221,773
120,000	MYR	Malaysia Government Bond, 3.48%, due 03/15/23	35,974
418,000	MYR	Malaysia Government Bond, 3.49%, due 03/31/20	127,775
1,059,000	MYR	Malaysia Government Bond, 3.58%, due 09/28/18	328,904
1,830,000	MYR	Malaysia Government Bond, 3.74%, due 02/27/15	572,157
2,169,000	MYR	Malaysia Government Bond, 3.84%, due 08/12/15	680,757
6,302,000	MYR	Malaysia Government Bond, 3.89%, due 07/31/20	1,965,139
550,000	MYR	Malaysia Government Bond, 3.89%, due 03/15/27	165,363
4,900,000	MYR	Malaysia Government Bond, 4.01%, due 09/15/17	1,546,857
174,000	MYR	Malaysia Government Bond, 4.16%, due 07/15/21	54,910
9,323,000	MYR	Malaysia Government Bond, 4.18%, due 07/15/24	2,940,473
1,950,000	MYR	Malaysia Government Bond, 4.26%, due 09/15/16	618,772
3,721,000	MYR	Malaysia Government Bond, 4.38%, due 11/29/19	1,192,989
9,000,000	MXN	Mexican Bonos, 7.25%, due 12/15/16	753,313
7,430,000	MXN	Mexican Bonos, 7.75%, due 05/29/31	656,345
30,000,000	MXN	Mexican Bonos, 8.00%, due 12/17/15	2,469,312
1,930,000	MXN	Mexican Bonos, 8.00%, due 06/11/20	171,785
15,870,000	MXN	Mexican Bonos, 10.00%, due 12/05/24	1,636,518
17,400,000	MXN	Mexican Bonos, 10.00%, due 11/20/36	1,870,417
18,396,000	NGN	Nigeria Government Bond, 15.10%, due 04/27/17	123,212
530,000	PEN	Peruvian Government International Bond, Reg S, 6.95%, due 08/12/31 ‡‡‡	204,472
5,400,000	PEN	Peruvian Government International Bond, Reg S, 7.84%, due 08/12/20 ‡‡‡	2,225,368
7,009,000	PLN	Poland Government Bond, 4.00%, due 10/25/23	2,409,206
3,970,000	PLN	Poland Government Bond, 5.25%, due 10/25/20	1,463,588
3,241,000	PLN	Poland Government Bond, 5.50%, due 10/25/19	1,195,757
5,663,000	PLN	Poland Government Bond, 5.75%, due 10/25/21	2,162,961
4,111,000	PLN	Poland Government Bond, 5.75%, due 09/23/22	1,584,148
1,830,000	RON	Romania Government Bond, 4.75%, due 06/24/19	605,226
4,000,000	RON	Romania Government Bond, 5.80%, due 07/26/27	1,363,517
1,060,000	RON	Romania Government Bond, 5.85%, due 04/26/23	368,142
3,490,000	RON	Romania Government Bond, 5.95%, due 06/11/21	1,227,667
33,000,000	RUB	Russian Federal Bond - OFZ, 5.50%, due 08/08/18 ††	896,413
25,000,000	RUB	Russian Federal Bond - OFZ, 6.20%, due 01/31/18	696,353
7,560,000	RUB	Russian Federal Bond - OFZ, 6.90%, due 08/03/16	218,319
5,500,000	RUB	Russian Federal Bond - OFZ, 7.00%, due 01/25/23	151,098
15,500,000	RUB	Russian Federal Bond - OFZ, 7.00%, due 08/16/23	423,637
69,183,000	RUB	Russian Federal Bond - OFZ, 7.05%, due 01/19/28	1,826,465
10,000,000	RUB	Russian Federal Bond - OFZ, 7.35%, due 01/20/16	292,344
21,000,000	RUB	Russian Federal Bond - OFZ, 7.40%, due 04/19/17	610,530
84,000,000	RUB	Russian Federal Bond - OFZ, 7.40%, due 06/14/17	2,431,018
47,000,000	RUB	Russian Federal Bond - OFZ, 7.50%, due 02/27/19	1,351,379
88,255,000	RUB	Russian Federal Bond - OFZ, 8.15%, due 02/03/27	2,556,234
70,000,000	RUB	Russian Foreign Bond - Eurobond, Reg S, 7.85%, due 03/10/18 ‡‡‡	2,051,359
5,479,000	SGD	Singapore Government Bond, 3.00%, due 09/01/24	4,602,197
1,280,000	SGD	Singapore Government Bond, 3.38%, due 09/01/33	1,085,943
2,702,500	ZAR	South Africa Government Bond, 6.50%, due 02/28/41	189,804
10,434,700	ZAR	South Africa Government Bond, 6.75%, due 03/31/21	919,842
1,265,000	ZAR	South Africa Government Bond, 7.00%, due 02/28/31	100,333
63,876,000	ZAR	South Africa Government Bond, 7.25%, due 01/15/20	5,862,705
15,900,000	ZAR	South Africa Government Bond, 7.75%, due 02/28/23	1,458,723
17,502,124	ZAR	South Africa Government Bond, 8.00%, due 12/21/18	1,672,990
34,905,000	ZAR	South Africa Government Bond, 8.00%, due 01/31/30	3,059,960
11,071,000	ZAR	South Africa Government Bond, 8.25%, due 09/15/17	1,068,458

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Par Value**		Description	Value ($)
41,468,586	ZAR	South Africa Government Bond, 8.50%, due 01/31/37	3,700,298
6,500,000	ZAR	South Africa Government Bond, 8.75%, due 12/21/14	618,656
24,075,500	ZAR	South Africa Government Bond, 8.75%, due 02/28/48	2,185,561
5,668,000	ZAR	South Africa Government Bond, 10.50%, due 12/21/26	622,096
9,000,000	ZAR	South Africa Government Bond, 13.50%, due 09/15/15	911,146
45,547,000	THB	Thailand Government Bond, 3.63%, due 06/16/23	1,392,075
75,209,000	THB	Thailand Government Bond, 3.65%, due 12/17/21	2,329,811
4,856,000	THB	Thailand Government Bond, 3.88%, due 06/13/19	154,682
35,130,000	THB	Thailand Government Bond, 4.88%, due 06/22/29	1,192,933
3,740,272	TRY	Turkey Government Bond, 8.30%, due 10/07/15	1,771,086
1,717,483	TRY	Turkey Government Bond, 8.50%, due 09/14/22	804,349
3,704,000	TRY	Turkey Government Bond, 8.80%, due 11/14/18	1,780,551
6,000,000	TRY	Turkey Government Bond, 9.00%, due 03/08/17	2,892,015
2,458,338	TRY	Turkey Government Bond, 9.50%, due 01/12/22	1,212,473
250,000	TRY	Turkey Government Bond, 10.00%, due 06/17/15	120,030
4,122,969	TRY	Turkey Government Bond, 10.50%, due 01/15/20	2,119,528

			144,710,324

		TOTAL DEBT OBLIGATIONS (COST $274,498,522)	283,010,413

Shares		Description	Value ($)
		PREFERRED STOCK — 0.1%
		Diversified Financial Services — 0.1%
14,000		GMAC Capital Trust I, 8.125% †	382,200

		TOTAL PREFERRED STOCK (COST $377,520)	382,200

Par Value**		Description	Value ($)
		SHORT-TERM INVESTMENTS — 7.3%
		Bank Deposit — 7.3%
22,138,771		State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/14	22,138,771

		TOTAL BANK DEPOSITS (COST $22,138,771)	22,138,771

		TOTAL INVESTMENTS — 100.1% (COST $297,014,813)	305,531,384
		Other Assets and Liabilities (net) — (0.1)%	(409,428)

		NET ASSETS — 100.0%	$305,121,956

Notes to Schedule of Investments:

**	Unless otherwise indicated, all par values are denominated in United States dollars ($).
†	Floating rate note. Rate shown is as of June 30, 2014.
††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.
†††	Security is currently in default.
††††	When-issued security
‡‡	Interest rate presented is yield to maturity.

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $65,865,840 which represents 21.6% of net assets.

A summary of outstanding financial instruments at June 30, 2014 is as follows:

Cross Currency Foreign Currency Contracts

Settlement Date	Deliver/Receive	Counterparty	Contract Amount Purchased	Contract Amount Sold	Unrealized Appreciation (Depreciation)
09/17/14	EUR/RON	Goldman Sachs	4,584,000	1,040,376	$2,310
09/17/14	EUR/HUF	Citibank N.A.	638,990,000	2,058,635	(870)
09/17/14	EUR/CZK	Goldman Sachs	34,533,000	1,260,099	(1,946)
02/18/15	HUF/EUR	Citibank N.A.	2,419,860	741,300,000	63,193
09/17/14	HUF/EUR	Goldman Sachs	2,551,107	783,700,000	37,030
09/17/14	PLN/EUR	Goldman Sachs	2,392,392	9,944,000	17,530
09/17/14	EUR/PLN	Goldman Sachs	9,870,000	2,382,562	(28,319)
09/17/14	PLN/EUR	Citibank N.A.	10,600,000	2,544,957	(11,483)
09/17/14	RON/EUR	Goldman Sachs	2,870,000	649,101	4,553

					$81,998

Forward Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Units of Currency	Value	Unrealized Appreciation (Depreciation)
Buys
07/02/14	BRL	Goldman Sachs	4,485,000	$2,034,844	$16,846
08/04/14	BRL	Goldman Sachs	1,400,000	629,256	10,471
08/20/14	CLP	Citibank N.A.	1,131,242,000	2,032,735	3,965
08/20/14	CLP	Goldman Sachs	2,741,016,000	4,925,346	(7,092)
09/17/14	CNY	Citibank N.A.	30,943,000	4,961,071	(24,509)
07/16/14	COP	Goldman Sachs	12,157,400,000	6,463,405	480,772
08/16/14	COP	Goldman Sachs	2,773,740,000	1,471,941	12,269
10/15/14	COP	Goldman Sachs	2,031,500,000	1,071,347	(7,975)
09/17/14	CZK	Goldman Sachs	22,386,809	1,117,023	9,700
03/09/15	EUR	Deutsche Bank AG	2,779,283	3,809,401	30,749
12/11/14	EUR	Deutsche Bank AG	442,408	606,111	5,354
12/04/14	EUR	Deutsche Bank AG	200,000	273,997	(1,013)
01/09/15	EUR	Deutsche Bank AG	942,961	1,292,047	(2,804)
02/09/15	EUR	Deutsche Bank AG	1,452,000	1,989,869	(9,245)
09/04/14	EUR	JPMorgan Chase Bank	100,000	136,948	4,082
12/11/14	GBP	Deutsche Bank AG	222,000	378,988	18,172
09/17/14	HUF	Citibank N.A.	682,986,000	194,063	(1,021)
09/17/14	HUF	Goldman Sachs	43,740,000	192,934	238
07/16/14	IDR	Citibank N.A.	58,686,830,000	4,938,281	(116,001)
07/16/14	IDR	Goldman Sachs	31,200,000,000	2,625,365	(39,822)
09/17/14	INR	Goldman Sachs	188,230,000	3,072,297	(12,429)
08/20/14	KRW	Citibank N.A.	4,168,050,000	4,111,670	182,157
11/19/14	KZT	Citibank N.A.	304,320,000	1,624,691	1,651

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

09/17/14	MXN	Citibank N.A.	20,717,000	1,588,611	(359)
09/17/14	MXN	Goldman Sachs	57,793,000	4,431,656	9,152
08/20/14	MYR	Citibank N.A.	12,132,733	3,764,290	74,510
08/20/14	MYR	Citibank N.A.	5,166,000	1,602,798	(72)
08/20/14	MYR	Goldman Sachs	15,416,000	4,782,952	13,877
07/16/14	NGN	Citibank N.A.	765,555,724	4,682,206	221,695
02/18/15	NGN	Citibank N.A.	81,193,000	466,293	2,995
11/19/14	NGN	Citibank N.A.	128,253,000	752,279	(752)
07/16/14	NGN	Goldman Sachs	171,138,909	1,046,701	20,608
07/16/14	PEN	Citibank N.A.	11,423,000	4,083,912	4,270
07/16/14	PEN	Citibank N.A.	13,747,594	4,914,994	(12,859)
07/16/14	PEN	Goldman Sachs	11,445,406	4,091,923	(3,035)
08/20/14	PHP	Citibank N.A.	34,500,000	789,619	18,364
09/17/14	PLN	Citibank N.A.	34,442,000	11,287,759	(102,907)
09/17/14	PLN	Goldman Sachs	3,530,000	1,156,895	(7,872)
07/16/14	RUB	Citibank N.A.	189,320,000	5,542,687	409,088
07/16/14	RUB	Citibank N.A.	53,000,000	1,551,671	19,879
10/15/14	RUB	Citibank N.A.	14,000,000	401,365	(933)
07/16/14	RUB	Goldman Sachs	258,506,000	7,568,232	205,864
10/15/14	RUB	Goldman Sachs	95,661,000	2,742,502	(29,477)
09/17/14	SGD	Citibank N.A.	600,000	481,301	1,449
09/17/14	SGD	Goldman Sachs	1,670,000	1,339,622	10,523
07/16/14	THB	Citibank N.A.	164,444,000	5,063,789	(5,908)
07/16/14	THB	Goldman Sachs	84,107,000	2,589,940	(5,485)
09/17/14	THB	Goldman Sachs	7,237,000	222,217	(118)
09/17/14	TRY	Citibank N.A.	17,853,000	8,288,069	(75,270)
09/17/14	TRY	Goldman Sachs	9,440,000	4,382,421	6,126
08/20/14	TWD	Citibank N.A.	12,000,000	402,105	1,069
09/17/14	ZAR	Goldman Sachs	58,061,000	5,388,229	33,075

					$1,362,012

Sales
07/02/14	BRL	Citibank N.A.	3,785,000	$1,717,254	$(39,521)
08/04/14	BRL	Citibank N.A.	4,177,000	1,877,430	(34,640)
08/04/14	BRL	Goldman Sachs	7,156,000	3,216,397	(51,001)
07/02/14	BRL	Goldman Sachs	700,000	317,590	(22,231)
08/20/14	CLP	Goldman Sachs	1,621,600,000	2,913,861	(33,577)
09/17/14	CNY	Goldman Sachs	2,000,000	320,659	2,600
07/16/14	COP	Citibank N.A.	6,302,878,000	3,350,885	(125,986)
07/16/14	COP	Citibank N.A.	945,000,000	502,403	(278)
07/16/14	COP	Goldman Sachs	8,797,300,000	4,677,029	(143,167)
09/17/14	CZK	Citibank N.A.	60,782,000	3,034,124	(13,975)
09/17/14	EUR	Citibank N.A.	690,000	944,990	87
12/11/14	EUR	Deutsche Bank AG	442,408	606,111	674
03/09/15	EUR	Deutsche Bank AG	3,865,000	5,297,530	25,908
02/09/15	EUR	Deutsche Bank AG	200,000	274,087	3,453
12/04/14	EUR	Deutsche Bank AG	200,000	273,997	(2,977)
01/09/15	EUR	Deutsche Bank AG	1,400,000	1,918,283	(14,618)
09/17/14	EUR	Goldman Sachs	2,086,000	2,856,882	(19,749)
09/17/14	HUF	Goldman Sachs	122,940,000	542,279	3,878
02/18/15	HUF	Goldman Sachs	361,858,000	1,588,029	23,667
07/16/14	IDR	Citibank N.A.	41,068,500,000	3,455,763	111,460
07/16/14	IDR	Citibank N.A.	12,500,000,000	1,051,829	4,853
07/16/14	IDR	Goldman Sachs	5,000,000,000	420,732	10,117
09/17/14	ILS	Goldman Sachs	2,116,000	616,874	(5,435)
08/20/14	KRW	Citibank N.A.	494,000,000	487,318	(7,100)
09/17/14	MXN	Citibank N.A.	5,400,000	414,080	1,556
09/17/14	MXN	Goldman Sachs	26,480,000	2,030,527	(10,904)
08/20/14	MYR	Citibank N.A.	4,564,000	1,416,022	(28,788)
08/20/14	MYR	Citibank N.A.	1,500,000	465,388	771

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

07/16/14	MYR	Goldman Sachs	1,767,000	549,737	(14,687)
08/20/14	MYR	Goldman Sachs	2,775,000	860,969	(17,196)
07/16/14	NGN	Citibank N.A.	33,350,000	203,972	(10,582)
08/20/14	NGN	Citibank N.A.	111,300,000	673,306	(26,025)
07/16/14	NGN	Citibank N.A.	53,030,000	324,336	(785)
07/16/14	PEN	Citibank N.A.	12,222,000	4,369,568	(71,851)
07/16/14	PEN	Citibank N.A.	1,000,000	357,517	35
07/16/14	PEN	Goldman Sachs	800,000	286,013	(5,312)
08/20/14	PHP	Citibank N.A.	9,440,000	216,058	(1,464)
09/17/14	PLN	Citibank N.A.	2,600,000	852,104	2,799
09/17/14	PLN	Goldman Sachs	3,530,000	1,156,895	(11,258)
09/17/14	RON	Citibank N.A.	4,280,000	1,332,511	(5,462)
09/17/14	RON	Goldman Sachs	4,385,000	1,365,202	(16,759)
07/16/14	RUB	Citibank N.A.	46,670,763	1,366,371	(109,340)
07/16/14	RUB	Citibank N.A.	523,801	15,335	(1,341)
07/16/14	RUB	Goldman Sachs	408,691,436	11,965,183	(583,842)
09/17/14	SGD	Goldman Sachs	19,210,000	15,409,668	(47,690)
09/17/14	THB	Citibank N.A.	6,230,000	191,296	72
07/16/14	THB	Citibank N.A.	176,884,111	5,446,862	(38,817)
07/16/14	THB	Goldman Sachs	10,350,000	318,712	(2,826)
09/17/14	TRY	Citibank N.A.	2,700,000	1,253,447	370
09/17/14	TRY	Goldman Sachs	6,845,000	3,177,720	(4,331)
08/20/14	TWD	Citibank N.A.	66,000	2,212	(30)
08/20/14	TWD	Citibank N.A.	149,420,000	5,006,872	(52,628)
09/17/14	TWD	Citibank N.A.	151,860,000	5,090,933	(35,674)
09/17/14	ZAR	Citibank N.A.	111,652,000	10,361,630	68,572
09/17/14	ZAR	Goldman Sachs	94,472,000	8,767,276	(31,710)

					$(1,382,685)

Currency Abbreviations

BRL – Brazilian Real

CLP – Chilean Peso

CNY – Chinese Yuan

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – British Pound Sterling

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

KRW – South Korean Won

KZT – Kazakhstani Tenge

MXN – Mexican Peso

MYR – Malaysian Ringgit

NGN – Nigeria Naira

PEN – Peruvian Nouveau Sol

PHP – Philippines Peso

PLN – Polish Zloty

RON – New Romanian Leu

RUB – Russian Ruble

SGD – Singapore Dollar

THB – Thai Baht

TRY – New Turkish Lira

TWD – Taiwan Dollar

ZAR – South African Rand

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Sales
156	Korea 3-Year Bond	September 2014	$16,409,449	$(32,620)
19	Korea 10-Year Bond	September 2014	2,168,907	(24,145)

				$(56,765)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	92.7
Preferred Stock	0.1
Cross Currency Foreign Currency Contracts	0.0
Futures Contracts	0.0
Forward Foreign Currency Contracts	(0.1)
Short-Term Investments	7.3
Other Assets and Liabilities (net)	(0.0)

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 88.7%
	Bermuda — 1.0%
558,000	China Gas Holdings, Ltd.	1,151,948
191,210	Cosan, Ltd. Class A	2,592,808
308,000	COSCO Pacific, Ltd.	427,604
4,500	Credicorp, Ltd.	699,615
40,667	Dairy Farm International Holdings, Ltd.	433,510
18,968,000	GOME Electrical Appliances Holding, Ltd. ‡	3,083,690
2,662,000	Sihuan Pharmaceutical Holdings Group, Ltd.	1,621,171

	Total Bermuda	10,010,346

	Brazil — 7.2%
1,062,263	AMBEV SA, ADR	7,478,331
530,600	AMBEV SA	3,793,955
209,500	Arteris SA	1,748,922
365,785	Banco Bradesco SA, ADR ‡	5,311,198
111,100	Banco do Brasil SA	1,252,591
88,448	BB Seguridade Participacoes SA	1,301,780
512,208	BM&FBovespa SA	2,693,385
200,300	BR Malls Participacoes SA	1,708,471
83,500	BR Properties SA	504,235
127,429	CCR SA	1,040,661
19,000	Cia Brasileira de Distribuicao Grupo, ADR ‡	880,270
289,638	Cielo SA	5,979,098
192,092	Companhia Energetica de Minas Gerais, Sponsored ADR ‡	1,534,815
344,300	EcoRodovias Infraestrutura e Logistica SA	2,365,002
299,900	Even Construtora e Incorporadora SA	891,223
66,400	Fibria Celulose SA, Sponsored ADR * ‡	645,408
262,400	Gerdau SA, Sponsored ADR ‡	1,545,536
51,835	Grupo BTG Pactual	809,003
592,457	Itau Unibanco Holding SA, ADR	8,519,527
55,500	JBS SA	191,371
195,100	Kroton Educacional SA	5,484,504
30,000	Lojas Renner SA	963,659
8,900	Multiplan Empreendimentos Imobiliarios SA	207,146
75,300	Petroleo Brasileiro SA, Sponsored ADR	1,177,692
222,800	Porto Seguro SA	3,220,547
188,000	Qualicorp SA *	2,226,215
260,394	Souza Cruz SA	2,690,065
100,700	Tim Participacoes SA	590,284
81,400	Tim Participacoes SA, ADR	2,363,042
25,913	Totvs SA	446,756
23,480	Ultrapar Participacoes SA	560,341
85,200	Vale SA, ADR	1,013,880

	Total Brazil	71,138,913

	British Virgin Islands — 0.1%
27,794	Mail.ru Group, Ltd., Reg S, GDR * ‡‡‡	979,738

	Cayman Islands — 4.3%
413,500	AAC Technologies Holdings, Inc.	2,688,962
122,000	Agile Property Holdings, Ltd. ‡	85,947
9,402	Autohome, Inc., ADR * ‡	323,711
12,964	Baidu, Inc., Sponsored ADR *	2,421,805

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	Cayman Islands — continued
138,000	Belle International Holdings, Ltd.	152,951
9,949	Bitauto Holdings, Ltd., ADR *	484,516
2,882,000	China Resources Cement Holdings, Ltd.	1,807,211
228,000	China Resources Land, Ltd.	417,736
255,000	Country Garden Holdings Co., Ltd.	100,679
2,541,000	Evergrande Real Estate Group, Ltd. ‡	990,126
78,500	Longfor Properties Co., Ltd. ‡	96,120
33,996	NetEase, Inc., ADR	2,663,927
53,620	New Oriental Education & Technology Group, Inc., Sponsored ADR	1,424,683
603,465	Sands China, Ltd.	4,574,447
390,000	Shimao Property Holdings, Ltd.	718,574
3,572,000	Sino Biopharmaceutical, Ltd.	2,921,995
2,742,500	Soho China, Ltd.	2,147,900
48,055	SouFun Holdings, Ltd., ADR ‡	470,458
995,200	Tencent Holdings, Ltd.	15,216,242
341,000	Want Want China Holdings, Ltd. ‡	490,138
59,600	WuXi PharmaTech Cayman, Inc., ADR *	1,958,456

	Total Cayman Islands	42,156,584

	Chile — 1.3%
24,184,761	Banco de Chile	3,211,851
8,869	Banco de Credito e Inversiones	512,434
78,023,500	Banco Santander Chile	5,136,555
41,400	Banco Santander Chile, ADR	1,095,030
14,316	CAP SA	202,922
8,367,147	Corpbanca SA	103,216
83,277	Empresas CMPC SA	181,258
134,600	Enersis SA, Sponsored ADR	2,268,010
37,995	ENTEL Chile SA	467,329

	Total Chile	13,178,605

	China — 9.0%
4,896,000	Agricultural Bank of China, Ltd. Class H	2,160,460
64,000	Anhui Conch Cement Co., Ltd. Class H ‡	220,893
28,797,000	Bank of China, Ltd. Class H	12,893,042
1,388,000	Bank of Communications Co., Ltd. Class H	961,706
498,000	Beijing Capital International Airport Co., Ltd. Class H	340,552
2,366,000	China BlueChemical, Ltd. Class H ‡	1,288,267
1,896,000	China Citic Bank Corp., Ltd. Class H ‡	1,149,780
1,272,000	China Communications Services Corp., Ltd. Class H	615,456
14,834,000	China Construction Bank Corp. Class H	11,215,912
809,000	China Life Insurance Co., Ltd. Class H	2,118,962
440,500	China Merchants Bank Co., Ltd. Class H	869,593
1,341,600	China Minsheng Banking Corp., Ltd. Class H ‡	1,215,175
294,000	China Oilfield Services, Ltd. Class H	706,327
24,430	China Petroleum & Chemical Corp., ADR	2,321,583
5,706,000	China Petroleum & Chemical Corp. Class H	5,448,064
2,776,500	China Railway Construction Corp. Class H ‡	2,450,375
575,000	China Railway Group, Ltd. Class H ‡	282,665
687,000	China Shenhua Energy Co., Ltd. Class H	1,985,562
2,366,000	China Telecom Corp., Ltd. Class H	1,160,051
458,000	Datang International Power Generation Co., Ltd. Class H	179,055
2,208,000	Dongfeng Motor Group Co., Ltd. Class H	3,954,278
272,500	Great Wall Motor Co., Ltd. Class H ‡	1,012,599
1,056,000	Guangzhou R&F Properties Co., Ltd. Class H ‡	1,301,206

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	China — continued
3,188,000	Huaneng Power International, Inc. Class H	3,586,852
21,556,000	Industrial & Commercial Bank of China Class H	13,628,339
1,720,000	Jiangsu Expressway Co., Ltd. Class H ‡	2,046,153
1,664,000	Jiangxi Copper Co., Ltd. Class H ‡	2,636,516
154,800	New China Life Insurance Co., Ltd. Class H	511,316
9,500	PetroChina Co., Ltd., ADR	1,192,725
868,000	PICC Property & Casualty Co., Ltd. Class H	1,317,061
294,000	Ping An Insurance Group Co. Class H	2,274,130
5,454,000	Sinopec Shanghai Petrochemical Co., Ltd. Class H ‡	1,520,014
146,738	Tsingtao Brewery Co., Ltd. Class H ‡	1,148,291
2,224,000	Zhejiang Expressway Co., Ltd. Class H	2,243,986
95,000	Zhuzhou CSR Times Electric Co., Ltd. Class H	288,052

	Total China	88,244,998

	Colombia — 0.3%
1,338,728	Ecopetrol SA	2,428,548

	Czech Republic — 0.6%
82,663	CEZ AS ‡	2,494,451
14,195	Komercni Banka AS	3,263,959

	Total Czech Republic	5,758,410

	Denmark — 0.2%
14,750	Carlsberg AS Class B	1,588,716

	Germany — 0.3%
29,662	HeidelbergCement AG	2,531,329

	Hong Kong — 4.2%
505,400	AIA Group, Ltd.	2,543,188
311,000	China Agri-Industries Holdings, Ltd. ‡	118,375
113,800	China Mobile, Ltd., Sponsored ADR ‡	5,531,818
376,000	China Mobile, Ltd.	3,648,248
1,066,000	China Overseas Land & Investment, Ltd. ‡	2,585,793
1,172,000	China Resources Power Holdings Co., Ltd.	3,326,818
120,000	China Taiping Insurance Holdings Co., Ltd. *	214,597
11,700	CNOOC, Ltd., ADR	2,097,693
4,071,000	CNOOC, Ltd.	7,332,722
801,000	Far East Horizon, Ltd.	582,895
314,000	Franshion Properties China, Ltd. ‡	83,054
287,684	Galaxy Entertainment Group, Ltd.	2,293,944
424,257	Hongkong Electric Holdings	3,716,871
2,302,000	Lenovo Group, Ltd.	3,124,638
318,480	Link (The) REIT	1,713,550
566,000	Shougang Fushan Resources Group, Ltd. ‡	116,116
184,000	Sino-Ocean Land Holdings, Ltd. ‡	93,302
879,000	SJM Holdings, Ltd.	2,197,968
442,000	Yuexiu Property Co., Ltd. ‡	84,404

	Total Hong Kong	41,405,994

	Hungary — 0.2%
3,142	MOL Hungarian Oil and Gas Plc	168,178

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	Hungary — continued
80,530	OTP Bank Nyrt ‡	1,548,900

	Total Hungary	1,717,078

	India — 9.7%
682,986	Apollo Tyres, Ltd.	2,264,318
84,720	Asian Paints, Ltd.	835,297
374,828	Aurobindo Pharma, Ltd.	4,603,632
39,796	Axis Bank, Ltd.	1,268,549
44,468	Bajaj Auto, Ltd.	1,696,801
211,043	Cipla, Ltd.	1,538,128
217,534	Coal India, Ltd.	1,392,297
25,964	Colgate-Palmolive India, Ltd.	650,600
26,000	Dr. Reddy’s Laboratories, Ltd., ADR ‡	1,121,900
106,620	GAIL India, Ltd.	820,768
243,636	Glenmark Pharmaceuticals, Ltd.	2,307,747
214,772	HCL Technologies, Ltd. Class T	5,367,247
134,293	HDFC Bank, Ltd., ADR	6,287,598
364,985	Hindustan Unilever, Ltd.	3,758,475
387,824	Housing Development Finance Corp.	6,364,324
93,938	ICICI Bank, Ltd.	2,211,046
35,400	ICICI Bank, Ltd., Sponsored ADR	1,766,460
48,915	Infosys, Ltd.	2,647,241
39,800	Infosys, Ltd., Sponsored ADR ‡	2,140,046
959,854	ITC, Ltd.	5,202,634
63,983	Kotak Mahindra Bank, Ltd.	937,219
53,321	Maruti Suzuki India, Ltd.	2,160,943
8,866	Nestle India, Ltd.	727,028
728,802	NMDC, Ltd.	2,199,311
319,812	Oil & Natural Gas Corp., Ltd.	2,257,215
215,204	Oil India, Ltd.	2,093,538
411,465	Power Finance Corp., Ltd.	2,096,833
199,733	Power Grid Corp. of India, Ltd.	461,931
14,116	Reliance Industries, Ltd., GDR 144A	475,003
45,485	Reliance Industries, Ltd. (London Exchange), GDR 144A	1,530,570
577,355	Sesa Sterlite, Ltd.	2,803,020
3,835	State Bank of India, GDR	342,082
7,490	State Bank of India, Ltd., Reg S, GDR ‡‡‡	668,108
240,589	Sun Pharmaceutical Industries, Ltd.	2,750,103
123,908	Tata Consultancy Services, Ltd.	4,973,110
323,988	Tata Motors, Ltd.	2,319,548
109,800	Tata Motors, Ltd., Sponsored ADR ‡	4,288,788
113,217	Tech Mahindra, Ltd.	4,047,821
47,671	Westlife Development, Ltd. *	277,411
134,003	Wipro, Ltd.	1,214,260
202,493	Wipro, Ltd., ADR ‡	2,407,642
114,474	Zee Entertainment Enterprises, Ltd.	557,191

	Total India	95,833,783

	Indonesia — 2.5%
10,304,300	Adaro Energy Tbk PT	1,021,304
1,446,776	Bank Central Asia Tbk PT	1,342,432
3,433,200	Bank Negara Indonesia Persero Tbk PT	1,379,941
4,742,100	Bank Rakyat Indonesia Persero Tbk PT	4,130,087
360,500	Indo Tambangraya Megah Tbk PT	821,046
652,800	Indocement Tunggal Prakarsa Tbk PT	1,241,724

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	Indonesia — continued
115,000	Indofood CBP Sukses Makmur Tbk PT	97,006
1,543,500	Indofood Sukses Makmur Tbk PT	872,328
3,349,400	Kalbe Farma Tbk PT	469,001
1,366,500	Lippo Karawaci Tbk PT	110,657
2,467,300	Media Nusantara Citra Tbk PT	574,420
7,213,900	Perusahaan Gas Negara Persero Tbk PT	3,392,450
797,599	Semen Gresik Persero Tbk PT	1,014,239
19,196,940	Telekomunikasi Indonesia Persero Tbk PT	3,991,603
44,800	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	1,866,368
839,096	Unilever Indonesia Tbk PT	2,072,082
71,900	United Tractors Tbk PT	140,100

	Total Indonesia	24,536,788

	Luxembourg — 0.3%
98,219	Ternium SA, Sponsored ADR	2,743,257

	Malaysia — 3.2%
1,353,700	Alliance Financial Group Bhd	1,989,867
1,304,800	AMMB Holdings Bhd	2,893,234
41,412	British American Tobacco Malaysia Bhd	845,264
550,400	DiGi.Com Bhd	982,184
3,913,100	Genting Malaysia Bhd	5,118,349
137,500	IJM Corp. Bhd	286,904
861,300	IOI Corp. Bhd	1,408,230
1,273,456	Malayan Banking Bhd	3,898,497
101,400	MISC Bhd	205,263
547,500	Petronas Chemicals Group Bhd	1,154,337
313,000	Public Bank Bhd	1,908,608
413,700	SapuraKencana Petroleum Bhd *	564,312
2,003,600	Tenaga Nasional Bhd	7,600,077
818,700	UMW Holdings Bhd	2,784,243

	Total Malaysia	31,639,369

	Mexico — 4.4%
1,316,500	Alfa SAB de CV Class A ‡	3,643,132
303,900	America Movil SA de CV Series L, ADR	6,305,925
772,700	America Movil SAB de CV Series L ‡	802,898
37,300	Arca Continental SAB de CV	252,558
75,400	Cemex SAB de CV, Sponsored ADR *	997,542
5,940	Coca-Cola Femsa SAB de CV, Sponsored ADR ‡	674,903
1,627,355	Compartamos SAB de CV ‡	3,143,569
464,589	Fibra Uno Administracion SA de CV REIT ‡	1,629,087
47,092	Fomento Economico Mexicano SA de CV, Sponsored ADR	4,410,166
100,700	Fomento Economico Mexicano SAB de CV	943,582
114,700	Genomma Lab Internacional SAB de CV Class B *	310,777
86,400	Grupo Bimbo SAB de CV Series A	252,613
60,300	Grupo Carso SAB de CV Series A-1 ‡	313,283
315,600	Grupo Financiero Inbursa SAB de CV Series O ‡	940,742
111,138	Grupo Financiero Santander Mexico SAB de CV Class B, ADR	1,475,913
1,776,779	Grupo Mexico SAB de CV Series B ‡	5,928,988
108,745	Grupo Televisa SAB, Sponsored ADR	3,731,041
74,729	Industrias Penoles SAB de CV	1,871,019
497,000	Kimberly-Clark de Mexico SAB de CV ‡	1,394,879

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	Mexico — continued
1,692,399	Wal-Mart de Mexico SAB de CV ‡	4,537,242

	Total Mexico	43,559,859

	Netherlands — 0.2%
56,881	Yandex NV Class A *	2,027,239

	Panama — 0.1%
76,600	Avianca Holdings SA, Sponsored ADR	1,229,430

	Peru — 0.0%
12,700	Cia de Minas Buenaventura SA, ADR	149,987

	Philippines — 0.5%
844,500	Aboitiz Equity Ventures, Inc.	1,083,437
3,201,500	Alliance Global Group, Inc.	2,134,333
862,140	Metropolitan Bank & Trust Co.	1,726,255

	Total Philippines	4,944,025

	Poland — 1.2%
3,289	Bank Pekao SA	188,294
10,309	Grupa Lotos SA *	125,608
8,609	Jastrzebska Spolka Weglowa SA	133,244
21,436	KGHM Polska Miedz SA *	878,490
70,561	Orange Polska SA	225,390
463,095	PGE SA	3,301,612
628,771	Polskie Gornictwo Naftowe i Gazownictwo SA	1,087,051
105,394	Powszechna Kasa Oszczednosci Bank Polski SA	1,308,445
32,961	Powszechny Zaklad Ubezpieczen SA	4,816,559
69,443	Synthos SA	101,076
53,249	Tauron Polska Energia SA	90,657

	Total Poland	12,256,426

	Russia — 4.3%
1,673,823	Alrosa AO	2,063,007
635,937	Gazprom OAO, Sponsored ADR	5,542,191
103,580	Gazprom OAO (OTC Exchange), Sponsored ADR	902,700
53,750	LUKOIL OAO (DTC Shares), Sponsored ADR	3,215,325
50,065	LUKOIL OAO (Euroclear Shares), Sponsored ADR	2,989,381
5,015	Magnit OJSC Reg S, GDR ‡‡‡	295,885
248,789	MMC Norilsk Nickel OJSC, ADR ‡	4,928,510
14,600	Mobile Telesystems, Sponsored ADR	288,204
612,607	Moscow Exchange MICEX OAO	1,213,974
47,430	Rosneft Oil Co., Reg S, GDR * ‡‡‡	346,950
111,987	Rosneft Oil Co., Reg S, (London Exchange), GDR * ‡‡‡	819,185
1,114,636	Sberbank of Russia *	2,746,296
304,348	Sberbank of Russia, Sponsored ADR	3,095,219
177,414	Sistema JSFC, Reg S, GDR ‡‡‡	5,464,351
268,367	Surgutneftegas OAO, Sponsored ADR	2,074,477
43,875	Tatneft, Sponsored ADR	1,703,227
89,991	Tatneft OAO, Sponsored ADR	3,493,451

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	Russia — continued
506,283	VTB Bank OJSC, Reg S, GDR ‡‡‡	1,235,331

	Total Russia	42,417,664

	Singapore — 0.1%
96,342	DBS Group Holdings, Ltd.	1,294,452

	South Africa — 5.2%
49,696	African Rainbow Minerals, Ltd.	873,659
122,100	AngloGold Ashanti, Ltd., Sponsored ADR *	2,101,341
154,674	Barclays Africa Group, Ltd.	2,348,006
535,970	FirstRand, Ltd.	2,052,946
59,196	Foschini Group, Ltd. (The)	620,407
121,229	Growthpoint Properties, Ltd.	281,799
49,500	Harmony Gold Mining Co., Ltd., Sponsored ADR *	147,015
91,677	Imperial Holdings, Ltd.	1,723,454
138,927	Investec, Ltd.	1,272,951
44,477	Kumba Iron Ore, Ltd.	1,417,244
71,324	Liberty Holdings, Ltd.	871,542
565,467	Life Healthcare Group Holdings, Ltd.	2,205,261
547,947	MMI Holdings, Ltd.	1,352,002
608,527	MTN Group, Ltd.	12,812,028
116,443	Nampak, Ltd.	402,673
26,199	Naspers, Ltd.	3,083,177
256,614	Netcare, Ltd.	692,264
34,446	Northam Platinum, Ltd. *	147,319
1,010,794	Redefine Properties, Ltd.	911,152
105,615	Remgro, Ltd.	2,283,299
273,834	RMB Holdings, Ltd.	1,353,630
120,062	Salam, Ltd.	696,870
113,888	Sasol, Ltd.	6,769,425
123,233	Spar Group, Ltd. (The)	1,441,092
139,744	Standard Bank Group, Ltd.	1,904,630
105,712	Truworths International, Ltd.	745,139
158,912	Woolworths Holdings, Ltd.	1,167,334

	Total South Africa	51,677,659

	South Korea — 10.4%
380	AMOREPACIFIC Group	280,550
5,190	Daelim Industrial Co., Ltd.	432,415
125,880	DGB Financial Group, Inc.	1,884,841
32,446	Dongbu Insurance Co., Ltd.	1,667,515
60,640	Doosan Heavy Industries & Construction Co., Ltd.	2,100,644
5,494	E-Mart Co., Ltd.	1,259,743
44,589	Grand Korea Leisure Co., Ltd.	1,833,270
46,450	Halla Visteon Climate Control Corp. ‡	2,102,599
21,352	Hana Financial Group, Inc.	791,362
16,145	Hanwha Corp.	412,481
97,900	Hanwha Life Insurance Co., Ltd.	625,058
55,070	Hite Jinro Co., Ltd.	1,194,689
27,030	Hyosung Corp.	1,805,918
2,866	Hyundai Department Store Co., Ltd.	393,728
60,780	Hyundai Marine & Fire Insurance Co., Ltd.	1,733,053
19,226	Hyundai Mobis	5,396,505
22,501	Hyundai Motor Co.	5,103,755

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
83,410	Industrial Bank of Korea	1,112,903
94,279	Kangwon Land, Inc.	2,767,431
32,550	KB Financial Group, Inc.	1,132,398
623	KCC Corp.	379,908
42,167	Kia Motors Corp.	2,358,818
47,648	Korea Electric Power Corp.	1,756,543
2,210	Korea Zinc Co., Ltd.	867,138
46,795	Korean Air Lines Co., Ltd. *	1,544,725
187,260	Korean Reinsurance Co.	1,934,045
49,800	KT Corp., Sponsored ADR ‡	753,972
42,999	KT&G Corp.	3,803,529
35,345	LG Corp.	2,183,300
126,300	LG Display Co., Ltd., ADR *	1,991,751
1,501	LG Household & Health Care, Ltd.	675,732
2,795	LS Corp.	205,247
15,184	LS Industrial Systems Co., Ltd.	988,956
33,018	Mirae Asset Securities Co., Ltd.	1,463,587
2,421	NAVER Corp.	1,997,959
1,281	Orion Corp. Republic of South Korea	1,173,638
3,212	POSCO	965,060
12,127	S1 Corp. Korea	975,625
19,340	Samsung Card Co., Ltd.	824,788
4,789	Samsung Electronics Co., Ltd.	6,257,223
19,882	Samsung Electronics Reg S, GDR ‡‡‡	12,843,772
3,916	Samsung Fire & Marine Insurance Co., Ltd.	996,610
58,760	Samsung Heavy Industries Co., Ltd.	1,570,921
2,469	Samsung Life Insurance Co., Ltd.	248,901
26,700	Shinhan Financial Group Co., Ltd.	1,236,307
1,262	Shinsegae Co., Ltd.	272,531
10,248	SK C&C Co., Ltd.	1,686,393
13,584	SK Holdings Co., Ltd.	2,450,168
92,910	SK Hynix, Inc. *	4,458,174
70,566	SK Networks Co., Ltd. *	749,738
23,027	SK Telecom Co., Ltd.	5,382,373
32,237	Woongjin Coway Co., Ltd.	2,698,630
95,952	Woori Finance Holdings Co., Ltd. *	1,142,737

	Total South Korea	102,869,657

	Switzerland — 0.2%
208,827	Cie Financiere Richemont SA, ADR	2,195,885

	Taiwan — 10.6%
2,309,000	Advanced Semiconductor Engineering, Inc.	3,004,376
146,000	Asustek Computer, Inc.	1,628,307
343,000	AU Optronics Corp. *	145,320
164,000	Cathay Financial Holding Co., Ltd.	256,233
247,560	Chicony Electronics Co., Ltd.	668,274
882,000	China Life Insurance Co., Ltd.	813,822
1,200,000	China Motor Corp.	1,197,669
330,000	Compal Electronics, Inc.	269,676
2,024,000	CTBC Financial Holding Co., Ltd.	1,348,972
765,000	CTCI Corp.	1,324,620
592,000	Delta Electronics, Inc.	4,312,412
3,479,736	E.Sun Financial Holding Co., Ltd.	2,231,795
458,000	Eva Airways Corp. *	220,119

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
194,000	Far Eastern Department Stores, Ltd.	182,253
248,000	Far EasTone Telecommunications Co., Ltd.	564,807
990,000	Farglory Land Development Co., Ltd.	1,347,830
4,555,997	Fubon Financial Holding Co., Ltd.	6,584,208
2,568,670	Hon Hai Precision Industry Co., Ltd.	8,602,954
2,696,000	Inventec Corp.	2,582,410
869,000	Kinsus Interconnect Technology Corp.	3,899,993
76,000	Largan Precision Co., Ltd.	6,058,008
840,165	Lite-On Technology Corp.	1,402,714
383,880	MediaTek, Inc.	6,492,712
283,000	Mega Financial Holding Co., Ltd.	235,533
395,000	Pegatron Corp.	754,069
187,000	Phison Electronics Corp.	1,506,246
1,378,000	Pou Chen Corp.	1,659,157
483,062	President Chain Store Corp.	3,866,696
1,011,000	Quanta Computer, Inc.	2,945,844
637,060	Radiant Opto-Electronics Corp.	2,731,050
926,212	Realtek Semiconductor Corp.	2,934,545
57,000	Ruentex Development Co., Ltd.	103,279
199,000	Siliconware Precision Industries Co.	326,912
2,491,731	SinoPac Financial Holdings Co., Ltd.	1,122,439
1,124,000	Taishin Financial Holding Co., Ltd.	575,966
457	Taiwan Business Bank *	142
2,100,000	Taiwan Cement Corp.	3,179,047
170,000	Taiwan Cooperative Financial Holding Co., Ltd.	97,361
211,100	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	4,515,429
4,375,000	Taiwan Semiconductor Manufacturing Co., Ltd.	18,535,652
401,000	Teco Electric and Machinery Co., Ltd.	461,329
533,000	Transcend Information, Inc.	1,829,744
919,282	Uni-President Enterprises Corp.	1,650,262
349,000	Walsin Lihwa Corp. *	124,484
448,000	Yuanta Financial Holding Co., Ltd.	242,320

	Total Taiwan	104,536,990

	Thailand — 2.9%
348,900	Advanced Info Service PCL (Registered Shares)	2,365,059
302,000	Airports of Thailand PCL, NVDR	1,847,081
195,700	Bangkok Bank PCL	1,166,783
681,900	Bangkok Bank PCL NVDR, NVDR	4,055,052
336,300	BEC World PCL, NVDR	505,149
1,355,600	CP All PCL Class F	2,004,893
39,100	Glow Energy PCL, NVDR	100,295
213,273	Kasikornbank PCL	1,347,126
989,900	Krung Thai Bank PCL, NVDR	637,464
3,781,500	Krung Thai Bank PCL	2,435,167
503,800	PTT Exploration & Production PCL Class N, NVDR	2,600,108
1,699,300	PTT Global Chemical PCL	3,534,209
625,900	PTT Global Chemical PCL Class N, NVDR	1,301,749
159,000	PTT PCL	1,557,911
27,700	PTT PCL, NVDR	271,410
302,100	Siam Commercial Bank PCL	1,568,444
2,934,900	Thai Beverage PCL Class C ‡	1,459,622

	Total Thailand	28,757,522

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	Turkey — 1.6%
119,704	Arcelik AS	728,285
28,796	BIM Birlesik Magazalar AS	660,041
13,969	Coca-Cola Icecek AS	344,564
1,773,225	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,224,581
332,092	Enka Insaat ve Sanayi AS	900,594
358,586	Eregli Demir ve Celik Fabrikalari TAS	640,966
347,267	TAV Havalimanlari Holding AS	2,759,727
233,339	Tofas Turk Otomobil Fabrikasi AS	1,447,158
653,549	Turk Telekomunikasyon AS	1,886,393
386,122	Turkcell Iletisim Hizmetleri AS *	2,412,921
60,122	Turkiye Halk Bankasi AS	450,851
47,070	Turkiye Is Bankasi	127,204
551,238	Turkiye Vakiflar Bankasi Tao Series D	1,292,106

	Total Turkey	15,875,391

	United Kingdom — 2.2%
142,801	British American Tobacco Plc	8,513,363
112,710	Mondi Plc	2,046,655
624,193	Old Mutual Plc	2,111,006
12,099	Randgold Resources, Ltd.	1,008,100
12,009	Randgold Resources, Ltd., ADR ‡	1,015,961
112,852	SABMiller Plc	6,540,245

	Total United Kingdom	21,235,330

	United States — 0.4%
3,500	Southern Copper Corp.	106,295
21,593	Visteon Corp. *	2,094,737
20,267	Yum! Brands, Inc.	1,645,680

	Total United States	3,846,712

	TOTAL COMMON STOCKS (COST $806,675,160)	874,766,684

	PREFERRED STOCKS — 2.1%
	Brazil — 1.8%
448,900	Bradespar SA, 6.42%	4,124,234
297,400	Cia Energetica de Sao Paulo, 5.25%	3,751,064
93,600	Cia Paranaense de Energia, 5.68%	1,438,759
333,918	Itausa - Investimentos Itau SA, 4.06%	1,316,522
1,178,400	Klabin SA, 2.88%	1,170,862
86,600	Metalurgica Gerdau SA, 2.27%	614,109
296,600	Usinas Siderurgicas de Minas Gerais SA, 0.68% Series A	1,020,021
350,300	Vale SA, 6.59%	4,187,834

	Total Brazil	17,623,405

	Colombia — 0.3%
73,224	Banco Davivienda SA, 3.52%	1,181,089
132,491	Bancolombia SA, 2.76%	1,938,291

	Total Colombia	3,119,380

	India — 0.0%
2,134,356	Zee Entertainment Enterprises, Ltd., 0.72% ¤	26,970

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	TOTAL PREFERRED STOCKS (COST $19,976,281)	20,769,755

	RIGHTS — 0.0%
	Chile — 0.0%
4,383	Empresas CMPC SA, Exp. 07/25/2014 *	950

	TOTAL RIGHTS (COST $—)	950

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 12.0%
	Bank Deposit — 6.7%
66,060,032	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/14	66,060,032

	Investment Fund — 1.3%
13,160,000	State Street Institutional Treasury Money Market Fund *****	13,160,000

	Securities Lending Collateral — 4.0%
39,330,070	State Street Navigator Securities Lending Prime Portfolio ***	39,330,070

	TOTAL SHORT-TERM INVESTMENTS (COST $118,550,102)	118,550,102

	TOTAL INVESTMENTS — 102.8% (COST $945,201,543)	1,014,087,491
	Other Assets and Liabilities (net) — (2.8)%	(27,457,478)

	NET ASSETS — 100.0%	$986,630,013

Notes to Schedule of Investments:

ADR – American Depository Receipt

GDR – Global Depository Receipt

NVDR – Non-Voting Depository Receipt

REIT – Real Estate Investment Trust

*	Non-income producing security
***	Represents an investment of securities lending cash collateral.
¤	Illiquid security. The total market value of the securities at period end is $26,970 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2014 was $25,189.
*****	Security has been segregated to cover collateral requirements on open synthetic futures contracts.
‡	All or a portion of this security is out on loan.
‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $2,005,573 which represents 0.2% of net assets.

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

A summary of outstanding financial instruments at June 30, 2014 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Unrealized Appreciation (Depreciation)
Buys
09/17/14	BRL	Royal Bank of Scotland plc	89,281,000	$39,631,565	$1,059,180
09/17/14	CLP	Royal Bank of Scotland plc	5,000,000,000	8,957,443	(26,992)
09/17/14	COP	Royal Bank of Scotland plc	29,987,000,000	15,864,774	165,375
09/17/14	CZK	Royal Bank of Scotland plc	58,310,000	2,910,726	13,407
09/17/14	HKD	Royal Bank of Scotland plc	34,487,000	4,447,896	(1,353)
09/17/14	HUF	Royal Bank of Scotland plc	4,209,450,000	18,567,551	(209,510)
09/17/14	IDR	Royal Bank of Scotland plc	50,042,698,211	4,160,863	942
09/17/14	INR	Royal Bank of Scotland plc	2,068,970,000	33,769,809	(649,871)
09/17/14	KRW	Royal Bank of Scotland plc	22,758,061,000	22,423,944	222,166
09/17/14	MXN	Royal Bank of Scotland plc	53,800,000	4,125,466	(29,700)
09/17/14	MYR	Royal Bank of Scotland plc	35,301,000	10,928,087	49,336
09/17/14	PEN	Royal Bank of Scotland plc	1,638,000	581,707	(2,327)
09/17/14	PLN	Royal Bank of Scotland plc	39,405,000	12,914,295	(11,339)
09/17/14	RUB	Royal Bank of Scotland plc	1,136,000,000	32,771,043	289,035
09/17/14	SGD	Royal Bank of Scotland plc	930,000	746,017	4,329
09/17/14	THB	Royal Bank of Scotland plc	16,000,000	491,290	1,829
09/17/14	TRY	Royal Bank of Scotland plc	57,556,000	26,719,771	(85,081)
09/17/14	TWD	Royal Bank of Scotland plc	105,854,000	3,548,635	12,964
09/17/14	ZAR	Royal Bank of Scotland plc	97,103,000	9,011,440	52,785

					$855,175

Sales
09/17/14	BRL	Royal Bank of Scotland plc	27,867,000	$12,370,077	$(370,886)
09/17/14	CLP	Royal Bank of Scotland plc	15,504,763,000	27,776,607	93,558
09/17/14	CZK	Royal Bank of Scotland plc	65,000,000	3,244,679	(27,038)
09/17/14	HKD	Royal Bank of Scotland plc	17,636,000	2,274,570	566

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

09/17/14	HUF	Royal Bank of Scotland plc	930,000,000	4,102,156	872
09/17/14	IDR	Royal Bank of Scotland plc	28,568,682,000	2,375,379	16,003
09/17/14	ILS	Royal Bank of Scotland plc	43,080,000	12,559,034	(135,189)
09/17/14	INR	Royal Bank of Scotland plc	291,933,000	4,764,942	31,066
09/17/14	KRW	Royal Bank of Scotland plc	302,849,000	298,403	(2,099)
09/17/14	MXN	Royal Bank of Scotland plc	658,841,000	50,520,936	(83,411)
09/17/14	MYR	Royal Bank of Scotland plc	2,905,000	899,297	(1,445)
09/17/14	PEN	Royal Bank of Scotland plc	500,000	177,566	(76)
09/17/14	PHP	Royal Bank of Scotland plc	542,100,000	12,401,096	(56,356)
09/17/14	PLN	Royal Bank of Scotland plc	1,163,000	381,153	(1,195)
09/17/14	RUB	Royal Bank of Scotland plc	452,649,000	13,057,905	(268,812)
09/17/14	SGD	Royal Bank of Scotland plc	56,176,000	45,062,649	(351,279)
09/17/14	THB	Royal Bank of Scotland plc	54,741,000	1,680,858	(7,876)
09/17/14	TRY	Royal Bank of Scotland plc	34,249,000	15,899,740	(105,020)
09/17/14	TWD	Royal Bank of Scotland plc	25,990,000	871,285	(2,926)
09/17/14	ZAR	Royal Bank of Scotland plc	160,545,000	14,899,042	(104,661)

					$(1,376,204)

Currency Abbreviations

BRL – Brazilian Real

CLP – Chilean Peso

COP – Colombian Peso

CZK – Czech Koruna

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

PEN – Peruvian Nouveau Sol

PHP – Philippines Peso

PLN – Polish Zloty

RUB – Russian Ruble

SGD – Singapore Dollar

THB – Thai Baht

TRY – New Turkish Lira

TWD – Taiwan Dollar

ZAR – South African Rand

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
85	FTSE Bursa Malaysia KLCI Index	July 2014	$2,492,954	$(14,572)
112	FTSE/JSE TOP 40	September 2014	4,850,043	1,222
153	H-shares Index	July 2014	10,109,389	134,498
964	MSCI Emerging Markets E-mini Index	September 2014	50,161,740	11,804
48	MSCI Singapore Index	July 2014	2,853,086	(3,247)
85	MSCI Taiwan Index	July 2014	2,825,400	52,503

				$182,208

Sales
204	BIST 30 Index	August 2014	$941,683	$(2,781)
104	KOSPI 200 Index	September 2014	13,393,161	109,257
100	Mexico Bolsa Index	September 2014	3,302,551	648
128	SET50 Index	September 2014	781,685	(12,076)
597	SGX CNX Nifty Index	July 2014	9,106,041	(3,124)

				$91,924

Synthetic Futures

Number of Contracts	Reference Entity	Expiration Date	Counterparty	Notional Value	Value
712	Brazil Bovespa Stock Index	08/31/2014	Goldman Sachs & Co.	$17,698,175	$(624,959)
2,000	Hang Seng China Enterprises Index	07/30/2014	Goldman Sachs & Co.	2,610,416	32,107
8,200	MSCI Taiwan Index	07/16/2014	Goldman Sachs & Co.	2,485,826	50,245
2,200	MSCI Taiwan Index	07/30/2014	Goldman Sachs & Co.	718,018	13,262
10,300	Tel Aviv 25 Index	07/25/2014	Goldman Sachs & Co.	4,203,363	(41,219)
2,340	Warsaw WIG 20 Index	09/19/2014	Goldman Sachs & Co.	1,853,447	(44,110)

					$(614,674)

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Banks	13.6
Oil & Gas	6.8
Telecommunications	6.2
Diversified Financial Services	5.3
Semiconductors	5.0
Electric	3.8
Mining	3.5
Beverages	3.0
Insurance	3.0
Internet	2.7
Auto Manufacturers	2.6
Commercial Services	2.6
Electronics	2.6
Computers	2.4
Agriculture	2.3
Retail	2.3
Pharmaceuticals	1.9
Electrical Components & Equipment	1.8
Lodging	1.6
Real Estate	1.5
Food	1.3
Holding Companies - Diversified	1.2
Auto Parts & Equipment	1.1
Building Materials	1.1
Chemicals	1.1
Iron & Steel	1.1
Software	1.1
Engineering & Construction	1.0
Media	1.0
Household Products & Wares	0.6
Miscellaneous - Manufacturing	0.6
Coal	0.5
Forest Products & Paper	0.5
Gas	0.5
REITS	0.4
Airlines	0.3
Entertainment	0.3
Environmental Control	0.3
Health Care - Services	0.3
Home Furnishings	0.3
Apparel	0.2
Cosmetics & Personal Care	0.2
Leisure Time	0.2
Machinery - Diversified	0.2
Metal Fabricate & Hardware	0.2
Oil & Gas Services	0.2
Shipbuilding	0.2
Distribution & Wholesale	0.1
Home Builders	0.1

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Pipelines	0.1
Machinery - Construction & Mining	0.0
Packaging & Containers	0.0
Transportation	0.0
Short-Term Investments and Other Assets and Liabilities (net)	9.2

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 85.4%
	Australia — 0.4%
185,008	Newcrest Mining, Ltd. *	1,837,001
283,615	Telstra Corp., Ltd.	1,394,665

	Total Australia	3,231,666

	Austria — 0.2%
182	Agrana Beteiligungs AG	21,669
6,652	CA Immobilien Anlagen AG *	126,140
14,153	EVN AG	206,953
3,766	Flughafen Wien AG	350,623
1,752	Oesterreichische Post AG	87,015
13,724	OMV AG	620,077
7,654	Verbund AG	148,232

	Total Austria	1,560,709

	Bahamas — 0.0%
1,372	United International Enterprises	288,500

	Belgium — 0.7%
1,163	Befimmo SA REIT	88,645
8,002	Elia System Operator SA	404,274
43,752	Groupe Bruxelles Lambert SA	4,546,043
47	Lotus Bakeries	61,773

	Total Belgium	5,100,735

	Bermuda — 0.5%
28,116	Bunge, Ltd.	2,126,694
6,221	China Yuchai International, Ltd.	132,010
9,000	Guoco Group, Ltd.	110,317
23,400	Jardine Matheson Holdings, Ltd.	1,387,854
13,600	Transport International Holdings, Ltd.	24,567
5,000	Wing On Co. International, Ltd.	13,806

	Total Bermuda	3,795,248

	Canada — 4.7%
39,313	Agnico-Eagle Mines, Ltd.	1,508,078
33,300	Bank of Montreal	2,456,662
11,500	Bank of Nova Scotia	768,070
65,052	Barrick Gold Corp.	1,190,452
49,619	BCE, Inc.	2,250,718
34,007	Bell Aliant, Inc. ‡	890,443
27,200	Canadian Imperial Bank of Commerce ‡	2,479,576
64,465	Canadian Natural Resources, Ltd.	2,967,393
15,000	Canadian Oil Sands, Ltd. ‡	340,515
24,500	Canadian Tire Corp., Ltd. Class A	2,354,659
85,676	Cenovus Energy, Inc.	2,773,332
19,200	Emera, Inc.	614,854
15,400	Empire Co., Ltd.	1,049,077
24,700	Fortis, Inc.	752,954
25,900	George Weston, Ltd.	1,913,899
89,244	Goldcorp, Inc.	2,490,800

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	Canada — continued
35,700	Jean Coutu Group PJC, Inc. (The) Class A	759,482
238,874	Kinross Gold Corp. *	988,938
3,600	Laurentian Bank of Canada	168,517
33,200	Manitoba Telecom Services, Inc.	964,379
9,300	Metro, Inc. ‡	575,995
97,023	Penn West Petroleum, Ltd. ‡	946,944
49,592	Potash Corp. of Saskatchewan, Inc.	1,882,512
14,700	Saputo, Inc.	882,290
48,400	Toronto-Dominion Bank	2,495,998
12,700	TransAlta Renewables, Inc.	139,263

	Total Canada	36,605,800

	Cayman Islands — 0.1%
362,600	Chow Tai Fook Jewellery Group, Ltd. ‡	554,870

	Denmark — 0.7%
6,051	Carlsberg AS Class B	651,751
1,035	Dfds AS	92,187
2,934	ISS A/S *	104,801
1,887	Ringkjoebing Landbobank AS	405,456
7,198	Royal UNIBREW AS *	1,131,545
7,629	Schouw & Co.	374,781
239,753	TDC AS	2,481,099

	Total Denmark	5,241,620

	France — 4.5%
1,437	Bongrain SA	123,951
58,322	Bouygues SA	2,426,690
6,427	Caisse Regionale de Credit Agricole Mutuel Nord de France	146,952
54,117	Carrefour SA	1,996,101
30,335	Cie de Saint-Gobain	1,711,374
112,043	Danone SA	8,320,617
9,338	Legrand SA	571,303
872	Manutan International	55,791
8,649	Neopost SA ‡	647,745
2,150	Orpea	150,804
120,162	Sanofi-Aventis	12,763,449
11,701	Sodexo	1,258,405
1,815	Stef	142,068
35,030	Total SA	2,531,399
1,723	Vetoquinol SA	85,350
47,209	Vivendi SA *	1,155,049
5,624	Wendel SA	805,431

	Total France	34,892,479

	Germany — 2.8%
36,139	Adidas AG	3,660,015
7,743	DaimlerChrysler AG	725,131
62,294	E.ON AG	1,286,171
17,772	Fielmann AG	2,563,433
4,362	Fraport AG Frankfurt Airport Services Worldwide	308,167
19,944	Fresenius Medical Care AG & Co. KGaA	1,340,468
40,990	HeidelbergCement AG	3,498,051

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
8,123	LEG Immobilien AG *	547,128
14,082	Merck KGaA	1,222,183
39,281	Rhoen Klinikum AG	1,297,212
53,029	SAP AG	4,094,904
16,323	Stada Arzneimittel AG	777,397

	Total Germany	21,320,260

	Hong Kong — 0.3%
6,500	Aeon Stores Hong Kong Co., Ltd.	7,280
284,000	CLP Holdings, Ltd.	2,323,198
6,973	Hysan Development Co., Ltd.	32,749
33,000	Miramar Hotel & Investment Co., Ltd.	40,663
233,000	Regal Real Estate Investment Trust REIT	62,832
109,000	Sunlight Real Estate Investment Trust REIT	45,989

	Total Hong Kong	2,512,711

	Ireland — 0.5%
57,689	CRH Plc	1,480,579
17,678	Greencore Group Plc	80,282
16,440	Kerry Group Plc	1,234,609
26,212	Willis Group Holdings Plc	1,134,980

	Total Ireland	3,930,450

	Israel — 0.8%
25,758	Azrieli Group	848,896
12,035	Bank Hapoalim, Ltd.	69,639
81,567	Israel Chemicals, Ltd.	699,401
35,424	Osem Investments, Ltd.	798,829
667	Paz Oil Co., Ltd.	107,926
16,768	Strauss Group, Ltd.	329,565
56,191	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	2,945,532

	Total Israel	5,799,788

	Italy — 0.1%
22,611	Amplifon Spa	142,158
40,855	Italcementi Spa ‡	385,963
136,120	Parmalat Spa	465,549

	Total Italy	993,670

	Japan — 6.5%
168,800	Astellas Pharma, Inc.	2,217,786
3,000	AT-Group Co., Ltd.	58,043
62,400	Bic Camera, Inc. ‡	483,530
59,800	Coca-Cola West Co., Ltd. ‡	1,031,839
21,600	Dydo Drinco, Inc.	989,329
6,600	Earth Chemical Co., Ltd.	254,084
14,600	Fancl Corp.	175,537
17,200	Fanuc, Ltd.	2,966,132
4,500	Fuji Co., Ltd.	94,438
4,800	Fukuda Denshi Co., Ltd.	279,552
5,600	Hirose Electric Co., Ltd.	831,943
71,000	House Foods Group, Inc.	1,330,922

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
84,000	Hoya Corp.	2,791,017
15,300	Inageya Co., Ltd.	154,805
41,300	Ito En, Ltd.	1,058,744
53,400	KDDI Corp.	3,257,081
1,000	Kentucky Fried Chicken, Ltd.	21,144
101,900	Kewpie Corp.	1,658,685
8,100	Keyence Corp.	3,533,681
19,200	Kose Corp.	733,468
316,000	Lion Corp. ‡	1,831,025
19,600	MISUMI Group, Inc.	539,215
65,300	Mitsubishi Estate Co., Ltd.	1,612,115
159,000	Morinaga & Co., Ltd.	345,294
163,000	Morinaga Milk Industry Co., Ltd. ‡	587,286
4,800	MOS Food Services, Inc. ‡	105,187
93,100	MS&AD Insurance Group Holdings	2,248,810
66,000	Nippon Flour Mills Co., Ltd.	351,157
11,200	Nippon Telegraph & Telephone Corp.	698,501
174,000	Nisshin Oillio Group, Ltd. (The)	637,224
25,000	Nissin Foods Holdings Co., Ltd.	1,285,721
3,300	Nitori Holdings Co., Ltd.	180,465
88,100	NKSJ Holdings, Inc.	2,372,408
23,500	Noevir Holdings Co., Ltd.	471,601
21,600	Nomura Research Institute, Ltd.	680,164
17,900	Ohsho Food Service Corp.	794,240
4,500	Okinawa Cellular Telephone Co.	121,223
3,100	Ono Pharmaceutical Co., Ltd.	272,958
1,000	Riken Vitamin Co., Ltd.	25,655
32,200	Royal Holdings Co., Ltd. ‡	539,395
58,800	Secom Co., Ltd.	3,592,834
21,000	Shimano, Inc.	2,329,994
5,700	Shin-Etsu Chemical Co., Ltd.	346,484
34,000	Showa Sangyo Co., Ltd.	123,508
12,300	SMC Corp.	3,291,575
4,500	Starbucks Coffee Japan, Ltd. ‡	51,705
9,000	Yamazaki Baking Co., Ltd.	112,383
61,400	Yoshinoya Holdings Co., Ltd. ‡	864,891

	Total Japan	50,334,778

	Malaysia — 0.0%
8,400	Genting Malaysia Bhd	10,987

	Mexico — 0.4%
79,913	Grupo Televisa SAB, Sponsored ADR	2,741,815
19,636	Industrias Penoles SAB de CV	491,634

	Total Mexico	3,233,449

	Netherlands — 0.9%
5,993	Heineken Holding NV	393,978
2,451	Sligro Food Group NV	101,345
87,331	TNT Express NV	790,353
124,635	Unilever NV, ADR	5,452,931

	Total Netherlands	6,738,607

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	New Zealand — 0.9%
721,050	Air New Zealand, Ltd.	1,313,136
304,283	Argosy Property, Ltd.	259,755
318,774	Auckland International Airport, Ltd.	1,088,501
63,164	Contact Energy, Ltd.	293,660
68,522	Fisher & Paykel Healthcare Corp., Ltd.	284,974
523,521	Infratil, Ltd.	1,120,712
7,766	Mainfreight, Ltd.	97,233
277,611	Meridian Energy, Ltd.	301,397
7,205	Nuplex Industries, Ltd.	19,430
224,078	Sky Network Television, Ltd.	1,347,836
136,028	Telecom Corp. of New Zealand, Ltd.	319,186
2,733	TrustPower, Ltd.	17,109
61,703	Vector, Ltd.	137,221
8,880	Warehouse Group, Ltd. (The)	24,102

	Total New Zealand	6,624,252

	Norway — 1.3%
5,525	Cermaq ASA	76,082
433,303	Norsk Hydro ASA	2,318,227
279,662	Orkla ASA	2,490,675
96,680	Statoil ASA	2,968,322
97,358	Telenor ASA	2,216,468

	Total Norway	10,069,774

	Portugal — 0.5%
555,394	EDP - Energias de Portugal SA	2,786,171
9,710	Portucel SA	45,480
134,899	REN - Redes Energeticas Nacionais SGPS SA	496,835
70,665	Sonaecom SGPS SA	170,766

	Total Portugal	3,499,252

	Russia — 0.1%
101,800	Gazprom OAO, Sponsored ADR	887,187
4,548	IBS Group Holding, Ltd., Reg S, GDR ‡‡‡	140,105

	Total Russia	1,027,292

	Singapore — 0.5%
7,000	Bukit Sembawang Estates, Ltd.	34,533
53,000	Fraser and Neave, Ltd.	128,817
116,000	Frasers Centrepoint Trust REIT	176,329
31,000	Frasers Centrepoint, Ltd.	46,128
20,000	Great Eastern Holdings, Ltd.	351,021
15,000	Hong Leong Finance, Ltd.	32,848
54,000	Indofood Agri Resources, Ltd.	42,666
284,000	M1, Ltd. ‡	799,615
22,000	OSIM International, Ltd.	47,471
17,000	Raffles Medical Group, Ltd.	55,501
127,000	Sheng Siong Group, Ltd.	66,217
12,000	Singapore Airlines, Ltd.	99,820
1,005,000	Singapore Post, Ltd. ‡	1,398,688
44,000	Singapore Press Holdings, Ltd.	147,178
101,000	Singapore Telecommunications, Ltd.	311,916
55,000	SPH REIT	45,221

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	Singapore — continued
65,000	StarHub, Ltd.	217,423
64,000	Yanlord Land Group, Ltd. ‡	57,241

	Total Singapore	4,058,633

	South Africa — 0.2%
89,550	AngloGold Ashanti, Ltd., Sponsored ADR *	1,541,155
93,255	Gold Fields, Ltd., Sponsored ADR ‡	346,909
8,772	Harmony Gold Mining Co., Ltd., Sponsored ADR *	26,053

	Total South Africa	1,914,117

	South Korea — 0.4%
13,851	Kia Motors Corp.	774,824
22,364	KT&G Corp.	1,978,235
304	Lotte Confectionery Co., Ltd.	580,478

	Total South Korea	3,333,537

	Spain — 0.3%
3,413	Endesa SA	132,010
329,676	Iberdrola SA	2,520,032

	Total Spain	2,652,042

	Sweden — 0.9%
9,269	Axfood AB	503,148
46,420	Hennes & Mauritz AB Class B	2,027,514
53,855	Investor AB Class B	2,019,557
286,209	TeliaSonera AB	2,089,623

	Total Sweden	6,639,842

	Switzerland — 4.1%
4,460	Allreal Holding AG *	633,694
3,541	Alpiq Holding AG *	407,686
280	APG SGA SA	91,565
3,396	Aryzta AG *	321,678
4,010	Bank Coop AG	186,527
863	Banque Cantonale de Geneve	209,230
7,630	Basler Kantonalbank	604,859
18	Bell AG	50,338
1,538	Berner Kantonalbank AG	331,603
94,632	Coca-Cola HBC AG *	2,171,442
2,501	Galenica AG	2,442,339
325	Graubuendner Kantonalbank	461,773
1,044	Intershop Holdings	412,043
2,500	Kuehne + Nagel International AG	332,657
180,146	Nestle SA	13,955,830
75,577	Novartis AG	6,843,520
3,971	Swisscom AG	2,308,357
43	Walliser Kantonalbank	33,894

	Total Switzerland	31,799,035

	Thailand — 0.1%
173,300	Bangkok Bank PCL NVDR	1,030,562

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — 6.0%
20,207	Anglo American Plc	494,078
21,493	AstraZeneca Plc	1,595,124
29,141	Berkeley Group Holdings Plc	1,204,810
43,764	BP Plc, Sponsored ADR	2,308,551
53,059	British American Tobacco Plc	3,155,341
23,517	Cranswick Plc	508,663
27,786	Dairy Crest Group Plc	223,534
81,357	Diageo Plc	2,595,758
89,887	Fresnillo Plc	1,340,205
112,561	GlaxoSmithKline Plc	3,010,110
107,864	Greggs Plc	988,551
50,619	Imperial Tobacco Group Plc	2,276,287
254,810	J Sainsbury Plc	1,374,591
18,713	Next Plc	2,071,767
60,713	Royal Dutch Shell Plc Class A (Amsterdam Exchange)	2,513,707
126,345	Smith & Nephew Plc	2,244,561
83,231	SSE Plc	2,230,036
20,112	Stock Spirits Group Plc *	102,736
25,341	Synergy Health Plc	610,943
115,603	Tate & Lyle Plc	1,353,008
2,830,435	Tesco Plc	13,754,189
202,002	WM Morrison Supermarkets Plc	633,451

	Total United Kingdom	46,590,001

	United States — 46.0%
25,641	3M Co.	3,672,817
1,540	Alleghany Corp. *	674,705
10,070	Alliant Techsystems, Inc.	1,348,574
59,640	Altria Group, Inc.	2,501,302
53,434	Amdocs, Ltd.	2,475,597
76,972	American Express Co.	7,302,334
15,530	Amsurg Corp. *	707,702
6,314	Apache Corp.	635,315
41,607	Archer-Daniels-Midland Co.	1,835,285
21,413	AT&T, Inc.	757,164
298	Atrion Corp.	97,148
10,788	Automatic Data Processing, Inc.	855,273
20,928	Avista Corp.	701,507
362,341	Bank of New York Mellon Corp. (The)	13,580,541
57,668	BB&T Corp.	2,273,849
14,603	Becton Dickinson and Co.	1,727,535
14	Berkshire Hathaway, Inc. Class A *	2,658,607
4,928	Brookline Bancorp, Inc.	46,175
6,316	Brown & Brown, Inc.	193,964
88,038	Cablevision Systems Corp. ‡	1,553,871
9,751	CACI International, Inc. Class A *	684,618
173,538	Capitol Federal Financial, Inc.	2,110,222
5,742	Charles River Laboratories International, Inc. *	307,312
702	Chemed Corp. ‡	65,791
12,393	Cigna Corp.	1,139,784
33,584	Cincinnati Financial Corp.	1,613,375
49,543	Cintas Corp.	3,147,962
152,599	Cisco Systems, Inc.	3,792,085
23,106	Clorox Co. (The)	2,111,888
586	Coca-Cola Bottling Co. Consolidated	43,171
69,030	Coca-Cola Co. (The)	2,924,111

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	United States — continued
53,510	Colgate-Palmolive Co.	3,648,312
76,912	Comcast Corp. Class A	4,101,717
4,635	Commvault Systems, Inc. *	227,903
14,219	Computer Sciences Corp.	898,641
57,953	ConocoPhillips	4,968,311
5,181	CR Bard, Inc.	740,935
20,421	CVS Caremark Corp.	1,539,131
28,981	Devon Energy Corp.	2,301,091
162,815	DIRECTV *	13,840,903
801	Dr Pepper Snapple Group, Inc.	46,923
25,509	DST Systems, Inc.	2,351,165
288,406	eBay, Inc. *	14,437,604
3,333	Eli Lilly & Co.	207,213
93,129	Empire District Electric Co. (The)	2,391,553
10,709	Energizer Holdings, Inc.	1,306,819
29,307	Entergy Corp.	2,405,812
7,755	Exxon Mobil Corp.	780,773
1,442	First American Financial Corp.	40,073
20,691	General Mills, Inc.	1,087,105
8,734	Google, Inc. Class A *	5,106,508
8,734	Google, Inc. Class C *	5,024,495
15,721	H&R Block, Inc.	526,968
30,185	Harris Corp.	2,286,514
25,092	HealthSouth Corp.	900,050
19,637	Henry Schein, Inc. *	2,330,323
46,217	Hill-Rom Holdings, Inc.	1,918,468
138,722	Intel Corp.	4,286,510
11,294	Intuit, Inc.	909,506
26,670	Jack Henry & Associates, Inc.	1,584,998
52,483	Johnson & Johnson	5,490,771
29,546	Kaiser Aluminum Corp.	2,153,017
35,961	Kellogg Co.	2,362,638
21,346	Kimberly-Clark Corp.	2,374,102
6,823	L-3 Communications Holdings, Inc.	823,877
23,554	Laboratory Corp. of America Holdings *	2,411,930
75,756	Liberty Media Corp. - Interactive Class A *	2,224,196
24,610	LifePoint Hospitals, Inc. *	1,528,281
49,567	Linear Technology Corp.	2,333,119
10,624	Lockheed Martin Corp.	1,707,595
304,924	Lowe’s Cos., Inc.	14,633,303
11,345	Martin Marietta Materials, Inc.	1,498,107
106,194	Mastercard, Inc. Class A	7,802,073
61,834	McDonald’s Corp.	6,229,157
30,813	MEDNAX, Inc. *	1,791,776
37,223	Medtronic, Inc.	2,373,338
501,270	Microsoft Corp.	20,902,959
11,876	Monster Worldwide, Inc. *	77,669
3,891	National Healthcare Corp.	219,024
34,904	National Oilwell Varco, Inc.	2,874,344
8,371	NetApp, Inc.	305,709
14,406	Newmont Mining Corp.	366,489
18,691	Nordstrom, Inc.	1,269,680
14,744	Northrop Grumman Corp.	1,763,825
21,511	Northwest Bancshares, Inc.	291,904
8,044	NOW, Inc. *	291,273
13,958	Omnicare, Inc.	929,184
38,592	Omnicom Group, Inc.	2,748,522

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	United States — continued
376,144	Oracle Corp.	15,245,116
64,922	Owens & Minor, Inc. ‡	2,206,050
50,435	Patterson Cos., Inc.	1,992,687
50,696	People’s United Financial, Inc.	769,058
25,946	PepsiCo, Inc.	2,318,016
26,582	Philip Morris International, Inc.	2,241,128
35,329	Plum Creek Timber Co., Inc. REIT	1,593,338
11,200	Procter & Gamble Co. (The)	880,208
28,919	Provident Financial Services, Inc.	500,877
28,973	QUALCOMM, Inc.	2,294,662
21,354	Quest Diagnostics, Inc.	1,253,266
5,635	Rayonier Advanced Materials, Inc. *	218,356
16,905	Rayonier, Inc. REIT	600,973
6,024	San Juan Basin Royalty Trust	116,203
21,179	Scotts Miracle-Gro Co. (The) Class A	1,204,238
81,096	State Street Corp.	5,454,517
44,158	Steel Dynamics, Inc.	792,636
13,880	STERIS Corp.	742,302
46,681	Sysco Corp.	1,748,203
225,326	Target Corp.	13,057,642
42,918	Teradata Corp. *	1,725,304
20,160	Tyson Foods, Inc. Class A	756,806
17,302	Universal Corp. ‡	957,666
1,299	Universal Health Services, Inc. Class B	124,392
202,797	US Bancorp	8,785,166
2,464	Vectren Corp.	104,720
8,924	VeriSign, Inc. *	435,580
58,352	Visa, Inc. Class A	12,295,350
18,058	Vulcan Materials Co.	1,151,197
138,452	Wal-Mart Stores, Inc.	10,393,592
19,353	WellPoint, Inc.	2,082,576
199,458	Wells Fargo & Co.	10,483,512
16,568	Westar Energy, Inc.	632,732
59,968	Weyerhaeuser Co. REIT	1,984,341
32,884	WR Berkley Corp.	1,522,858
145,278	Yum! Brands, Inc.	11,796,574
6,773	Zimmer Holdings, Inc.	703,444

	Total United States	356,679,056

	TOTAL COMMON STOCKS (COST $577,796,162)	662,063,722

	INVESTMENT COMPANY — 1.6%
	United States — 1.6%
97,415	SPDR Gold Shares * ‡	12,473,017

	TOTAL INVESTMENT COMPANY (COST $13,487,753)	12,473,017

	PREFERRED STOCKS — 0.1%
	Germany — 0.1%
5,453	Henkel AG & Co. KGaA, 1.41%	630,353
1,433	Hornbach Holding AG, 0.90%	147,110

	Total Germany	777,463

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

Shares	Description	Value ($)
	Japan — 0.0%
113	Shinkin Central Bank, 3.24%	219,742

	Sweden — 0.0%
22,057	Sagax AB, 5.92%	112,176

	TOTAL PREFERRED STOCKS (COST $1,077,278)	1,109,381

	WARRANTS — 0.1%
	United States — 0.1%
34,589	JPMorgan Chase & Co., Strike Price $0.00, Expires 10/28/18 *	668,605

	TOTAL WARRANTS (COST $520,145)	668,605

Par Value**	Description	Value ($)
	DEBT OBLIGATIONS
	SOVEREIGN DEBT OBLIGATION — 0.1%
734,000SGD	Singapore Government Bond, 2.38%, due 04/01/17	619,983

	TOTAL DEBT OBLIGATIONS (COST $619,633)	619,983

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 14.8%
	Bank Deposit — 12.3%
95,045,494	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/14	95,045,494

	Securities Lending Collateral — 2.5%
19,355,135	State Street Navigator Securities Lending Prime Portfolio ***	19,355,135

	TOTAL SHORT-TERM INVESTMENTS (COST $114,400,629)	114,400,629

	TOTAL INVESTMENTS — 102.1% (COST $707,901,600)	791,335,337
	Other Assets and Liabilities (net) — (2.1)%	(16,030,360)

	NET ASSETS — 100.0%	$775,304,977

Notes to Schedule of Investments:

ADR – American Depository Receipt

GDR – Global Depository Receipt

NVDR – Non-Voting Depository Receipt

REIT – Real Estate Investment Trust

*	Non-income producing security
***	Represents an investment of securities lending cash collateral.
‡	All or a portion of this security is out on loan.

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2014 (Unaudited)

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

A summary of outstanding financial instruments at June 30, 2014 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Unrealized Appreciation (Depreciation)
Buys
07/16/14	EUR	JPMorgan Chase Bank	770,000	$1,054,301	$4,245

Sales
11/19/14	EUR	Bank of New York	1,383,000	$1,894,574	$30,666
08/20/14	EUR	Bank of New York	1,158,000	1,585,769	(12,525)
09/17/14	EUR	Goldman Sachs	1,956,000	2,678,840	45,222
12/17/14	EUR	HSBC Bank USA	43,000	58,913	(712)
07/16/14	EUR	JPMorgan Chase Bank	1,214,000	1,662,236	(17,023)
10/15/14	EUR	UBS AG	1,073,000	1,469,692	17,277
08/20/14	GBP	Bank of New York	91,000	155,537	(4,910)
11/19/14	GBP	Bank of New York	51,000	87,087	(705)
09/17/14	GBP	Goldman Sachs	8,000	13,670	(337)
12/17/14	GBP	HSBC Bank USA	79,000	134,856	(2,390)
07/16/14	GBP	JPMorgan Chase Bank	54,000	92,322	(3,551)
10/15/14	GBP	UBS AG	48,000	81,998	(1,626)
11/19/14	JPY	Bank of New York	182,374,000	1,802,213	(7,396)
09/17/14	JPY	Goldman Sachs	256,826,000	2,536,578	(24,021)
12/17/14	JPY	HSBC Bank USA	69,526,000	687,227	(5,098)
07/16/14	JPY	JPMorgan Chase Bank	190,991,000	1,885,507	(61,890)
10/15/14	JPY	UBS AG	168,161,000	1,661,237	(9,620)

					$(58,639)

Currency Abbreviations

EUR – Euro

GBP – British Pound Sterling

JPY – Japanese Yen

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
182	MSCI EAFE E-mini Index	September 2014	$17,916,990	$94,709
247	S&P 500 E-mini Index	September 2014	24,112,140	269,086
12	S&P/TSX 60 Index	September 2014	1,946,092	26,177

				$389,972

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Food	9.6
Retail	9.3
Banks	6.8
Software	5.5
Pharmaceuticals	4.8
Telecommunications	4.2
Internet	3.7
Oil & Gas	3.6
Commercial Services	3.4
Media	3.2
Electric	3.0
Health Care - Products	2.3
Agriculture	2.1
Mining	2.1
Beverages	1.9
Health Care - Services	1.9
Insurance	1.7
Commodity Fund	1.6
Electronics	1.4
Building Materials	1.0
Cosmetics & Personal Care	1.0
Diversified Financial Services	1.0
Holding Companies - Diversified	1.0
Computers	0.9
Household Products & Wares	0.9
Semiconductors	0.9
Aerospace & Defense	0.7
Engineering & Construction	0.6
Real Estate	0.6
Apparel	0.5
Miscellaneous - Manufacturing	0.5
Advertising	0.4
Chemicals	0.4
Hand & Machine Tools	0.4
Metal Fabricate & Hardware	0.4
Oil & Gas Services	0.4
REITS	0.4
Savings & Loans	0.4
Textiles	0.4
Distribution & Wholesale	0.3
Electrical Components & Equipment	0.3
Leisure Time	0.3
Transportation	0.3
Airlines	0.2
Auto Manufacturers	0.2
Forest Products & Paper	0.2
Investment Companies	0.2
Home Builders	0.1
Iron & Steel	0.1

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Office & Business Equipment	0.1
Sovereign	0.1
Auto Parts & Equipment	0.0
Biotechnology	0.0
Energy-Alternate Sources	0.0
Gas	0.0
Lodging	0.0
Short-Term Investments and Other Assets and Liabilities (net)	12.7

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer Funds

Notes to Schedule of Investments

June 30, 2014 (Unaudited)

1.	Organization

Mercer Funds (the “Trust”) consists of the following nine series: Mercer US Large Cap Growth Equity Fund (“Large Cap Growth”), Mercer US Large Cap Value Equity Fund (“Large Cap Value”), Mercer US Small/Mid Cap Growth Equity Fund (“Small/Mid Cap Growth”), Mercer US Small/Mid Cap Value Equity Fund (“Small/Mid Cap Value”), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Fixed Income Fund (“Core Fixed”) (formerly known as Mercer Core Opportunistic Fixed Income Fund), Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed”), Mercer Emerging Markets Equity Fund (“Emerging Markets”) and Mercer Global Low Volatility Equity Fund (“Global Low Volatility”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds’ investment advisor is Mercer Investment Management, Inc. (the “Advisor”). The Advisor manages each Fund using a “manager of managers” approach by selecting one or more subadvisors (each a “Subadvisor,” and collectively referred to as the “Subadvisors”) to manage each Fund’s assets.

Under the 1940 Act, each Fund is classified as “diversified”, with the exception of Opportunistic Fixed. Opportunistic Fixed is classified as “non-diversified” under the 1940 Act, as amended, and may invest a larger percentage of its assets in fewer issuers than diversified funds.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap Growth	Long-term total return, which includes capital appreciation and income
Large Cap Value	Long-term total return, which includes capital appreciation and income
Small/Mid Cap Growth	Long-term total return, comprised primarily of capital appreciation
Small/Mid Cap Value	Long-term total return, comprised primarily of capital appreciation
Non-US Core Equity	Long-term total return, which includes capital appreciation and income
Core Fixed	Total return, consisting of both current income and capital appreciation
Opportunistic Fixed	Long-term total return, which includes capital appreciation and income
Emerging Markets	Long-term total return, which includes capital appreciation and income
Global Low Volatility	Long-term total return, which includes capital appreciation and income

Each Fund has registered and is authorized to offer interests in four classes of shares: Class S, Class Y-1, Class Y-2 and Class Y-3. The principal difference between the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of June 30, 2014, only the Class Y-3 shares of each Fund had commenced operations.

2.	Significant Accounting Policies

The following are significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Security Valuation

Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued or, lacking any sales on such day, at the last available bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or the applicable Subadvisor as the primary market for such securities. Securities traded in the over-the-counter (“OTC”) market and listed on the NASDAQ Stock Market (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price; other OTC securities are valued at the last bid price available prior to valuation (other than short-term investments, which are valued as described below). The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the exchange rate in effect at a uniform time on each business day. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board of Trustees of the Trust (the “Board”) has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.

Certain fixed-income securities may be valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each such determination is based on consideration of relevant factors, and judgment is made by or at the direction of the Board. Each Fund generally values short-term investments, which mature in 60 days or less, at amortized cost, which approximates fair value unless the Board determines that this approach does not represent fair value.

Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Futures traded on inactive markets are valued using broker quotations. OTC derivative financial instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of pricing service providers or broker dealer quotations. Depending on the derivative type and the terms of the derivative, the value of the derivative financial instruments is assigned by pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.

Senior secured floating rate loans and senior secured floating rate debt securities are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.

The Board has delegated its responsibility for valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the applicable Subadvisor) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board.

The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that a Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. A Fund’s value for a particular security may be different from the last quoted market price.

The Funds follow a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices unadjusted in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2014 in valuing the assets and liabilities for which fair valuation was used:

Large Cap Growth

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Agriculture	$7,181,656	$—	$—	$7,181,656
Apparel	15,010,830	—	—	15,010,830
Auto Manufacturers	3,036,519	—	—	3,036,519
Beverages	17,749,418	—	—	17,749,418
Biotechnology	26,092,306	—	—	26,092,306
Commercial Services	13,412,534	—	—	13,412,534
Computers	14,954,945	—	—	14,954,945
Distribution & Wholesale	8,133,825	—	—	8,133,825
Diversified Financial Services	2,200,181	—	—	2,200,181
Food	19,295,333	—	—	19,295,333
Health Care - Products	1,606,020	—	—	1,606,020
Internet	72,679,631	—	—	72,679,631
Lodging	5,547,702	—	—	5,547,702
Media	34,477,882	—	—	34,477,882
Metal Fabricate & Hardware	2,649,191	—	—	2,649,191
Oil & Gas	6,026,691	—	—	6,026,691
Oil & Gas Services	11,484,752	—	—	11,484,752
Pharmaceuticals	10,545,740	—	—	10,545,740

Retail	39,164,119	—	—	39,164,119
Semiconductors	7,712,482	—	—	7,712,482
Software	17,735,447	—	—	17,735,447
Telecommunications	8,078,400	—	—	8,078,400

Total Common Stocks	344,775,604	—	—	344,775,604

Short-Term Investments
Bank Deposits	—	37,011,779	—	37,011,779
Securities Lending Collateral	—	17,636,901	—	17,636,901

Total Short-Term Investments	—	54,648,680	—	54,648,680

Futures Contracts*
Buys	185,905	—	—	185,905

Total Futures Contracts	185,905	—	—	185,905

Total	$344,961,509	$54,648,680	$—	$399,610,189

*	Futures contracts are valued at unrealized appreciation/depreciation.

Large Cap Value

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Advertising	$1,122,356	$—	$—	$1,122,356
Aerospace & Defense	8,996,547	—	—	8,996,547
Agriculture	3,650,321	—	—	3,650,321
Airlines	3,831,861	—	—	3,831,861
Auto Manufacturers	8,635,577	—	—	8,635,577
Auto Parts & Equipment	1,151,335	—	—	1,151,335
Banks	24,836,375	—	—	24,836,375
Beverages	5,342,951	—	—	5,342,951
Biotechnology	813,202	—	—	813,202
Building Materials	1,980,604	—	—	1,980,604
Chemicals	6,400,414	—	—	6,400,414
Commercial Services	6,141,710	—	—	6,141,710
Computers	19,210,871	—	—	19,210,871
Cosmetics & Personal Care	378,691	—	—	378,691
Diversified Financial Services	38,229,163	—	—	38,229,163
Electric	3,414,315	—	—	3,414,315
Electrical Components & Equipment	692,108	—	—	692,108
Electronics	2,061,549	—	—	2,061,549
Entertainment	561,660	—	—	561,660
Food	846,902	—	—	846,902
Forest Products & Paper	1,138,351	—	—	1,138,351
Gas	552,389	—	—	552,389
Hand & Machine Tools	522,968	—	—	522,968
Health Care - Products	6,912,785	—	—	6,912,785
Health Care - Services	6,278,138	—	—	6,278,138
Insurance	23,108,663	—	—	23,108,663
Internet	3,135,028	—	—	3,135,028
Iron & Steel	1,506,632	—	—	1,506,632
Leisure Time	916,025	—	—	916,025
Lodging	463,709	—	—	463,709
Machinery - Construction & Mining	2,205,791	—	—	2,205,791
Machinery - Diversified	3,255,568	—	—	3,255,568
Media	21,479,215	—	—	21,479,215
Mining	668,100	—	—	668,100
Miscellaneous - Manufacturing	8,073,420	—	—	8,073,420
Office & Business Equipment	496,393	—	—	496,393
Oil & Gas	39,467,268	—	—	39,467,268
Oil & Gas Services	7,712,634	—	—	7,712,634

Packaging & Containers	1,572,374	—	—	1,572,374
Pharmaceuticals	22,846,687	—	—	22,846,687
REITS	2,789,767	—	—	2,789,767
Retail	17,803,310	—	—	17,803,310
Semiconductors	8,161,935	—	—	8,161,935
Software	8,006,614	—	—	8,006,614
Telecommunications	23,550,850	—	—	23,550,850
Transportation	1,188,828	—	—	1,188,828

Total Common Stocks	352,111,954	—	—	352,111,954

Investment Company
Investment Company	471,918	—	—	471,918

Total Investment Company	471,918	—	—	471,918

Short-Term Investments
Bank Deposits	—	15,510,784	—	15,510,784
Securities Lending Collateral	—	6,822,231	—	6,822,231

Total Short-Term Investments	—	22,333,015	—	22,333,015

Futures Contracts*
Buys	84,409	—	—	84,409

Total Futures Contracts	84,409	—	—	84,409

Total	$352,668,281	$22,333,015	$—	$375,001,296

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts*
Sales	$—	$(39,043)	$—	$(39,043)

Total Forward Foreign Currency Contracts	—	(39,043)	—	(39,043)

Total	$—	$(39,043)	$—	$(39,043)

*	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation.

Small/Mid Cap Growth

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$5,261,222	$—	$—	$5,261,222
Apparel	1,041,185	—	—	1,041,185
Auto Parts & Equipment	4,588,023	—	—	4,588,023
Banks	5,273,427	—	—	5,273,427
Biotechnology	2,805,914	—	—	2,805,914
Building Materials	5,576,212	—	—	5,576,212
Chemicals	17,213,810	—	—	17,213,810
Coal	3,208,315	—	—	3,208,315
Commercial Services	30,248,424	—	—	30,248,424
Computers	14,593,932	—	—	14,593,932
Distribution & Wholesale	6,314,215	—	—	6,314,215
Diversified Financial Services	14,528,640	—	—	14,528,640
Electrical Components & Equipment	5,579,480	—	—	5,579,480
Electronics	2,526,443	—	—	2,526,443
Entertainment	2,414,992	—	—	2,414,992
Environmental Control	1,185,931	—	—	1,185,931

Food	1,103,837	—		—	1,103,837
Hand & Machine Tools	3,783,233	—		—	3,783,233
Health Care - Products	20,296,559	—		—	20,296,559
Health Care - Services	17,291,220	—		—	17,291,220
Home Furnishings	5,428,842	—		—	5,428,842
Household Products & Wares	4,425,167	—		—	4,425,167
Insurance	2,066,424	—		—	2,066,424
Internet	12,846,038	—		—	12,846,038
Leisure Time	1,707,186	—		—	1,707,186
Lodging	1,628,964	—		—	1,628,964
Machinery - Construction & Mining	1,771,081	—		—	1,771,081
Machinery - Diversified	11,042,502	—		—	11,042,502
Media	1,641,198	—		—	1,641,198
Metal Fabricate & Hardware	3,873,664	—		—	3,873,664
Miscellaneous - Manufacturing	2,655,493	—		—	2,655,493
Oil & Gas	14,627,489	—		—	14,627,489
Oil & Gas Services	4,853,093	—		—	4,853,093
Packaging & Containers	7,178,742	—		—	7,178,742
Pharmaceuticals	15,666,695	—		—	15,666,695
REITS	6,631,845	—		—	6,631,845
Real Estate	2,750,246	—		—	2,750,246
Retail	34,821,805	—		—	34,821,805
Semiconductors	6,468,791	—		—	6,468,791
Software	42,891,597	—		—	42,891,597
Telecommunications	12,017,456	—		—	12,017,456
Transportation	12,066,932	—		—	12,066,932

Total Common Stocks	373,896,264	—		—	373,896,264

Warrants
Oil & Gas	—	0	*	—	—

Total Warrants	—	0		—	—

Short-Term Investments
Bank Deposits	—	39,910,153		—	39,910,153
Securities Lending Collateral	—	41,542,177		—	41,542,177

Total Short-Term Investments	—	81,452,330		—	81,452,330

Futures Contracts**
Buys	395,045	—		—	395,045

Total Futures Contracts	395,045	—		—	395,045

Total	$374,291,309	$81,452,330		$—	$455,743,639

*	Represents one security at $0 value as of June 30, 2014.
**	Futures contracts are valued at unrealized appreciation/depreciation.

Small/Mid Cap Value

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$6,597,454	$—	$—	$6,597,454
Airlines	1,304,984	—	—	1,304,984
Apparel	3,720,614	—	—	3,720,614
Auto Parts & Equipment	5,361,482	—	—	5,361,482
Banks	15,510,258	—	—	15,510,258
Biotechnology	8,054,934	—	—	8,054,934
Building Materials	3,948,996	—	—	3,948,996
Chemicals	7,227,465	—	—	7,227,465
Commercial Services	16,011,354	—	—	16,011,354
Computers	3,511,675	—	—	3,511,675
Cosmetics & Personal Care	5,088,761	—	—	5,088,761

Distribution & Wholesale	4,072,670	—	—	4,072,670
Diversified Financial Services	10,971,473	—	—	10,971,473
Electric	3,854,432	—	—	3,854,432
Electrical Components & Equipment	3,895,324	—	—	3,895,324
Electronics	9,324,079	—	—	9,324,079
Energy-Alternate Sources	1,456,019	—	—	1,456,019
Engineering & Construction	2,462,523	—	—	2,462,523
Entertainment	7,510,222	—	—	7,510,222
Environmental Control	2,674,980	—	—	2,674,980
Food	4,451,440	—	—	4,451,440
Forest Products & Paper	8,541,025	—	—	8,541,025
Gas	4,490,992	—	—	4,490,992
Hand & Machine Tools	1,145,012	—	—	1,145,012
Health Care - Products	7,949,682	—	—	7,949,682
Health Care - Services	6,763,459	—	—	6,763,459
Home Builders	1,514,128	—	—	1,514,128
Home Furnishings	5,538,684	—	—	5,538,684
Insurance	27,566,036	—	—	27,566,036
Internet	5,689,759	—	—	5,689,759
Investment Company	1,600,825	—	—	1,600,825
Iron & Steel	2,514,551	—	—	2,514,551
Leisure Time	2,295,724	—	—	2,295,724
Lodging	1,584,924	—	—	1,584,924
Machinery - Diversified	2,315,067	—	—	2,315,067
Media	5,580,291	—	—	5,580,291
Mining	3,331,645	—	—	3,331,645
Miscellaneous - Manufacturing	11,300,214	—	—	11,300,214
Office & Business Equipment	3,922,761	—	—	3,922,761
Oil & Gas	23,197,506	—	—	23,197,506
Oil & Gas Services	4,002,344	—	—	4,002,344
Packaging & Containers	1,237,392	—	—	1,237,392
Pharmaceuticals	4,945,144	—	—	4,945,144
Pipelines	2,922,782	—	—	2,922,782
Real Estate	10,393,010	—	—	10,393,010
REITS	18,062,224	—	—	18,062,224
Retail	16,286,160	—	—	16,286,160
Savings & Loans	908,920	—	—	908,920
Semiconductors	26,991,809	—	—	26,991,809
Shipbuilding	906,645	—	—	906,645
Software	7,816,082	—	—	7,816,082
Telecommunications	13,676,415	—	—	13,676,415
Textiles	2,597,636	—	—	2,597,636
Transportation	12,085,402	—	—	12,085,402
Trucking & Leasing	5,422,605	—	—	5,422,605
Water	1,919,618	—	—	1,919,618

Total Common Stocks	384,027,612	—	—	384,027,612

Short-Term Investments
Bank Deposit	—	23,604,265	—	23,604,265
Securities Lending Collateral	—	36,423,627	—	36,423,627

Total Short-Term Investments	—	60,027,892	—	60,027,892

Futures Contracts*
Buys	328,331	—	—	328,331

Total Futures Contracts	328,331	—	—	328,331

Total	$384,355,943	$60,027,892	$—	$444,383,835

*	Futures contracts are valued at unrealized appreciation/depreciation.

Non-US Core Equity

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$65,366,034	$0	*	$—	$65,366,034
Austria	8,775,967	—		—	8,775,967
Belgium	19,994,104	—		—	19,994,104
Bermuda	22,297,633	—		—	22,297,633
Brazil	7,973,511	—		—	7,973,511
Canada	35,279,772	—		—	35,279,772
Cayman Islands	14,106,717	—		—	14,106,717
China	4,477,943	—		—	4,477,943
Denmark	52,634,996	—		—	52,634,996
Finland	34,413,593	—		—	34,413,593
France	162,851,325	—		—	162,851,325
Germany	158,493,109	—		—	158,493,109
Hong Kong	10,564,568	—		—	10,564,568
India	22,332,358	—		—	22,332,358
Indonesia	8,784,635	—		—	8,784,635
Ireland	5,876,027	—		—	5,876,027
Israel	495,608	—		—	495,608
Italy	69,419,511	—		—	69,419,511
Japan	394,321,295	—		—	394,321,295
Luxembourg	13,903,440	—		—	13,903,440
Malaysia	4,226,132	—		—	4,226,132
Malta	1,449,703	—		—	1,449,703
Mexico	1,392,992	—		—	1,392,992
Netherlands	74,691,731	—		—	74,691,731
New Zealand	8,970,440	—		—	8,970,440
Norway	32,159,509	—		—	32,159,509
Portugal	3,150,497	—		—	3,150,497
Singapore	12,490,267	—		—	12,490,267
South Africa	2,684,530	—		—	2,684,530
South Korea	9,861,969	—		—	9,861,969
Spain	107,352,394	—		—	107,352,394
Sweden	52,516,712	—		—	52,516,712
Switzerland	139,545,122	—		—	139,545,122
Taiwan	17,348,509	—		—	17,348,509
Thailand	297,242	2,480,365		—	2,777,607
United Kingdom	373,418,976	—		—	373,418,976
United States	4,875,201	—		—	4,875,201

Total Common Stocks	1,958,794,072	2,480,365		—	1,961,274,437

Investment Companies
United States	19,242,326	—		—	19,242,326

Total Investment Companies	19,242,326	—		—	19,242,326

Preferred Stocks
Brazil	1,514,155	—		—	1,514,155
Germany	20,134,089	—		—	20,134,089

Total Preferred Stocks	21,648,244	—		—	21,648,244

Rights
Spain	99,315	—		—	99,315

Total Rights	99,315	—		—	99,315

Options Purchased
Call Options	—	87,741		—	87,741
Put Options	—	15,785		—	15,785

Total Options Purchased	—	103,526		—	103,526

Short-Term Investments
Bank Deposits	—	96,125,777		—	96,125,777
Securities Lending Collateral	—	80,208,555		—	80,208,555

Total Short-Term Investments	—	176,334,332		—	176,334,332

Futures Contracts**
Buys	390,758	—	—	390,758

Total Futures Contracts	390,758	—	—	390,758

Total	$2,000,174,715	$178,918,223	$—	$2,179,092,938

*	Represents one security at $0 value as of June 30, 2014.
**	Futures contracts are valued at unrealized appreciation/depreciation.

Core Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Debt Obligations
Asset Backed Securities	$—	$100,347,187	$—		$100,347,187
Corporate Debt	—	331,498,934	0	*	331,498,934
Mortgage Backed Securities - Private Issuers	—	85,636,728	—		85,636,728
Mortgage Backed Securities - U.S. Government Agency Obligations	—	209,679,815	—		209,679,815
Municipal Obligations	—	23,723,418	—		23,723,418
Sovereign Debt Obligations	—	5,890,113	—		5,890,113
U.S. Government and Agency Obligations	—	145,693,808	—		145,693,808

Total Debt Obligations	—	902,470,003	0		902,470,003

Preferred Stocks
Diversified Financial Services	2,542,860	—	—		2,542,860

Total Preferred Stocks	2,542,860	—	—		2,542,860

Short-Term Investments
Bank Deposits	—	56,024,882	—		56,024,882
Securities Lending Collateral	—	2,556,506	—		2,556,506

Total Short-Term Investments	—	58,581,388	—		58,581,388

Futures Contracts**
Buys	68,544	—	—		68,544

Total Futures Contracts	68,544	—	—		68,544

Swap Contracts
Centrally Cleared Interest Rate Swaps**	—	3,341	—		3,341

Total Swap Contracts	—	3,341	—		3,341

Total	$2,611,404	$961,054,732	$0		$963,666,136

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts**
Sales	$(52,482)	$—	$—	$(52,482)

Total Futures Contracts	(52,482)	—	—	(52,482)

Swap Contracts
Centrally Cleared Interest Rate Swaps**	—	(33,492)	—	(33,492)

Total Swap Contracts	—	(33,492)	—	(33,492)

Total	$(52,482)	$(33,492)	$—	$(85,974)

*	Represents four securities at $0 value as of June 30, 2014.
**	Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation.

Opportunistic Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
Corporate Debt	$—	$138,300,089	$—	$138,300,089
Sovereign Debt Obligations	—	144,710,324	—	144,710,324

Total Debt Obligations	—	283,010,413	—	283,010,413

Preferred Stock
Diversified Financial Services	382,200	—	—	382,200

Total Preferred Stock	382,200	—	—	382,200

Short-Term Investments
Bank Deposits	—	22,138,771	—	22,138,771

Total Short-Term Investments	—	22,138,771	—	22,138,771

Cross Currency Foreign Currency Contracts*	—	124,616	—	124,616

Forward Foreign Currency Contracts*
Buys	—	1,828,970	—	1,828,970
Sales	—	260,872	—	260,872

Total Forward Foreign Currency Contracts	—	2,089,842	—	2,089,842

Total	$382,200	$307,363,642	$—	$307,745,842

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cross Currency Foreign Currency Contracts*	—	(42,618)	—	(42,618)

Forward Foreign Currency Contracts*
Buys	$—	$(466,958)	$—	$(466,958)
Sales	—	(1,643,557)	—	(1,643,557)

Total Forward Foreign Currency Contracts	—	(2,110,515)	—	(2,110,515)

Futures Contracts*
Sales	(56,765)	—	—	(56,765)

Total Futures Contracts	(56,765)	—	—	(56,765)

Total	$(56,765)	$(2,153,133)	$—	$(2,209,898)

*	Cross currency foreign currency contracts, Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation.

Emerging Markets

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Bermuda	$10,010,346	$—	$—	$10,010,346
Brazil	71,138,913	—	—	71,138,913
British Virgin Islands	979,738	—	—	979,738
Cayman Islands	42,156,584	—	—	42,156,584
Chile	13,178,605	—	—	13,178,605
China	88,244,998	—	—	88,244,998
Colombia	2,428,548	—	—	2,428,548
Czech Republic	5,758,410	—	—	5,758,410
Denmark	1,588,716	—	—	1,588,716
Germany	2,531,329	—	—	2,531,329
Hong Kong	41,405,994	—	—	41,405,994
Hungary	1,717,078	—	—	1,717,078
India	95,833,783	—	—	95,833,783
Indonesia	24,536,788	—	—	24,536,788
Luxembourg	2,743,257	—	—	2,743,257
Malaysia	31,639,369	—	—	31,639,369
Mexico	43,559,859	—	—	43,559,859
Netherlands	2,027,239	—	—	2,027,239
Panama	1,229,430	—	—	1,229,430
Peru	149,987	—	—	149,987
Philippines	4,944,025	—	—	4,944,025
Poland	12,256,426	—	—	12,256,426
Russia	36,394,387	6,023,277	—	42,417,664
Singapore	1,294,452	—	—	1,294,452
South Africa	51,677,659	—	—	51,677,659
South Korea	102,869,657	—	—	102,869,657
Switzerland	2,195,885	—	—	2,195,885
Taiwan	104,536,990	—	—	104,536,990
Thailand	15,291,839	13,465,683	—	28,757,522
Turkey	15,875,391	—	—	15,875,391
United Kingdom	21,235,330	—	—	21,235,330
United States	3,846,712	—	—	3,846,712

Total Common Stocks	855,277,724	19,488,960	—	874,766,684

Preferred Stocks
Brazil	17,623,405	—	—	17,623,405
Colombia	3,119,380	—	—	3,119,380
India	26,970	—	—	26,970

Total Preferred Stocks	20,769,755	—	—	20,769,755

Rights
Chile	950	—	—	950

Total Rights	950	—	—	950

Short-Term Investments
Bank Deposits	—	66,060,032	—	66,060,032
Investment Fund	—	13,160,000	—	13,160,000
Securities Lending Collateral	—	39,330,070	—	39,330,070

Total Short-Term Investments	—	118,550,102	—	118,550,102

Forward Foreign Currency Contracts*
Buys	—	1,871,348	—	1,871,348
Sales	—	142,065	—	142,065

Total Forward Foreign Currency Contracts	—	2,013,413	—	2,013,413

Futures Contracts*
Buys	200,027	—	—	200,027
Sales	109,905	—	—	109,905

Total Futures Contracts	309,932	—	—	309,932

Synthetic Futures	—	95,614	—	95,614

Total Synthetic Futures	—	95,614	—	95,614

Total	$876,358,361	$140,148,089	$—	$1,016,506,450

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts*
Buys	$—	$(1,016,173)	$—	$(1,016,173)
Sales	—	(1,518,269)	—	(1,518,269)

Total Forward Foreign Currency Contracts	—	(2,534,442)	—	(2,534,442)

Futures Contracts*
Buys	(17,819)	—	—	(17,819)
Sales	(17,981)	—	—	(17,981)

Total Futures Contracts	(35,800)	—	—	(35,800)

Synthetic Futures	—	(710,288)	—	(710,288)

Total Synthetic Futures	—	(710,288)	—	(710,288)

Total	$(35,800)	$(3,244,730)	$—	$(3,280,530)

*	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation.

Global Low Volatility

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$3,231,666	$—	$—	$3,231,666
Austria	1,560,709	—	—	1,560,709
Bahamas	288,500	—	—	288,500
Belgium	5,100,735	—	—	5,100,735
Bermuda	3,795,248	—	—	3,795,248
Canada	36,605,800	—	—	36,605,800
Cayman Islands	554,870	—	—	554,870
Denmark	5,241,620	—	—	5,241,620
France	34,892,479	—	—	34,892,479
Germany	21,320,260	—	—	21,320,260
Hong Kong	2,512,711	—	—	2,512,711
Ireland	3,930,450	—	—	3,930,450
Israel	5,799,788	—	—	5,799,788
Italy	993,670	—	—	993,670
Japan	50,334,778	—	—	50,334,778
Malaysia	10,987	—	—	10,987
Mexico	3,233,449	—	—	3,233,449
Netherlands	6,738,607	—	—	6,738,607
New Zealand	6,624,252	—	—	6,624,252
Norway	10,069,774	—	—	10,069,774
Portugal	3,499,252	—	—	3,499,252
Russia	1,027,292	—	—	1,027,292
Singapore	4,058,633	—	—	4,058,633
South Africa	1,914,117	—	—	1,914,117
South Korea	3,333,537	—	—	3,333,537
Spain	2,652,042	—	—	2,652,042
Sweden	6,639,842	—	—	6,639,842
Switzerland	31,799,035	—	—	31,799,035
Thailand	1,030,562	—	—	1,030,562
United Kingdom	46,590,001	—	—	46,590,001
United States	356,679,056	—	—	356,679,056

Total Common Stocks	662,063,722	—	—	662,063,722

Investment Company

United States	12,473,017	—	—	12,473,017

Total Investment Company	12,473,017	—	—	12,473,017

Preferred Stocks
Germany	777,463	—	—	777,463
Japan	219,742	—	—	219,742
Sweden	112,176	—	—	112,176

Total Preferred Stocks	1,109,381	—	—	1,109,381

Warrants
United States	668,605	—	—	668,605

Total Warrants	668,605	—	—	668,605

Debt Obligations	—	619,983	—	619,983

Total Debt Obligations	—	619,983	—	619,983

Short-Term Investments
Bank Deposits	—	95,045,494	—	95,045,494
Securities Lending Collateral	—	19,355,135	—	19,355,135

Total Short-Term Investments	—	114,400,629	—	114,400,629

Forward Foreign Currency Contracts*
Buys	—	4,245	—	4,245
Sales	—	93,165	—	93,165

Total Forward Foreign Currency Contracts	—	97,410	—	97,410

Futures Contracts*
Buys	389,972	—	—	389,972

Total Futures Contracts	389,972	—	—	389,972

Total	$676,704,697	$115,118,022	$—	$791,822,719

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts*
Sales	$—	$(151,804)	$—	$(151,804)

Total Forward Foreign Currency Contracts	—	(151,804)	—	(151,804)

Total	$—	$(151,804)	$—	$(151,804)

*	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Emerging Markets

	Transfers In			Transfers Out
	Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs
Common Stocks	$2,513,909	*	$—	$—	$2,513,909	*

*	Transfers occurred between Level 1 and Level 2 as a result of foreign securities receiving an exchange traded price.

For financial statement reporting purposes, the Funds recognize transfers between Levels as of the end of the reporting period.

The following table includes a rollforward of the amounts for the period ended June 30, 2014 for financial instruments classified as Level 3:

Core Fixed

Investments in Securities	Balance as of March 31, 2014		Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Transfers In (Out) of Level 3	Sales	Balance as of June 30, 2014		Change in Unrealized Appreciation (Depreciation) from Investments Held at June 30, 2014
DEBT OBLIGATIONS
Corporate Debt	$0	^	$—	$—	$—	$—	$0	^^	$—

Total	$0	^	$—	$—	$—	$—	$0	^^	$—

^	Represents four securities at $0 value as of March 31, 2014.
^^	Represents four securities at $0 value as of June 30, 2014.

For financial statement reporting purposes, the Funds recognize transfers between Levels as of the end of the reporting period.

Investments in Derivative Instruments

Non-US Core Equity and Emerging Markets held rights during the period as a result of corporate actions. Small/Mid Cap Growth and Global Low Volatility held warrants during the period as a result of corporate actions.

At June 30, 2014 and during the period then ended, the Funds had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

Large Cap Growth

ASSET DERIVATIVES

	Equity Risk	Total
Futures Contracts(3)	$185,905	$185,905

Total Value	$185,905	$185,905

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(5)
	Equity Risk	Total
Futures Contracts	163	163

Large Cap Value

ASSET DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Futures Contracts(3)	$—	$84,409	$84,409

Total Value	$—	$84,409	$84,409

LIABILITY DERIVATIVES
	Foreign Exchange Risk	Equity Risk	Total
Forward Foreign Currency Contracts(2)	$(39,043)	$—	$(39,043)

Total Value	$(39,043)	$—	$(39,043)

NOTIONAL AMOUNTS OR SHARES/UNITS(5)
	Foreign Exchange Risk	Equity Risk	Total
Futures Contracts	—	113	113
Forward Foreign Currency Contracts	(2,328,826)	—	(2,328,826)

Small/Mid Cap Growth

ASSET DERIVATIVES

	Equity Risk		Total
Warrants(1)	$0	*	$0
Futures Contracts(3)	395,045		395,045

Total Value	$395,045		$395,045

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(5)
	Equity Risk		Total
Warrants	27,862		27,862
Futures Contracts	149		149

Small/Mid Cap Value

ASSET DERIVATIVES

	Equity Risk	Total
Futures Contracts(3)	$328,331	$328,331

Total Value	$328,331	$328,331

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(5)
	Equity Risk	Total
Futures Contracts	111	111

Non-US Core Equity

ASSET DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Rights(1)	$—	$99,315	$99,315
Options Purchased(1)	103,526	—	103,526
Futures Contracts(3)	—	390,758	390,758

Total Value	$103,526	$490,073	$593,599

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(5)
	Foreign Exchange Risk	Equity Risk	Total
Rights	—	259,463	259,463
Options Purchased	2,379,538,510	—	2,379,538,510
Futures Contracts	—	810	810

Core Fixed

ASSET DERIVATIVES

	Interest Rate Risk		Equity Risk	Total
Futures Contracts(3)	$68,544		$—	$68,544
Swap Contracts(4)	3,341	**	—	3,341

Total Value	$71,885		$—	$71,885

LIABILITY DERIVATIVES
	Interest Rate Risk		Equity Risk	Total
Futures Contracts(3)	$(52,482)		$—	$(52,482)
Swap Contracts(4)	(33,492	)**	—	(33,492)

Total Value	$(85,974)		$—	$(85,974)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(5)
	Interest Rate Risk		Equity Risk	Total
Futures Contracts	270		—	270
Swap Contracts	17,818,333		—	17,818,333

Opportunistic Fixed

ASSET DERIVATIVES

	Foreign Exchange Risk	Interest Rate Risk	Total
Forward Foreign Currency Contracts(2)	$2,214,458	$—	$2,214,458

Total Value	$2,214,458	$—	$2,214,458

LIABILITY DERIVATIVES
	Foreign Exchange Risk	Interest Rate Risk	Total
Forward Foreign Currency Contracts(2)	$(2,153,133)	$—	$(2,153,133)
Futures Contracts(3)	—	(56,765)	(56,765)

Total Value	$(2,153,133)	$(56,765)	$(2,209,898)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(5)
	Foreign Exchange Risk	Credit Risk	Total
Forward Foreign Currency Contracts	(9,444,586)	—	(9,444,586)
Futures Contracts	—	120	120

Emerging Markets

ASSET DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Rights(1)	$—	$950	$950
Forward Foreign Currency Contracts(2)	2,013,413	—	2,013,413
Futures Contracts(3)	—	405,546	405,546

Total Value	$2,013,413	$406,496	$2,419,909

LIABILITY DERIVATIVES
	Foreign Exchange Risk	Equity Risk	Total
Forward Foreign Currency Contracts(2)	$(2,534,442)	$—	$(2,534,442)
Futures Contracts(3)	—	(746,088)	(746,088)

Total Value	$(2,534,442)	$(746,088)	$(3,280,530)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(5)
	Foreign Exchange Risk	Equity Risk	Total
Rights	—	2,546	2,546
Forward Foreign Currency Contracts	29,502,876	—	29,502,876
Futures Contracts	—	19,518	19,518

Global Low Volatility

ASSET DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Warrants(1)	$—	$668,605	$668,605
Forward Foreign Currency Contracts(2)	97,410	—	97,410
Futures Contracts(3)	—	389,972	389,972

Total Value	$97,410	$1,058,577	$1,155,987

LIABILITY DERIVATIVES
	Foreign Exchange Risk	Equity Risk	Total
Forward Foreign Currency Contracts(2)	$(151,804)	$—	$(151,804)

Total Value	$(151,804)	$—	$(151,804)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(5)	Foreign Exchange Risk	Equity Risk	Total
Warrants	—	34,589	34,589
Forward Foreign Currency Contracts	(18,149,705)	—	(18,149,705)
Futures Contracts	—	369	369

*	Represents one security at $0 value as of June 30, 2014.
**	Centrally Cleared Swaps are valued at unrealized appreciation/depreciation in the Schedule of Investments.
(1)	As shown within the Schedule of Investments.
(2)	As shown in the Forward Foreign Currency Contracts/Cross Currency Foreign Currency Contracts table within the Schedule of Investments.
(3)	As shown in the Futures Contracts and Synthetic Futures tables within the Schedule of Investments.
(4)	As shown in the Centrally Cleared Interest Rate Swaps tables within the Schedule of Investments.
(5)	Amounts disclosed represent average number of contracts, notional amounts, or shares/units outstanding for the months that the Fund held such derivatives during the period ended June 30, 2014.

(b) Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts for debt securities. Income is not recognized, nor are premium and discount amortized, on securities for which collection is not expected. Withholding taxes on foreign dividend, interest, and capital gains have been provided for in accordance with the respective country’s tax rules and rates. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation-adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified-cost basis.

(c) Cash and short term investments

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of the Fund’s net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

(d) Securities lending

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current fair value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate fair value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. A liability for cash collateral is reflected in the Statements of Assets and Liabilities, and is categorized as Level 2 within the fair value hierarchy. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

The Funds participate in a securities lending program under which the Funds’ custodian, State Street Bank and Trust Company (the “Custodian”), is authorized to lend Fund portfolio securities to qualified broker-dealers and financial institutions that post appropriate collateral. The Custodian has agreed to indemnify the Funds in case of default of any security borrower. Securities on loan are fully collateralized and the collateral exceeded the securities on loan at June 30, 2014. Currently, the cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio. The Custodian receives a portion of the interest earned on any reinvested collateral. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at June 30, 2014 were as follows:

	Market Value of Loaned Securities	Value of Cash Collateral	Value of Non- Cash Collateral
Large Cap Growth	$17,279,868	$17,636,901	$—
Large Cap Value	6,694,595	6,822,231	—
Small/Mid Cap Growth	41,210,300	41,542,177	640,101
Small/Mid Cap Value	36,418,661	36,423,627	485,548
Non-US Core Equity	79,079,432	80,208,555	2,906,337
Core Fixed	2,501,502	2,556,506	—
Emerging Markets	37,999,536	39,330,070	902,782
Global Low Volatility	18,833,894	19,355,135	—

(e) Repurchase agreements

A Fund may enter into a repurchase agreement under the terms of a Master Repurchase Agreement where the Fund purchases securities from a bank or broker-dealer who simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to a seller secured by the securities transferred to the Fund. Repurchase agreements are fully collateralized and the collateral is marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund. As of June 30, 2014, none of the Funds held open repurchase agreements.

(f) Swaps

A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default, and index swaps, and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio, to modify the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction.

The credit default swap agreements may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit worthiness and an increased market perception that there is a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rates, serve as an indication of the current status of the payment/performance risk.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor and/or the Subadvisor in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis.

In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor and/or Subadvisor in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

Whether a Fund’s use of swap agreements or swap options will be successful in achieving the Fund’s investment objective will depend on the Subadvisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap at the time of default, and not the entire notional amount of the swap contract now that the potential loss can be mitigated by the posting of collateral and offsetting provisions of the ISDA. The Subadvisor that enters into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of counterparty default on swaps.

Because swaps are two party contracts that may be subject to contractual restrictions on transferability and termination, and they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. However, the Trust has adopted procedures pursuant to which the Advisor may determine that swaps (including swap options) are liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Certain restrictions imposed on the Funds’ ability to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), may limit the Funds’ ability to use swap agreements. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

A Fund will accrue for interim payments on swap contracts on a daily basis, with the net amount recorded as interest payable or receivable on swap contracts on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap contracts, in addition to realized gain/loss recorded upon the termination of swap contracts on the Statements of Operations. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts (swap contracts, at value on the Statements of Assets and Liabilities).

Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments are included as part of realized gain (loss) on the Statements of Operations.

The swaps in which the Fund may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty, if possible.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor or Subadvisor is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that Subadvisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If a Subadvisor attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

During the period ended June 30, 2014, Core Fixed used swap agreements to adjust interest rate and yield curve exposure or to manage credit exposure. See the Core Fixed Schedule of Investments for a listing of open swap agreements as of June 30, 2014.

(g) Futures

A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest rates, or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

A purchase of a futures contract means the acquisition of a contractual right of a Fund to obtain delivery of the securities or foreign currency underlying the contract at a specified price on a specified future date. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

When a Fund enters into a futures contract, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Futures contracts are marked-to-market daily, depending upon changes in the price of the underlying securities subject to the futures contracts, and the change in value is recorded by the Fund as a variation margin payable or receivable. The Fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.

A Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission (“CFTC”) for sale to customers in the United States, or on foreign exchanges. In addition, a Fund may sell stock index futures in anticipation of, or during a market decline to attempt to offset the decrease in the market value of the Fund’s common stocks that might otherwise result, and a Fund may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

Where the futures market is not as developed or where the regulations prevent or make it disadvantageous to trade futures, the Emerging Markets Fund will utilize synthetic futures as part of the country selection strategy implementation. A synthetic future operates like a swap transaction and uses equity index swaps on equity index futures.

During the period ended June 30, 2014, Large Cap Growth, Large Cap Value, Small/Mid Cap Growth, Small/Mid Cap Value and Non-US Core Equity used futures to equitize cash. Core Fixed and Opportunistic Fixed used futures to adjust interest rate exposure and replicate government bond positions. Emerging Markets used futures to create passive index exposure to certain domestic emerging market country indices in the Fund. See the Schedules of Investments for a listing of open futures contracts as of June 30, 2014.

(h) Options

The Funds may purchase and sell (write) put and call options on debt securities and indices to enhance investment performance, manage duration, or protect against changes in market prices. The Funds may also buy and sell combinations of put and call options on the same underlying security, currency or index. Short (sold) options positions will generally be hedged by the Funds with cash, cash equivalents, current portfolio security holdings, or other options or futures positions.

The Funds may enter into swap options (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised. However, when a Fund writes a swaption, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement.

When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option, it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

During the period ended June 30, 2014, Non-US Core Equity used options to adjust exposure to foreign currency and to efficiently maintain liquidity. Core Fixed used options to manage interest rate and volatility exposure.

See the Non-US Core Equity Schedule of Investments for a listing of options contracts as of June 30, 2014.

Transactions in written option contracts for Core Fixed for the period ended June 30, 2014, is as follows:

	Number of Contracts/Notional Amount	Premiums Received
Options outstanding at March 31, 2014	175	$23,279
Options written	28	1,685
Options exercised	(175)	(23,279)
Options expired	(28)	(1,685)

Options outstanding at June 30, 2014	—	$—

(i) Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time the contract was opened and the value at the time the contract was closed.

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Custodian or the Fund’s sub-custodian will segregate assets in a segregated account of the Fund in an amount not less than the value of the Fund’s total assets committed to the consummation of such forward contract. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contract.

During the period ended June 30, 2014, Large Cap Value used forward foreign currency contracts to partially hedge Japanese Yen exposure on the currency risk embedded in one ADR position. Opportunistic Fixed used forward foreign currency contracts for a variety of purposes, including hedging, risk management, efficient portfolio management, enhancing total returns, or as a substitute for taking a position in the underlying asset. Emerging Markets and Global Low Volatility used forward foreign currency contracts to hedge, cross hedge or to actively manage the currency exposures in the Funds. See the Large Cap Value, Opportunistic Fixed, Emerging Markets and Global Low Volatility Schedules of Investments for a listing of open forward foreign currency contracts as of June 30, 2014.

(j) Foreign currency translation

The books and records of each Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations within each Fund’s Statement of Operations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

(k) When-issued securities/TBA securities

Purchasing securities on a “when-issued” basis is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis such as TBA securities. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring the securities unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining the Fund’s NAV. The market value of when-issued or forward delivery securities may be more or less than the purchase price. Certain risks may arise upon entering into when-issued or forward delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date. See the Core Fixed Schedule of Investments for TBA sale commitments held as of June 30, 2014.

(l) Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Fund’s Schedule of Investments for REIT securities held as of June 30, 2014.

(m) Mortgage-related and other asset-backed securities

The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of stripped mortgage-backed security has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the cost basis of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. See the Schedules of Investments for mortgage-backed and asset-backed securities held by Core Fixed as of June 30, 2014.

(n) Bank loans

Core Fixed may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. At June 30, 2014, the Funds held no unfunded loan commitments.

(o) Indexed securities

The Funds may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Funds use indexed securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

(p) Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under the Code. The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal and state income or excise tax is necessary.

(q) Allocation of expenses and income

The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated among the applicable Funds, taking into consideration, among other things, the nature and type of expense and the relative size of each applicable Fund.

3.	Federal income taxes

As of June 30, 2014, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Growth	$353,333,296	$51,918,036	$(5,827,048)	$46,090,988
Large Cap Value	298,612,264	77,507,355	(1,202,732)	76,304,623
Small/Mid Cap Growth	396,706,834	66,494,225	(7,852,465)	58,641,760
Small/Mid Cap Value	410,161,562	41,252,458	(7,358,516)	33,893,942
Non-US Core Equity	1,927,405,747	280,683,369	(29,386,936)	251,296,433
Core Fixed	942,420,687	24,708,781	(3,535,217)	21,173,564
Opportunistic Fixed	297,433,857	8,941,265	(843,738)	8,097,527
Emerging Markets	951,694,782	82,652,003	(20,259,294)	62,392,709
Global Low Volatility	710,497,151	91,250,052	(10,411,866)	80,838,186

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, investments in passive foreign investment companies and other basis adjustments.

4.	Subsequent events

Management has determined that no material events or transactions occurred subsequent to June 30, 2014 through the date the schedules of investments were filed with the Securities and Exchange Commission that would require additional disclosure.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended,

(17CFR 270.30a-3(c))), are effective based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercer Funds

By:	/s/ Richard Nuzum
Richard Nuzum President and Chief Executive Officer (Principal Executive Officer)

Date:	August 20, 2014

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report had been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard Nuzum
Richard Nuzum President and Chief Executive Officer (Principal Executive Officer)

Date:	August 20, 2014

By:	/s/ Richard S. Joseph
Richard S. Joseph Vice President, Treasurer and Principal Accounting Officer (Principal Financial Officer)

Date:	August 20, 2014